As filed with the SEC on May 26, 2011

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07495
Transamerica Partners Funds Group II

Investment Company Act file number: 811-07674
Transamerica Partners Funds Group

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida	33716

(Address of Principal Executive Offices)	(Zip Code)
Dennis P. Gallagher, Esq.
P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Date of fiscal year end: December 31
Date of reporting period: January 1, 2011 — March 31, 2011
Item 1. Schedule of Investments.
The unaudited Schedules of Investment of Registrant as of March 31, 2011 are attached.

Transamerica Partners Institutional Funds Group
Transamerica Institutional Asset Allocation Funds
Quarterly Schedules of Investments
March 31, 2011
Money Market Fund
Transamerica Partners Institutional Money Market
Bond Funds
Transamerica Partners Institutional High Quality Bond
Transamerica Partners Institutional Inflation-Protected Securities
Transamerica Partners Institutional Core Bond
Transamerica Partners Institutional High Yield Bond
Balanced Fund
Transamerica Partners Institutional Balanced
Stock Funds
Transamerica Partners Institutional Large Value
Transamerica Partners Institutional Stock Index
Transamerica Partners Institutional Large Core
Transamerica Partners Institutional Large Growth
Transamerica Partners Institutional Mid Value
Transamerica Partners Institutional Mid Growth
Transamerica Partners Institutional Small Value
Transamerica Partners Institutional Small Core
Transamerica Partners Institutional Small Growth
Transamerica Partners Institutional International Equity
The above funds, except for Transamerica Partners Institutional Stock Index Fund, are fully invested in a corresponding series of Transamerica Partners Portfolios which are located in this report.
Transamerica Partners Institutional Stock Index Fund is fully invested in the S&P 500 Stock Master Portfolio which is located in this report.
Asset Allocation Funds
Transamerica Institutional Asset Allocation – Short Horizon
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon
Transamerica Institutional Asset Allocation – Intermediate Horizon
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon
Transamerica Institutional Asset Allocation – Long Horizon
The above funds are “fund of funds” fully invested in various funds of the Transamerica Institutional Partners Funds Group.

Transamerica Institutional Asset Allocation — Short Horizon
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0% җ
Domestic Equity - 9.0%
Transamerica Partners Institutional Large Growth	205,672	$1,464
Transamerica Partners Institutional Large Value	161,319	1,490
Transamerica Partners Institutional Small Core	87,783	947
Fixed Income - 86.8%
Transamerica Partners Institutional Core Bond	1,838,740	19,785
Transamerica Partners Institutional High Quality Bond	668,710	7,048
Transamerica Partners Institutional High Yield Bond	511,772	4,534
Transamerica Partners Institutional Inflation-Protected Securities	598,561	6,267
International Equity - 2.2%
Transamerica Partners Institutional International Equity	131,080	941
Money Market - 2.0%
Transamerica Partners Institutional Money Market ‡	85,292	858

Total Investment Companies (cost $39,329) #		43,334
Other Assets and Liabilities — Net		(3)

Net Assets		$43,331

NOTES TO SCHEDULE OF INVESTMENTS:

җ	Each fund invests its assets in an affiliated fund of Transamerica Partners Institutional Funds Group.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $39,329. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $4,005.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	03/31/2011
Investment Companies	$43,334	$—	$—	$43,334

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	March 31, 2011 Form N-Q

Transamerica Institutional Asset Allocation — Short/Intermediate Horizon
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0% җ
Domestic Equity - 26.0%
Transamerica Partners Institutional Large Growth	508,482	$3,620
Transamerica Partners Institutional Large Value	415,131	3,832
Transamerica Partners Institutional Mid Growth ‡	62,803	889
Transamerica Partners Institutional Mid Value	58,073	893
Transamerica Partners Institutional Small Core	85,603	924
Fixed Income - 65.4%
Transamerica Partners Institutional Core Bond	1,167,783	12,565
Transamerica Partners Institutional High Quality Bond	487,061	5,134
Transamerica Partners Institutional High Yield Bond	371,998	3,296
Transamerica Partners Institutional Inflation-Protected Securities	441,967	4,627
International Equity - 8.0%
Transamerica Partners Institutional International Equity	434,016	3,116
Money Market - 0.6%
Transamerica Partners Institutional Money Market ‡	22,576	227

Total Investment Companies (cost $33,085) #		39,123
Other Assets and Liabilities — Net		(3)

Net Assets		$39,120

NOTES TO SCHEDULE OF INVESTMENTS:

җ	Each fund invests its assets in an affiliated fund of Transamerica Partners Institutional Funds Group.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $33,085. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $6,038.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	03/31/2011
Investment Companies	$39,123	$—	$—	$39,123

Э      See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	March 31, 2011 Form N-Q

Transamerica Institutional Asset Allocation — Intermediate Horizon
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0% җ
Domestic Equity - 40.7%
Transamerica Partners Institutional Large Growth	4,566,929	$32,517
Transamerica Partners Institutional Large Value	3,323,750	30,678
Transamerica Partners Institutional Mid Growth ‡	543,698	7,699
Transamerica Partners Institutional Mid Value	505,857	7,775
Transamerica Partners Institutional Small Growth ‡	561,101	8,231
Transamerica Partners Institutional Small Value	541,478	7,738
Fixed Income - 45.1%
Transamerica Partners Institutional Core Bond	4,777,687	51,409
Transamerica Partners Institutional High Quality Bond	1,624,049	17,117
Transamerica Partners Institutional High Yield Bond	1,620,124	14,354
Transamerica Partners Institutional Inflation-Protected Securities	2,125,309	22,252
International Equity - 13.0%
Transamerica Partners Institutional International Equity	4,213,954	30,256
Money Market - 1.2%
Transamerica Partners Institutional Money Market ‡	269,800	2,715

Total Investment Companies (cost $192,296) #		232,741
Other Assets and Liabilities — Net		(20)

Net Assets		$232,721

NOTES TO SCHEDULE OF INVESTMENTS:

җ	Each fund invests its assets in an affiliated fund of Transamerica Partners Institutional Funds Group.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $192,296. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $40,445.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	03/31/2011
Investment Companies	$232,741	$—	$—	$232,741

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	March 31, 2011 Form N-Q

Transamerica Institutional Asset Allocation — Intermediate/Long Horizon
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0% җ
Domestic Equity - 54.5%
Transamerica Partners Institutional Large Growth	4,183,222	$29,785
Transamerica Partners Institutional Large Value	2,791,517	25,766
Transamerica Partners Institutional Mid Growth ‡	590,301	8,359
Transamerica Partners Institutional Mid Value	554,932	8,529
Transamerica Partners Institutional Small Growth ‡	558,868	8,199
Transamerica Partners Institutional Small Value	578,612	8,268
Fixed Income - 26.2%
Transamerica Partners Institutional Core Bond	2,119,509	22,806
Transamerica Partners Institutional High Quality Bond	285,404	3,008
Transamerica Partners Institutional High Yield Bond	703,890	6,236
Transamerica Partners Institutional Inflation-Protected Securities	1,031,014	10,795
International Equity - 17.8%
Transamerica Partners Institutional International Equity	4,052,434	29,096
Money Market - 1.5%
Transamerica Partners Institutional Money Market ‡	243,798	2,453

Total Investment Companies (cost $136,603) #		163,300
Other Assets and Liabilities — Net		(13)

Net Assets		$163,287

NOTES TO SCHEDULE OF INVESTMENTS:

җ	Each fund invests its assets in an affiliated fund of Transamerica Partners Institutional Funds Group.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $136,603. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $26,697.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	03/31/2011
Investment Companies	$163,300	$—	$—	$163,300

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	March 31, 2011 Form N-Q

Transamerica Institutional Asset Allocation — Long Horizon
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0% җ
Domestic Equity - 67.2%
Transamerica Partners Institutional Large Growth	2,161,343	$15,389
Transamerica Partners Institutional Large Value	1,391,092	12,840
Transamerica Partners Institutional Mid Growth ‡	329,882	4,671
Transamerica Partners Institutional Mid Value	308,541	4,742
Transamerica Partners Institutional Small Growth ‡	309,792	4,545
Transamerica Partners Institutional Small Value	324,893	4,643
Fixed Income - 7.6%
Transamerica Partners Institutional Core Bond	246,262	2,649
Transamerica Partners Institutional High Yield Bond	148,252	1,314
Transamerica Partners Institutional Inflation-Protected Securities	126,279	1,322
International Equity - 22.6%
Transamerica Partners Institutional International Equity	2,188,200	15,711
Money Market - 2.6%
Transamerica Partners Institutional Money Market ‡	182,558	1,837

Total Investment Companies (cost $53,701) #		69,663
Other Assets and Liabilities — Net		(6)

Net Assets		$69,657

NOTES TO SCHEDULE OF INVESTMENTS:

җ	Each fund invests its assets in an affiliated fund of Transamerica Partners Institutional Funds Group.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $53,701. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $15,962.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	03/31/2011
Investment Companies	$69,663	$—	$—	$69,663

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.

Transamerica Institutional Asset Allocation Funds	March 31, 2011 Form N-Q

Notes to Schedules of Investments
At March 31, 2011
(unaudited)
Transamerica Institutional Asset Allocation Funds (each a “Fund” and collectively, the “Funds”) are non-diversified open-end management companies as defined by the Investment Company Act of 1940, as amended. Each Fund invests all of its investable assets among certain series of Transamerica Partners Funds Group II (“Funds Group II”). The following is a summary of significant accounting policies followed by Transamerica Institutional Asset Allocation Funds.
Security valuations: All investments in securities are recorded at their estimated fair value. The value of any Fund’s investment in a corresponding fund of Funds Group II is valued at the net asset value per share of each fund determined at the close of business of the New York Stock Exchange (“NYSE”), normally, 4:00 P.M. Eastern Time, each day the NYSE is open for business. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 – Unadjusted quoted prices in active markets for identical securities.
Level 2 – Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs, to the extent that relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurement: Investment company securities are valued at the net asset value of the underlying funds. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Funds’ investments at March 31, 2011 are disclosed in the Valuation Summary of each Fund’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no transfers into or out of any Levels as described above during the period ended March 31, 2011.

Transamerica Institutional Asset Allocation Funds	March 31, 2011 Form N-Q

Transamerica Partners Portfolios
I

Transamerica Partners Money Market Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

COMMERCIAL PAPER - 15.4%
Capital Markets - 2.0%
Credit Suisse
0.26%, 04/20/2011	$21,100	$21,097
Commercial Banks - 8.6%
Banco Bilbao Vicaya
0.59%, 04/25/2011 - 144A	14,200	14,194
Commonwealth Bank of Australia
0.26%, 05/25/2011 - 144A	29,800	29,788
HSBC USA, Inc.
0.44%, 04/13/2011	14,200	14,198
Kreditanstalt fuer Wiederaufbau
0.25%, 04/14/2011 - 144A	21,500	21,498
Westpac Banking Corp.
0.28%, 04/08/2011 - 144A	10,450	10,449
Diversified Financial Services - 4.8%
Rabobank USA Financial Corp.
0.63%, 05/11/2011	15,100	15,095
Societe Generale North America, Inc.
0.47%, 07/06/2011	19,100	19,076
0.54%, 08/08/2011	16,000	15,969

Total Commercial Paper (cost $161,364)		161,364

CERTIFICATES OF DEPOSIT - 41.8%
Capital Markets - 5.5%
Deutsche Bank AG
0.33%, 05/10/2011*	31,100	31,100
UBS AG
0.60%, 04/15/2011*	26,500	26,504
Commercial Banks - 36.3%
Abbey National Treasury Services PLC
0.60%, 08/24/2011*	31,200	31,200
Bank of Montreal
0.15%, 04/07/2011*	20,000	20,000
Bank of Nova Scotia
0.30%, 04/04/2011*	20,500	20,500
Barclays Bank PLC
0.36%, 05/03/2011*	17,800	17,800
0.40%, 06/20/2011*	19,550	19,550
BNP Paribas
0.45%, 07/18/2011*	29,850	29,850
Credit Agricole
0.42%, 06/01/2011*	25,550	25,550
Lloyds TSB Bank PLC
0.26%, 04/25/2011	14,450	14,450
National Australia Bank, Ltd.
0.32%, 06/10/2011*	18,200	18,200
Nordea Bank Finland PLC
0.30%, 04/15/2011	24,300	24,300
Rabobank Nederland NV
0.31%, 10/12/2011*	23,450	23,452
Royal Bank of Canada
0.27%, 08/26/2011*	23,350	23,350
0.31%, 03/12/2012*	12,450	12,450
Standard Chartered Bank
0.30%, 06/27/2011*	21,600	21,600
Svenska Handelsbanken AB
0.27%, 06/21/2011*	20,950	20,950
0.28%, 05/18/2011	15,350	15,350
Toronto-Dominion Bank
0.21%, 04/04/2011*	15,000	15,000
Westpac Banking Corp.
0.30%, 05/13/2011*	26,950	26,950

Total Certificate of Deposits (cost $438,106)		438,106

CORPORATE DEBT SECURITIES - 4.0%
Commercial Banks - 4.0%
Australia & New Zealand Banking Group, Ltd.
0.46%, 04/26/2011 - 144A *	11,350	11,352
Eksportfinans ASA
5.13%, 10/26/2011	8,500	8,729
International Bank for Reconstruction & Development
0.31%, 07/13/2011*	14,550	14,550
National Australia Bank, Ltd.
0.38%, 07/07/2011 - 144A *	7,900	7,902

Total Corporate Debt Securities (cost $42,533)		42,533

SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 2.9%
Caisse D’amortissement de La Dette Sociale
0.27%, 05/04/2011 - 144A	10,150	10,147
0.28%, 06/16/2011 - 144A	20,750	20,738

Total Short-Term Foreign Government Obligations (cost $30,885)		30,885

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 11.0%
Fannie Mae
0.14%, 07/05/2011	19,500	19,493
0.36%, 06/15/2011	20,300	20,292
Freddie Mac
0.08%, 04/08/2011	19,200	19,200
0.14%, 06/15/2011	20,950	20,945
0.36%, 04/01/2011*	15,000	15,000
U.S. Treasury Bill
0.16%, 08/25/2011	20,500	20,487

Total Short-Term U.S. Government Obligations (cost $115,417)		115,417

U.S. GOVERNMENT OBLIGATIONS - 7.6%
U.S. Treasury Note
0.75%, 11/30/2011	14,250	14,300
0.88%, 04/30/2011	16,400	16,408
1.00%, 07/31/2011	21,300	21,356
1.13%, 06/30/2011	28,200	28,268

Total U.S. Government Obligations (cost $80,332)		80,332

REPURCHASE AGREEMENTS - 17.3%
Barclays Bank PLC
0.13% ▲, dated 03/31/2011, to be repurchased at $23,100 on 04/01/2011. Collateralized by U.S. Government Agency Obligations, 0.28% - 0.75%, due 09/17/2012 - 12/18/2013, with a total value of $23,562.	23,100	23,100
Deutsche Bank AG
0.15% ▲, dated 03/31/2011, to be repurchased at $22,400 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 1.63%, due 04/15/2013, with a value of $22,848.	22,400	22,400
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Money Market Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENTS (continued)
Goldman Sachs
0.12% ▲, dated 03/31/2011, to be repurchased at $117,500 on 04/01/2011. Collateralized by U.S. Government Agency Obligations, 5.00% - 5.75%, due 01/15/2012 - 02/16/2017, with a total value of $119,850.	$117,500	$117,500
HSBC Bank USA
0.13% ▲, dated 03/31/2011, to be repurchased at $18,760 on 04/01/2011. Collateralized by a U.S. Government Obligation, Zero Coupon, due 09/26/2011, with a value of $19,140.	18,760	18,760
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $1 on 04/01/2011. Collateralized by a U.S. Government Obligation, 3.13%, due 04/30/2017, with a value of $5.	1	1

Total Repurchase Agreements (cost $181,761)		181,761

Total Investment Securities (cost $1,050,398) #		1,050,398
Other Assets and Liabilities — Net		353

Net Assets		$1,050,751

NOTES TO SCHEDULE OF INVESTMENTS:
*	Floating or variable rate note. Rate is listed as of 03/31/2011.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $1,050,398.
DEFINITION:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $126,068, or 12.00%, of the portfolio’s net assets.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Certificates of Deposit	$—	$438,106	$—	$438,106
Commercial Papers	—	161,364	—	161,364
Corporate Debt Securities	—	42,533	—	42,533
Repurchase Agreement	—	181,761	—	181,761
Short-Term Foreign Government Obligations	—	30,885	—	30,885
Short-Term U.S. Government Obligations	—	115,417	—	115,417
U.S. Government Obligations	—	80,332	—	80,332
Total	$—	$1,050,398	$—	$1,050,398

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 10.7%
U.S. Treasury Note
0.63%, 01/31/2013 - 02/28/2013	$53,000	$52,891
Total U.S. Government Obligation (cost $52,876)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
Fannie Mae
2.50%, 05/15/2014 ^	950	981
4.00%, 10/25/2016 - 07/25/2033	898	920
4.50%, 09/01/2013	833	855
5.50%, 12/01/2022	809	882
6.00%, 07/01/2014 - 09/01/2014	270	294
Freddie Mac
2.87%, 12/15/2016	654	660
3.38%, 03/15/2018	2,210	2,284
4.00%, 09/15/2016 - 09/15/2017	1,998	2,036
5.50%, 06/01/2014 - 04/01/2017	407	438
6.00%, 10/15/2021	1,436	1,488
6.50%, 02/01/2013 - 04/01/2013	56	59
Ginnie Mae
4.66%, 12/16/2030 *	2,000	2,103
5.31%, 02/16/2036 *	5,000	5,317
5.75%, 12/15/2022	821	903

Total U.S. Government Agency Obligations (cost $18,773)		19,220

FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Province of Ontario Canada
1.38%, 01/27/2014 ^	4,795	4,782
Province of Quebec Canada
4.88%, 05/05/2014 ^	3,650	4,000

Total Foreign Government Obligations (cost $8,847)		8,782

MORTGAGE-BACKED SECURITIES - 18.5%
Bear Stearns Commercial Mortgage Securities
Series 2002-PBW1, Class A1
3.97%, 11/11/2035 *	124	125
Series 2007-PW15, Class A2
5.21%, 02/11/2044	1,359	1,381
Commercial Mortgage Pass-Through Certificates
Series 2005-LP5, Class A2
4.63%, 05/10/2043	1,307	1,321
Series 2006-C8, Class A3
5.31%, 12/10/2046	5,690	5,860
Community Program Loan Trust
Series 1987-A, Class A4
4.50%, 10/01/2018	599	604
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A2
4.18%, 11/15/2037	1,447	1,446
Crusade Global Trust
Series 2004-2, Class A1
0.44%, 11/19/2037 *	458	447
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A2
5.17%, 08/15/2048	3,656	3,724
GE Capital Commercial Mortgage Corp.
Series 2005-C1, Class A2
4.35%, 06/10/2048	3,179	3,184
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.31%, 08/10/2042	1,391	1,392
Series 2006-GG7, Class A2
5.89%, 07/10/2038 *	1,797	1,805
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A4
4.96%, 08/10/2038	4,400	4,447
Series 2006-GG6, Class A2
5.51%, 04/10/2038 *	617	621
Series 2006-GG6, Class AAB
5.59%, 04/10/2038 *	4,234	4,474
Series 2006-GG8, Class AAB
5.54%, 11/10/2039	4,700	4,982
Series 2007-GG10, Class A1
5.69%, 08/10/2045	214	216
Series 2007-GG10, Class AAB
5.81%, 08/10/2045 *	5,010	5,192
Interstar Millennium Trust
Series 2003-3G, Class A2
0.81%, 09/27/2035 *	189	176
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2002-C2, Class A1
4.33%, 12/12/2034	111	112
Series 2006-LDP7, Class A2
5.85%, 04/15/2045 *	3,718	3,732
JPMorgan Mortgage Trust
Series 2006-S2, Class 1A17
6.00%, 07/25/2036	2,258	2,172
LB Commercial Conduit Mortgage Trust
Series 1999-C2, Class G
6.72%, 10/15/2032 - 144A	5,000	5,017
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3
4.56%, 09/15/2027 *	4,550	4,625
Series 2005-C7, Class A2
5.10%, 11/15/2030	637	638
Series 2006-C4, Class AAB
6.05%, 06/15/2032 *	4,000	4,260
Series 2006-C7, Class A2
5.30%, 11/15/2038	2,607	2,644
Series 2007-C2, Class A2
5.30%, 02/15/2040	4,283	4,370
Merrill Lynch Mortgage Trust
Series 2005-MKB2, Class A2
4.81%, 09/12/2042	2,214	2,212
Series 2006-C1, Class A2
5.62%, 05/12/2039 *	558	571
Wachovia Bank Commercial Mortgage Trust
Series 2003-C5, Class A1
2.99%, 06/15/2035	1,483	1,484
Series 2003-C9, Class A3
4.61%, 12/15/2035	2,774	2,875
Series 2007-C30, Class A3
5.25%, 12/15/2043	4,700	4,817
Series 2007-C30, Class APB
5.29%, 12/15/2043	5,000	5,071
Series 2007-C33, Class A3
5.90%, 02/15/2051 *	4,300	4,561
Wells Fargo Mortgage Backed Securities Trust
Series 2005-9, Class 1A1
4.75%, 10/25/2035	710	713

Total Mortgage-Backed Securities (cost $90,795)		91,271

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - 29.8%
American Express Co.
Series 2006-2, Class C
5.65%, 01/15/2014 - 144A	$2,300	$2,321
AmeriCredit Automobile Receivables Trust
Series 2009-1, Class B
9.79%, 04/15/2014	1,000	1,121
Avis Budget Rental Car Funding AESOP LLC
Series 2010-5A, Class A
3.15%, 03/20/2017 - 144A	2,000	1,993
BMW Vehicle Lease Trust
Series 2009-1, Class A3
2.91%, 03/15/2012	1,180	1,186
BMW Vehicle Owner Trust
Series 2010-A, Class A4
2.10%, 10/25/2016	4,000	4,067
Cabela’s Master Credit Card Trust
Series 2006-3A, Class A1
5.26%, 10/15/2014 - 144A	3,000	3,060
Capital One Multi-Asset Execution Trust
Series 2006-10, Class A
5.15%, 06/16/2014	3,000	3,053
Series 2009-A2, Class A2
3.20%, 04/15/2014 ^	1,500	1,509
Capital One Prime Auto Receivables Trust
Series 2007-1, Class B
5.76%, 12/15/2013	3,000	3,005
CarMax Auto Owner Trust
Series 2010-2, Class A3
1.41%, 02/16/2015	4,750	4,785
CenterPoint Energy Transition Bond Co., LLC
Series 2009-1, Class A1
1.83%, 02/15/2016	2,304	2,328
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A6
4.43%, 10/25/2014 *	1,555	1,568
CIT Equipment Collateral
Series 2009-VT1, Class A3
3.07%, 08/15/2016 - 144A	1,188	1,197
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.25%, 12/23/2014	3,000	3,064
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.36%, 05/16/2016 - 144A *	2,850	2,893
CNH Equipment Trust
Series 2009-B, Class A4
5.17%, 10/15/2014	3,100	3,225
Series 2009-C, Class A4
3.00%, 08/17/2015	3,000	3,086
Series 2009-C, Class B
4.98%, 04/15/2016	500	513
Series 2010-A, Class B
4.04%, 09/15/2016	2,175	2,224
Series 2010-B, Class A4
1.74%, 01/17/2017	4,400	4,367
Discover Card Master Trust
Series 2008-A3, Class A3
5.10%, 10/15/2013	4,000	4,007
Entergy Texas Restoration Funding LLC
Series 2009-A, Class A1
1.00%, 02/01/2016	1,874	1,908
Ford Credit Auto Owner Trust
Series 2006-C, Class D
6.89%, 05/15/2013 - 144A	2,000	2,029
Series 2007-A, Class B
5.60%, 10/15/2012	1,000	1,034
Series 2009-E, Class A4
1.00%, 11/15/2014	2,480	2,537
Series 2010-A, Class A3
1.32%, 06/15/2014	2,630	2,646
Series 2010-B, Class A4
1.58%, 09/15/2015	2,725	2,708
Series 2010-B, Class B
2.54%, 02/15/2016	5,500	5,510
Ford Credit Floorplan Master Owner Trust
Series 2010-5, Class A1
1.50%, 09/15/2015	2,000	1,987
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	4,377	4,532
Series 2010-3, Class A
2.21%, 06/15/2016	3,000	3,048
GE Equipment Midticket LLC
Series 2009-1, Class A4
3.13%, 11/16/2020	4,750	4,872
Honda Auto Receivables Owner Trust
Series 2009-2, Class A3
2.79%, 01/16/2012	803	811
Series 2009-2, Class A4
4.43%, 08/15/2012	2,650	2,771
Series 2010-1, Class A3
1.25%, 10/21/2013	2,400	2,413
Huntington Auto Trust
Series 2008-1A, Class A3A
4.81%, 04/16/2012 - 144A	227	227
Hyundai Auto Receivables Trust
Series 2008-A, Class A3
4.93%, 12/17/2012	1,428	1,449
Series 2010-B, Class A4
1.63%, 03/15/2017	2,000	1,968
Series 2011-A, Class A4
1.78%, 12/15/2015	3,000	2,990
Macquarie Equipment Funding Trust
Series 2011-A, Class A3
1.91%, 04/20/2017 - 144A	1,800	1,803
Massachusetts RRB Special Purpose Trust
Series 2005-1, Class A4
4.40%, 03/15/2015	1,582	1,658
MBNA Credit Card Master Note Trust
Series 2004-B1, Class B1
4.45%, 08/15/2016	1,100	1,173
Mercedes-Benz Auto Receivables Trust
Series 2010-1, Class A3
1.42%, 08/15/2014	1,745	1,758
MMAF Equipment Finance LLC
Series 2009-AA, Class A4
3.51%, 01/15/2030 - 144A	5,385	5,591
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.07%, 01/15/2015	1,099	1,104
Popular ABS Mortgage Pass-Through Trust
Series 2005-3, Class AF3
4.44%, 07/25/2035 *	299	299
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
Railcar Leasing LLC
Series 1, Class A2
7.13%, 01/15/2013 - 144A Ə	$5,278	$5,548
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A3
1.27%, 12/16/2013	4,000	4,025
USAA Auto Owner Trust
Series 2009-2, Class A4
2.53%, 06/17/2013	1,005	1,031
Series 2010-1, Class A3
1.30%, 06/16/2014	3,200	3,217
Volkswagen Auto Lease Trust
Series 2009-A, Class A3
3.41%, 04/16/2012	2,262	2,275
Volkswagen Auto Loan Enhanced Trust
Series 2010-1, Class A4
2.14%, 08/22/2016	1,870	1,902
Series 2011-1, Class A3
1.22%, 06/22/2015	3,250	3,243
World Financial Network Credit Card Master Trust
Series 2009-D, Class A
4.66%, 05/15/2017	1,250	1,329
Series 2010-A, Class A
3.96%, 04/15/2019	4,750	4,916
World Omni Auto Receivables Trust
Series 2007-AA, Class B
5.31%, 12/15/2014 - 144A Ə	3,500	3,505
Series 2010-A, Class A4
2.21%, 09/15/2013	2,200	2,238

Total Asset-Backed Securities (cost $146,434)		146,627

CORPORATE DEBT SECURITIES - 33.4%
Beverages - 2.0%
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 03/26/2013	4,700	4,795
Bottling Group LLC
6.95%, 03/15/2014	4,210	4,849
Capital Markets - 3.8%
Credit Suisse
5.50%, 05/01/2014	4,230	4,637
Goldman Sachs Group, Inc.
0.49%, 02/06/2012 *	4,330	4,328
3.63%, 08/01/2012	3,005	3,099
Morgan Stanley
6.00%, 05/13/2014	6,100	6,635
Chemicals - 0.6%
Airgas, Inc.
4.50%, 09/15/2014	2,591	2,707
Commercial Banks - 3.9%
Bank of Nova Scotia
2.25%, 01/22/2013	6,640	6,779
PNC Funding Corp.
3.00%, 05/19/2014	4,175	4,264
Wells Fargo Bank NA — Series AI
4.75%, 02/09/2015	5,000	5,321
Westpac Banking Corp.
2.25%, 11/19/2012	2,705	2,752
Commercial Services & Supplies - 1.3%
Yale University
2.90%, 10/15/2014	6,250	6,456
Consumer Finance - 1.7%
American Express Credit Corp.
7.30%, 08/20/2013	3,350	3,746
Capital One Financial Corp.
5.70%, 09/15/2011	4,520	4,620
Diversified Financial Services - 6.9%
Citigroup, Inc.
5.30%, 10/17/2012	4,625	4,880
CME Group, Inc.
5.40%, 08/01/2013	2,275	2,478
Diageo Finance BV
5.50%, 04/01/2013	3,320	3,595
General Electric Capital Corp.
1.88%, 09/16/2013	2,000	1,999
2.10%, 01/07/2014	5,700	5,704
John Deere Capital Corp.
5.25%, 10/01/2012	2,875	3,056
JPMorgan Chase & Co.
3.45%, 03/01/2016	5,610	5,590
Merrill Lynch & Co., Inc.
5.45%, 02/05/2013 ^	3,025	3,207
NYSE Euronext
4.80%, 06/28/2013	3,670	3,915
Diversified Telecommunication Services - 1.4%
AT&T, Inc.
4.95%, 01/15/2013	6,375	6,790
Electric Utilities - 0.5%
Public Service Electric & Gas Co.
5.13%, 09/01/2012	2,365	2,499
Food & Staples Retailing - 0.9%
CVS Caremark Corp.
3.25%, 05/18/2015 ^	1,100	1,117
5.75%, 08/15/2011	3,470	3,535
Household Products - 0.8%
Procter & Gamble Co.
1.38%, 08/01/2012	3,870	3,902
Insurance - 3.9%
Berkshire Hathaway, Inc.
1.40%, 02/10/2012 ^	4,920	4,961
Berkshire Hathaway Finance Corp.
5.00%, 08/15/2013	2,465	2,667
Metropolitan Life Global Funding I
2.50%, 09/29/2015 - 144A	7,285	7,095
5.13%, 06/10/2014 - 144A	430	466
New York Life Global Funding
5.38%, 09/15/2013 - 144A	3,745	4,085
Media - 0.6%
Comcast Corp.
5.30%, 01/15/2014	2,600	2,831
Office Electronics - 0.7%
Xerox Corp.
8.25%, 05/15/2014	3,005	3,513
Oil, Gas & Consumable Fuels - 1.6%
Shell International Finance BV
4.00%, 03/21/2014	4,025	4,301
Total Capital Canada, Ltd.
1.63%, 01/28/2014	3,460	3,528
Pharmaceuticals - 0.7%
Novartis Capital Corp.
1.90%, 04/24/2013	3,215	3,269
Real Estate Investment Trusts - 0.2%
Boston Properties, LP
6.25%, 01/15/2013	776	838
Wireless Telecommunication Services - 1.9%
ALLTEL Corp.
7.00%, 07/01/2012	6,150	6,587
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners High Quality Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Wireless Telecommunication Services (continued)
Cellco Partnership/Verizon Wireless Capital LLC
3.75%, 05/20/2011	$2,825	$2,837

Total Corporate Debt Securities (cost $161,777)		164,233

	Shares	Value

SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	15,538,464	15,538
Total Securities Lending Collateral (cost $15,538)

	Principal	Value

REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $6,462 on 04/01/2011. Collateralized by a U.S. Government Obligation, 3.13%, due 04/30/2017, with a value of $6,592.	$6,462	$6,462

Total Repurchase Agreement (cost $6,462)
Total Investment Securities (cost $501,502) #		505,024
Other Assets and Liabilities — Net		(12,960)

Net Assets		$492,064

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $14,260.

*	Floating or variable rate note. Rate is listed as of 03/31/2011.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $9,053, or 1.84% of the portfolio’s net assets.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $501,502. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,726 and $2,204, respectively. Net unrealized appreciation for tax purposes is $3,522.
DEFINITION:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $46,830, or 9.52%, of the portfolio’s net assets.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Asset-Backed Securities	$—	$146,627	$—	$146,627
Corporate Debt Securities	—	164,233	—	164,233
Foreign Government Obligations	—	8,782	—	8,782
Mortgage-Backed Securities	—	91,271	—	91,271
Repurchase Agreement	—	6,462	—	6,462
Securities Lending Collateral	15,538	—	—	15,538
U.S. Government Agency Obligations	—	19,220	—	19,220
U.S. Government Obligations	—	52,891	—	52,891
Total	$15,538	$489,486	$—	$505,024

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 89.8%
U.S. Treasury Bond
3.63%, 02/15/2021 ^		$3,175	$3,220
4.38%, 05/15/2040		830	811
4.75%, 02/15/2041		2,880	2,993
5.25%, 02/15/2029 ^ γ α		5,195	5,851
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028 ^		4,246	4,328
2.00%, 01/15/2026		15,354	16,388
2.13%, 02/15/2040		20,662	21,850
2.38%, 01/15/2025 - 01/15/2027		30,307	33,974
2.50%, 01/15/2029		569	645
3.38%, 04/15/2032 ^		951	1,224
3.63%, 04/15/2028		7,283	9,393
3.88%, 04/15/2029		12,832	17,170
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/2015		10,389	10,783
1.25%, 04/15/2014 - 07/15/2020		10,889	11,391
1.38%, 07/15/2018 ^		7,576	8,067
1.38%, 01/15/2020 γ		5,761	6,040
1.63%, 01/15/2015		5,420	5,875
1.63%, 01/15/2018 ^		2,291	2,477
1.88%, 07/15/2013 ^		15,927	17,227
1.88%, 07/15/2015		11,009	12,112
1.88%, 07/15/2019 ^ γ		7,863	8,626
2.00%, 04/15/2012 ^		5,714	5,974
2.00%, 01/15/2014 - 01/15/2016		25,046	27,473
2.13%, 01/15/2019 ^		2,216	2,472
2.38%, 04/15/2011		2,612	2,621
2.38%, 01/15/2017 ^		15,652	17,639
2.50%, 07/15/2016		14,932	16,948
3.38%, 01/15/2012 ^		7,279	7,628
U.S. Treasury Note
2.13%, 02/15/2041		9,353	9,882

Total U.S. Government Obligations (cost $279,666)			291,082

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Hellenic Republic Government Bond
2.30%, 07/25/2030	EUR	1,124	724
International Bank for Reconstruction & Development CPI
2.09%, 12/10/2013 *		$315	329

Total Foreign Government Obligations (cost $1,322)			1,053

MORTGAGE-BACKED SECURITY - 0.2%
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class A4
4.55%, 12/10/2041		695	704
Total Mortgage-Backed Security (cost $666)
CORPORATE DEBT SECURITY - 0.2%
Diversified Financial Services - 0.2%
Bear Stearns Cos., LLC CPI
3.43%, 03/10/2014*		649	647
Total Corporate Debt Security (cost $611)
STRUCTURED NOTE DEBT - 0.3%
Consumer Finance - 0.3%
SLM Corp. CPI
4.23%, 01/31/2014*		900	882
Total Structured Note Debt (cost $840)

		Notional
		Amount	Value

PURCHASED OPTIONS - 0.1%
Put Options - 0.1%
5-year U.S. Treasury Note Future		$99	$92
Put Strike $117.00
Expires 05/20/2011
Eurodollar, Mid-Curve 1-Year Future		998	254
Put Strike $98.25
Expires 09/16/2011

Total Purchased Options (cost $242)			346

PURCHASED SWAPTIONS - 0.3%
Call Swaptions - 0.1%
If exercised the Portfolio receives 4.31%, and pays floating 3 month LIBOR,
European Style		4,700	205
Expires 01/14/2013
If exercised the Portfolio receives 4.39%, and pays floating 3 month LIBOR,
European Style		5,000	259
Expires 05/08/2012
If exercised the Portfolio receives 4.39%, and pays floating 3 month LIBOR,
European Style		2,200	86
Expires 07/15/2015
Put Swaptions - 0.2%
If exercised the Portfolio receives floating 3 month LIBOR, and pays 4.31%,
European Style		4,700	242
Expires 01/14/2013
If exercised the Portfolio receives floating 3 month LIBOR, and pays 4.39%,
European Style		5,000	143
Expires 05/08/2012
If exercised the Portfolio receives floating 3 month LIBOR, and pays 4.39%,
European Style		2,200	187
Expires 07/15/2015

Total Purchased Swaptions (cost $1,362)			1,122

		Shares	Value

SECURITIES LENDING COLLATERAL - 9.7%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲		31,411,129	31,411
Total Securities Lending Collateral (cost $31,411)

		Principal	Value

REPURCHASE AGREEMENT - 9.2%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $29,787 on 04/01/2011. Collateralized by U.S. Government Obligations, 1.00% - 3.13%, due 04/30/2012 - 04/30/2017, with a total value of $30,388.		$29,787	29,787

Total Repurchase Agreement (cost $29,787)
Total Investment Securities (cost $345,907) #			357,034
Other Assets and Liabilities — Net			(32,818)

Net Assets			$324,216

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Notional
	Amount	Value

WRITTEN-OPTIONS — (0.1%)
Put Options — (0.1%)
5-year U.S. Treasury Note Future	$(198)	$(71)
Put Strike $115.50
Expires 05/20/2011
Eurodollar, Mid-Curve 1-Year Future	(998)	(125)
Put Strike $97.75
Expires 09/16/2011

Total Written Options [Premiums: $(147)]		(196)

WRITTEN SWAPTIONS:

	Floating Rate	Pay/Receive	Exercise	Expiration		Premiums Paid
Description	Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.90	03/19/2012	$(6,000)	$(229)	$(180)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.01	02/02/2012	(5,200)	(202)	(183)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.06	07/15/2013	(2,600)	(148)	(83)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.13	12/16/2011	(8,600)	(354)	(359)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.78	02/25/2014	(5,000)	(292)	(292)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	5.39	01/06/2015	(2,500)	(173)	(203)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.90	03/19/2012	(6,000)	(229)	(252)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.01	02/02/2012	(5,200)	(202)	(170)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.06	07/15/2013	(2,600)	(148)	(188)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.13	12/16/2011	(8,600)	(354)	(204)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.78	02/25/2014	(5,000)	(292)	(287)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	5.39	01/06/2015	(2,500)	(173)	(124)

						$(2,796)	$(2,525)

SWAP AGREEMENTS: π
INTEREST RATE SWAP AGREEMENTS — FIXED RATE RECEIVABLE:

								Net Unrealized
				Currency	Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

3-Month USD LIBOR	0.83%	07/27/2012	DUB	USD	$17,600	$(50)	$—	$(50)
3-Month USD-LIBOR	0.94	12/20/2012	DUB	USD	3,800	(8)	—	(8)
3-Month USD-LIBOR	3.60	04/01/2021	DUB	USD	800	(4)	—	(4)
U.S. CPI Urban Consumers NAS	1.84	10/25/2015	MYC	USD	4,730	144	—	144

						$82	$—	$82

INTEREST RATE SWAP AGREEMENTS — FIXED RATE PAYABLE:

								Net Unrealized
				Currency	Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

3-Month USD-LIBOR	3.47%	03/23/2021	DUB	USD	$5,900	$(40)	$—	$(40)
U.S. CPI Urban Consumers NAS	2.47	10/25/2020	MYC	USD	2,495	(54)	—	(54)

						$(94)	$—	$(94)

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Short	(18)	06/21/2011	$15
2-Year U.S. Treasury Note	Long	28	06/30/2011	(9)
30-Year U.S. Treasury Bond	Short	(62)	06/21/2011	(73)
5-Year U.S. Treasury Note	Short	(67)	06/30/2011	(13)
Ultra Long U.S. Treasury Bond	Short	(41)	06/21/2011	(31)

				$(111)

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Euro	2,315	04/06/2011	$3,235	$45
Euro	(2,315)	04/06/2011	(3,208)	(72)
Euro	(455)	04/27/2011	(623)	(22)
Japanese Yen	(247,779)	04/06/2011	(3,195)	216
Japanese Yen	(264,510)	04/06/2011	(3,195)	15
Japanese Yen	253,614	04/06/2011	3,195	(146)
Japanese Yen	132,796	04/06/2011	1,600	(3)
Japanese Yen	(129,019)	04/06/2011	(1,580)	28
Japanese Yen	(134,872)	04/06/2011	(1,620)	(1)
Japanese Yen	130,714	04/06/2011	1,600	(28)

				$32

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $30,782.

*	Floating or variable rate note. Rate is listed as of 03/31/2011.

▲	Rate shown reflects the yield at 03/31/2011.

γ	A portion of these securities in the amount of $616 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

α	A portion of this security in the amount of $2,046 has been segregated as collateral with the broker for open swaps contracts and/or for swaptions.

π	Securities with an aggregate market value of $1,037 have been pledged by the broker as collateral with the broker for open swap contracts and/or swaptions

#	Aggregate cost for federal income tax purposes is $345,907. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,563 and $1,436, respectively. Net unrealized appreciation for tax purposes is $11,127.

Г	Contract amounts are not in thousands.
DEFINITIONS:

CPI	Consumer Price Index

DUB	Deutsche Bank AG

EUR	Euro

LIBOR	London Interbank Offered Rate

MYC	Morgan Stanley Capital Services

NAS	National Academy of Sciences

USD	United States Dollar

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Corporate Debt Security	$—	$647	$—	$647
Foreign Government Obligations	—	1,053	—	1,053
Mortgage-Backed Security	—	704	—	704
Purchased Options	346	—	—	346
Purchased Swaptions	—	1,122	—	1,122
Repurchase Agreement	—	29,787	—	29,787
Securities Lending Collateral	31,411	—	—	31,411
Structured Note Debt	—	882	—	882
U.S. Government Obligations	—	291,082	—	291,082
Total	$31,757	$325,277	$—	$357,034

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	03/31/2011
Written Options	$—	$(196)	$—	$(196)
Written Swaptions	—	(2,525)	—	(2,525)
Total	$—	$(2,721)	$—	$(2,721)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	03/31/2011
Interest Rate Swap - Appreciation	$—	$144	$—	$144
Interest Rate Swap - Depreciation	—	(156)	—	(156)
Futures Contracts - Appreciation	15	—	—	15
Futures Contracts - Depreciation	(126)	—	—	(126)
Forward Foreign Currency Contracts - Appreciation	—	304	—	304
Forward Foreign Currency Contracts - Depreciation	—	(272)	—	(272)
Total	$(111)	$20	$—	$(91)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)

(unaudited)

		Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 5.5%
U.S. Treasury Bond
2.75%, 02/28/2018		$11,375	$11,289
3.63%, 02/15/2021		27,715	28,109
3.88%, 08/15/2040 g		5,480	4,904
4.25%, 11/15/2040 g		8,500	8,129
4.75%, 02/15/2041 g		19,675	20,450
U.S. Treasury Note
0.50%, 10/15/2013		3,228	3,184
1.25%, 03/15/2014		8,440	8,437

Total U.S. Government Obligations (cost $84,513)			84,502

U.S. GOVERNMENT AGENCY OBLIGATIONS - 57.9%
Fannie Mae
Zero Coupon, 10/09/2019		500	340
2.02%, 01/01/2035 *		59	62
2.04%, 08/01/2034 *		27	28
2.74%, 08/01/2035 *		170	179
3.05%, 03/01/2041 *		1,896	1,933
3.15%, 03/01/2041 *		2,585	2,635
3.32%, 12/01/2040 *		4,066	4,131
3.50%, 01/01/2026 - 03/01/2026		42,663	42,837
4.00%, 09/01/2040 - 02/01/2041		126,885	124,987
4.50%, 12/01/2040		66,795	68,069
4.63%, 05/01/2013		10,200	10,866
5.00%, 08/01/2040		15,976	16,743
5.25%, 08/01/2012 g		5,040	5,331
5.50%, 07/01/2014 - 01/01/2038		104,653	112,736
5.79%, 08/01/2037 *		19	20
6.00%, 02/01/2034 - 03/01/2038		6,505	7,156
6.00%, 04/01/2035 a		21,717	23,912
7.00%, 01/01/2015 - 09/01/2016		148	163
Fannie Mae, TBA
4.00%		20,200	20,756
4.50%		129,500	131,595
5.00%		51,500	53,879
5.50%		10,300	11,140
6.00%		9,400	10,223
6.50%		20,100	22,528
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 - 144A		900	978
Freddie Mac
2.50%, 12/01/2034		41	43
3.06%, 02/01/2041 *		2,900	2,958
3.53%, 09/30/2019		3,425	3,379
4.50%, 12/01/2040 - 03/01/2041		54,902	55,866
4.74%, 09/01/2035 *		5,078	5,382
5.00%, 07/01/2035		71,336	74,904
5.50%, 06/15/2015 - 12/01/2016		3,452	3,715
5.57%, 01/01/2038 *		1,265	1,351
5.63%, 06/13/2016		9,195	10,081
5.71%, 02/01/2037 *		86	92
5.77%, 05/01/2037 *		212	225
5.87%, 05/01/2037 *		209	222
5.89%, 04/01/2037 *		501	532
5.99%, 09/01/2037 *		299	320
6.00%, 02/01/2013 - 05/01/2031		1,830	2,007
Freddie Mac, TBA
5.00%		39,500	41,222
5.50%		100	107
Ginnie Mae
6.50%, 12/20/2031		49	55
Resolution Funding Corp., Interest STRIPS
3.39%, 07/15/2018 ▲		1,200	938
3.42%, 10/15/2018 ▲		1,200	926
Small Business Administration
4.50%, 02/01/2014		420	439
Tennessee Valley Authority
5.25%, 09/15/2039		7,500	7,866
5.98%, 04/01/2036		440	506

Total U.S. Government Agency Obligations (cost $885,300)			886,363

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Hellenic Republic Government Bond
4.60%, 09/20/2040	EUR	780	596
Hydro Quebec
8.40%, 01/15/2022		3,065	4,154
Japan Finance Corp.
2.00%, 06/24/2011		4,175	4,189
United Mexican States
5.13%, 01/15/2020 ^		1,335	1,396
5.63%, 01/15/2017		1,693	1,867

Total Foreign Government Obligations (cost $12,336)			12,202

MORTGAGE-BACKED SECURITIES - 19.5%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.09%, 02/25/2035 *		32	30
American Home Mortgage Assets
Series 2006-2, Class 2A1
0.44%, 09/25/2046 *		1,257	708
American Home Mortgage Investment Trust
Series 2005-4, Class 1A1
0.54%, 11/25/2045 *		200	134
Arkle Master Issuer PLC
Series 2010-1A, Class 2A
1.46%, 05/17/2060 - 144A *		7,140	7,125
Banc of America Commercial Mortgage, Inc.
Series 2002-2, Class A3
5.12%, 07/11/2043		16,715	17,064
Series 2005-3, Class A4
4.67%, 07/10/2043		1,214	1,275
Series 2006-4, Class A4
5.63%, 07/10/2046		4,373	4,710
Series 2006-4, Class AM
5.68%, 07/10/2046		1,100	1,126
Series 2006-5, Class AM
5.45%, 09/10/2047		525	520
Series 2007-1, Class A4
5.45%, 01/15/2049		7,045	7,413
Series 2007-2, Class A4
5.69%, 04/10/2049 *		3,180	3,375
Series 2007-3, Class A2
5.66%, 06/10/2049 *		2,409	2,502
Series 2007-3, Class A4
5.66%, 06/10/2049 *		5,870	6,200
Banc of America Funding Corp.
Series 2005-E, Class 4A1
2.83%, 03/20/2035 *		488	478
The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-8, Class 14A1
5.39%, 11/25/2034 *	$2,728	$2,536
Series 2005-1, Class 4A1
5.26%, 03/25/2035 *	2,980	2,665
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2
3.17%, 11/25/2034 *	154	118
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.45%, 12/11/2040 *	610	628
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.46%, 12/25/2046 *	1,269	322
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/2049	1,585	1,693
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	2,940	3,160
Series 2007-CD4, Class A4
5.32%, 12/11/2049	4,868	5,116
Commercial Mortgage Pass-Through Certificates
Series 2007-C9, Class A4
5.81%, 12/10/2049 *	3,000	3,255
Countrywide Alternative Loan Trust
Series 2005-36, Class 2A1A
0.56%, 08/25/2035 *	2,114	1,080
Series 2005-36, Class 3A1
2.98%, 08/25/2035 *	226	157
Series 2005-38, Class A3
0.60%, 09/25/2035 *	552	351
Series 2005-50CB, Class 1A1
5.50%, 11/25/2035	4,847	3,910
Series 2005-51, Class 3A3A
0.57%, 11/20/2035 *	1,832	1,103
Series 2005-59, Class 1A1
0.58%, 11/20/2035 *	277	172
Series 2006-OA21, Class A1
0.44%, 03/20/2047 *	4,975	2,906
Series 2007-5CB, Class 1A31
5.50%, 04/25/2037	3,580	2,522
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-60, Class 1A1
3.17%, 02/25/2034 *	282	246
Series 2004-23, Class A
2.52%, 11/25/2034 *	136	92
Series 2004-R2, Class 1AF1
0.67%, 11/25/2034 - 144A *	73	64
Series 2005-R1, Class 1AF1
0.61%, 03/25/2035 - 144A *	126	108
Series 2005-3, Class 1A2
0.54%, 04/25/2035 *	391	246
Series 2006-OA5, Class 2A1
0.45%, 04/25/2036 *	2,099	1,280
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class A5
3.94%, 05/15/2038	14,005	14,461
Series 2004-AR5, Class 7A2
2.70%, 06/25/2034 *	585	579
Credit Suisse Mortgage Capital Certificates
Series 2007-C2, Class A2
5.45%, 01/15/2049 *	2,094	2,124
Series 2011-4R, Class 1A1
6.23%, 09/27/2037 - 144A *	3,805	3,874
Series 2011-4R, Class 2A1
5.17%, 08/27/2037 - 144A *	4,920	5,093
Series 2011-4R, Class 5A1
5.66%, 05/27/2036 - 144A *	5,059	5,286
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2006-OA1, Class A1
0.45%, 02/25/2047 *	3,225	2,154
Deutsche Mortgage Securities, Inc.
Series 2005-W, Class 1A3
5.21%, 06/26/2035 - 144A *	1,270	1,226
Extended Stay America Trust
Series 2010-ESHA, Class A
2.95%, 11/05/2027 - 144A	11,247	11,063
Series 2010-ESHA, Class C
4.86%, 11/05/2027 - 144A	3,330	3,382
Series 2010-ESHA, Class D
5.50%, 11/05/2027 - 144A	1,500	1,517
First Horizon Alternative Mortgage Securities
Series 2006-FA8, Class 1A8
0.62%, 02/25/2037 *	545	333
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class A4
5.24%, 11/10/2045 *	800	849
Series 2006-C1, Class AM
5.29%, 11/10/2045 *	920	913
GMAC Mortgage Corp., Loan Trust
Series 2003-AR2, Class 1A1
3.77%, 12/19/2033 *	43	42
Series 2005-AR1, Class 3A
3.12%, 03/18/2035 *	157	144
Greenpoint Mortgage Funding Trust
Series 2006-AR4, Class A1A
0.35%, 09/25/2046 *	23	22
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A3
4.57%, 08/10/2042	11,200	11,303
Series 2006-GG7, Class AJ
5.89%, 07/10/2038 *	1,270	1,226
Series 2006-GG7, Class AM
5.89%, 07/10/2038 *	1,430	1,484
Series 2007-GG9, Class A4
5.44%, 03/10/2039	3,840	4,064
Greenwich Capital Commercial Funding Corp
Series 2006-GG7, Class AJ
5.89%, 07/10/2038 *	1,270	1,226
The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II
Series 2005-GG4, Class A4A
4.75%, 07/10/2039	$3,175	$3,341
Series 2005-GG4, Class AABA
4.68%, 07/10/2039	156	162
GSMPS Mortgage Loan Trust
Series 2005-RP3, Class 1AF
0.60%, 09/25/2035 - 144A *	214	183
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1
2.94%, 01/25/2035 *	3,069	3,024
Series 2005-AR4, Class 6A1
5.25%, 07/25/2035 *	1,273	1,262
Harborview Mortgage Loan Trust
Series 2005-8, Class 1A2A
0.58%, 09/19/2035 *	538	370
Series 2006-10, Class 2A1A
0.43%, 11/19/2036 *	1,795	1,215
Series 2006-11, Class A1A
0.42%, 12/19/2036 *	6,709	4,439
Impac CMB Trust
Series 2004-6, Class 1A1
1.05%, 10/25/2034 *	78	62
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2, Class 4A1
5.54%, 09/25/2036 *	2,890	2,248
Series 2007-AR7, Class 1A1
5.86%, 09/25/2037 *	857	710
IndyMac Index Mortgage Loan Trust
Series 2005-AR14, Class 2A1A
0.55%, 07/25/2035 *	1,817	1,225
Series 2007-AR15, Class 2A1
5.16%, 08/25/2037 *	1,593	1,034
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2001-C1, Class A3
5.86%, 10/12/2035	8,610	8,674
Series 2001-CIB2, Class A3
6.43%, 04/15/2035	2,797	2,810
Series 2004-CB8, Class A1A
4.16%, 01/12/2039 - 144A	1,484	1,501
Series 2006-CB14, Class AM
5.44%, 12/12/2044 *	1,420	1,433
Series 2007-CB18, Class A3
5.45%, 06/12/2047	4,020	4,136
Series 2007-LD11, Class A3
5.82%, 06/15/2049 *	1,100	1,147
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1
4.71%, 02/25/2034 *	448	455
Series 2004-A3, Class 1A1
2.66%, 07/25/2034 *	119	116
Series 2006-A2, Class 5A1
2.97%, 11/25/2033 *	254	256
Series 2006-S2, Class 2A2
5.88%, 07/25/2036	825	811
Series 2006-S3, Class 1A12
6.50%, 08/25/2036	2,357	2,300
Series 2007-S1, Class 1A2
5.50%, 03/25/2022	660	646
Series 2007-S1, Class 2A22
5.75%, 03/25/2037	2,300	1,979
LB-UBS Commercial Mortgage Trust
Series 2003-C7, Class A3
4.56%, 09/15/2027 *	7,395	7,516
Series 2004-C8, Class A4
4.51%, 12/15/2029	8,543	8,616
Series 2005-C3, Class A5
4.74%, 07/15/2030	900	954
Series 2005-C3, Class AAB
4.66%, 07/15/2030	79	82
Series 2006-C4, Class AM
5.90%, 06/15/2038 *	660	701
Series 2006-C7, Class AM
5.38%, 11/15/2038	660	670
Series 2007-C2, Class A3
5.43%, 02/15/2040	9,658	10,177
Series 2007-C6, Class A4
5.86%, 07/15/2040 *	3,675	3,911
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	3,190	3,415
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1
2.71%, 11/25/2035 - 144A *	926	581
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class 2A1
2.54%, 02/25/2034 *	486	485
Series 2004-A3, Class 4A3
5.02%, 05/25/2034 *	437	447
Series 2005-A3, Class A1
0.52%, 04/25/2035 *	102	75
Series 2005-A4, Class 2A2
2.74%, 07/25/2035 *	462	401
Series 2005-A5, Class A3
2.75%, 06/25/2035 *	400	316
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.89%, 10/25/2028 *	104	100
Morgan Stanley Capital I
Series 1998-WF2, Class G
6.34%, 01/15/2013 - 144A *	2,410	2,515
Series 2007-IQ15, Class A2
5.84%, 06/11/2049 *	2,200	2,280
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A2
2.66%, 10/25/2034 *	398	377
The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)

(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust (continued)
Series 2006-3AR, Class 2A3
2.62%, 03/25/2036 *	$864	$527
Nomura Asset Acceptance Corp.
Series 2004-R2, Class A1
6.50%, 10/25/2034 - 144A *	174	176
Prime Mortgage Trust
Series 2006-DR1, Class 2A1
5.50%, 05/25/2035 - 144A	4,860	4,359
Series 2006-DR1, Class 2A2
6.00%, 05/25/2035 - 144A	856	788
RBSCF Trust
Series 2010-RR3, Class WBTA
5.90%, 04/16/2017 - 144A *	7,570	8,291
RBSGC Mortgage Pass-Through Certificates
Series 2007-B, Class 1A4
0.70%, 01/25/2037 *	952	592
Residential Accredit Loans, Inc.
Series 2007-QO1, Class A1
0.40%, 02/25/2047 *	934	542
Series 2007-QO4, Class A1A
0.44%, 05/25/2047 *	1,801	1,134
Residential Asset Securitization Trust
Series 2005-A14, Class A4
5.50%, 12/25/2035	2,145	2,132
Salomon Brothers Mortgage Securities VII, Inc.
Series 2001-C2, Class A3
6.50%, 10/13/2011	6,010	6,090
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.61%, 01/25/2035 *	685	575
Series 2005-15, Class 1A1
2.60%, 07/25/2035 *	1,018	779
Series 2005-16XS, Class A1
0.59%, 08/25/2035 *	470	387
Series 2005-19XS, Class 1A1
0.57%, 10/25/2035 *	519	361
Series 2007-3, Class 3A1
5.39%, 04/25/2047 *	3,549	2,512
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.60%, 01/19/2034 *	109	92
Structured Asset Securities Corp.
Series 2005-RF3, Class 1A
0.60%, 06/25/2035 - 144A *	368	304
Thornburg Mortgage Securities Trust
Series 2006-5, Class A1
0.37%, 10/25/2046 *	6,836	6,772
Voyager BRSTN Delaware Trust, IO
Series 2009-1, Class UAU7
0.50%, 12/26/2036 - 144A *	916	383
WaMu Alternative Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.28%, 05/25/2046 *	2,394	1,398
WaMu Mortgage Pass-Through Certificates
Series 2005-AR8, Class 2A1A
0.54%, 07/25/2045 *	116	95
Series 2006-AR14, Class 1A3
5.42%, 11/25/2036 *	1,900	1,446
Series 2007-HY1, Class 1A1
5.44%, 02/25/2037 *	4,835	3,440
Series 2007-OA4, Class 1A
1.08%, 05/25/2047 *	2,388	1,667
Series 2007-OA6, Class 1A1B
1.12%, 07/25/2047 *	2,339	767
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR16, Class 7A1
5.21%, 10/25/2035 *	4,230	4,191
Series 2006-3, Class A9
5.50%, 03/25/2036	2,638	2,673
Series 2006-AR4, Class 2A4
5.63%, 04/25/2036 *	400	378

Total Mortgage-Backed Securities (cost $305,154)		299,538

ASSET-BACKED SECURITIES - 7.2%
321 Henderson Receivables I LLC
Series 2010-1A, Class A
5.56%, 07/15/2059 - 144A	6,081	6,380
Series 2010-2A, Class A
4.07%, 01/15/2048 - 144A	1,915	1,860
Series 2010-3A, Class A
3.82%, 12/15/2048 - 144A	3,880	3,750
Aames Mortgage Investment Trust
Series 2005-3, Class A1
0.40%, 08/25/2035 - 144A *	42	42
Amortizing Residential Collateral Trust
Series 2002-BC5, Class M1
1.28%, 07/25/2032 *	391	317
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5
0.32%, 01/15/2016 *	1,550	1,544
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4, Class 1A5
5.42%, 05/25/2033 *	1,125	1,084
Citibank Omni Master Trust
Series 2009-A8, Class A8
2.36%, 05/16/2016 - 144A *	11,940	12,119
Series 2009-A12, Class A12
3.35%, 08/15/2016 - 144A	2,765	2,838
Series 2009-A13, Class A13
5.35%, 08/15/2018 - 144A	3,385	3,683
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.68%, 12/01/2033 *	1,337	1,431
Series 2002-2, Class A2
6.03%, 03/01/2033 *	1,636	1,718
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022 ^	289	297
Countrywide Home Equity Loan Trust
Series 2006-RES, Class 4Q1B
0.56%, 12/15/2033 - 144A *	347	176
The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)

(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES (continued)
CVS Pass-Through Trust
6.94%, 01/10/2030	$727	$790
Ford Credit Floorplan Master Owner Trust
Series 2006-4, Class B
0.81%, 06/15/2013 *	1,565	1,562
Globaldrive BV
Series 2008-2, Class A
4.00%, 10/20/2016 ±	2,075	2,963
Lehman XS Trust
Series 2007-2N, Class 3A1
0.34%, 02/25/2037 *	133	124
Merrill Lynch Mortgage Investors, Inc.
Series 2007-SD1, Class A1
0.70%, 02/25/2047 *	1,414	726
Mirant Mid Atlantic Pass-Through Trust
Series C
10.06%, 12/30/2028	312	352
Nelnet Student Loan Trust
Series 2006-1, Class A5
0.42%, 08/23/2027 *	4,475	4,228
Series 2008-4, Class A4
1.78%, 04/25/2017 *	780	801
RAAC Series
Series 2007-RP4, Class A
0.60%, 06/25/2037 - 144A *	1,459	959
Renaissance Home Equity Loan Trust
Series 2007-2, Class AF6
5.88%, 06/25/2037 *	1,494	884
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B
1.66%, 08/15/2016 - 144A	2,830	2,830
Series 2011-S1A, Class C
2.01%, 08/15/2016 - 144A	2,560	2,560
Series 2011-WO, Class C
3.19%, 10/15/2015 - 144A	2,490	2,481
Santander Drive Auto Receivables Trust
Series 2010-2, Class B
2.24%, 12/15/2014	3,840	3,848
Series 2010-2, Class C
3.89%, 07/17/2017	4,520	4,643
Series 2010-B, Class B
2.10%, 09/15/2014 - 144A	3,100	3,103
Series 2010-B, Class C
3.02%, 10/17/2016 - 144A	3,285	3,284
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	2,387	2,390
Series 2011-S1A, Class D
3.10%, 03/15/2013 - 144A	2,513	2,515
Scholar Funding Trust
Series 2011-A, Class A
1.21%, 10/28/2043 - 144A *	2,420	2,356
Securitized Asset Backed Receivables LLC Trust
Series 2007-BR3, Class A2B
0.47%, 04/25/2037 *	2,700	1,171
SLC Student Loan Trust
Series 2008-1, Class A4A
1.91%, 12/15/2032 *	400	414
SLM Student Loan Trust
Series 2003-A, Class A2
0.75%, 09/15/2020 *	1,344	1,292
Series 2004-B, Class A2
0.51%, 06/15/2021 *	2,305	2,207
Series 2008-5, Class A3
1.60%, 01/25/2018 *	4,600	4,727
Series 2008-5, Class A4
2.00%, 07/25/2023 *	14,570	15,232
Small Business Administration
Series 2002-P10B, Class 1
5.20%, 08/10/2012	382	399
Structured Asset Securities Corp.
Series 2003-AL2, Class A
3.36%, 01/25/2031 - 144A	3,082	2,832
Series 2007-TC1, Class A
0.55%, 04/25/2031 - 144A *	1,844	1,560

Total Asset-Backed Securities (cost $112,686)		110,472

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.9%
City of Chicago, IL - Build America Bonds
6.40%, 01/01/2040	1,200	1,152
Metropolitan Transportation Authority
7.34%, 11/15/2039	3,135	3,554
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	1,670	1,691
5.50%, 06/15/2043	2,000	2,051
5.72%, 06/15/2042	3,260	3,220
New York State Dormitory Authority, Revenue Bond
5.63%, 03/15/2039	2,300	2,252
Port Authority of New York & New Jersey
6.04%, 12/01/2029	1,825	1,864
State of California - Build America Bonds
5.45%, 04/01/2015	11,550	12,161
University of California
5.95%, 05/15/2045	1,970	1,781

Total Municipal Government Obligations (cost $28,937)		29,726

PREFERRED CORPORATE DEBT SECURITIES - 0.9%
Capital Markets - 0.4%
Credit Suisse
5.86%, 05/15/2017 * Ž	3,045	2,955
Goldman Sachs Capital II
5.79%, 06/01/2012 * Ž ^	3,270	2,820
Lehman Brothers Holdings Capital Trust VII
5.86%, 05/31/2012 Ž Џ ‡ ± §	1,945	♦
State Street Capital Trust IV
1.31%, 06/15/2037 *	290	239
Commercial Banks - 0.1%
ABN Amro North American Holding Preferred Capital Repackage Trust I
6.52%, 11/08/2012 - 144A * Ž	645	616
SunTrust Capital VIII
6.10%, 12/15/2036 *	240	234
Wachovia Capital Trust III
5.57%, 05/16/2011 * Ž	240	220
Diversified Financial Services 0.4
JPMorgan Chase & Co. - Series 1
7.90%, 04/30/2018 * Ž	5,655	6,187

Total Preferred Corporate Debt Securities (cost $15,174)		13,271

The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)

(unaudited)

	Principal	Value

CORPORATE DEBT SECURITIES - 30.1%
Auto Components - 0.1%
BorgWarner, Inc.
4.63%, 09/15/2020	$1,185	$1,185
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020	4,375	4,696
Biotechnology - 0.0% ∞
FMC Finance III SA
6.88%, 07/15/2017	280	296
Capital Markets - 2.3%
BP Capital Markets PLC
3.13%, 03/10/2012 ^	6,755	6,903
3.13%, 10/01/2015	1,370	1,378
Credit Suisse AG
5.40%, 01/14/2020	1,060	1,071
Goldman Sachs Group, Inc.
3.63%, 02/07/2016	1,265	1,253
3.70%, 08/01/2015	3,650	3,677
5.38%, 03/15/2020	3,785	3,843
6.00%, 06/15/2020	1,915	2,024
6.25%, 02/01/2041	1,480	1,474
Morgan Stanley
2.81%, 05/14/2013 *	9,540	9,877
4.00%, 07/24/2015	1,840	1,870
4.20%, 11/20/2014	1,740	1,796
Morgan Stanley - Series F
6.25%, 08/28/2017 ^	565	614
Chemicals - 0.5%
CF Industries Holdings, Inc.
7.13%, 05/01/2020	4,340	4,926
Dow Chemical Co.
4.25%, 11/15/2020	1,875	1,791
Westlake Chemical Corp.
6.63%, 01/15/2016	44	45
Commercial Banks - 5.2%
Bank Nederlandse Gemeenten
1.50%, 03/28/2014 - 144A	10,455	10,383
Bank of Scotland PLC
5.25%, 02/21/2017 - 144A	100	103
Barclays Bank PLC
5.93%, 09/29/2049 - 144A * Ž	280	260
Canadian Imperial Bank of Commerce
2.75%, 01/27/2016 - 144A	6,415	6,423
Cie de Financement Foncier
2.25%, 03/07/2014 - 144A	2,800	2,800
CIT Group, Inc.
6.63%, 04/01/2018 - 144A ^	1,241	1,259
7.00%, 05/01/2017	1,860	1,862
Discover Bank
7.00%, 04/15/2020	330	363
8.70%, 11/18/2019	3,208	3,843
DnB NOR Boligkreditt
2.10%, 10/14/2015 - 144A	11,965	11,581
2.90%, 03/29/2016 - 144A	10,975	10,909
Eksportfinans ASA
0.50%, 04/05/2013 *	2,740	2,740
2.00%, 09/15/2015	10,795	10,560
5.50%, 05/25/2016	5,075	5,698
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	960	935
Glitnir Banki HF
6.33%, 07/28/2011 - 144A Џ ‡	290	88
6.69%, 06/15/2016 - 144A Ə Џ ‡ §	800	♦
JP Morgan Chase Capital XXIII
1.31%, 05/15/2047 *	290	240
Kreditanstalt fuer Wiederaufbau
1.38%, 07/15/2013	3,000	3,022
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A Џ ‡	320	26
Sparebank 1 Boligkreditt AS
1.25%, 10/25/2013 - 144A ^	6,990	6,918
UBS Preferred Funding Trust V
6.24%, 05/29/2049 * Ž	245	242
Consumer Finance - 0.5%
SLM Corp.
5.00%, 10/01/2013	675	699
5.05%, 11/14/2014	120	121
5.38%, 05/15/2014	1,005	1,042
5.40%, 10/25/2011	3,365	3,433
5.63%, 08/01/2033	105	90
6.25%, 01/25/2016	2,845	2,966
Diversified Consumer Services - 0.0% ∞
Service Corp., International
7.50%, 04/01/2027	55	52
7.63%, 10/01/2018	50	55
Diversified Financial Services - 4.8%
Ally Financial, Inc.
8.00%, 03/15/2020 ^	4,050	4,409
Bank of America Corp.
3.63%, 03/17/2016	1,265	1,247
5.63%, 07/01/2020 ^	2,560	2,628
BNP Paribas Home Loan Covered Bonds SA
2.20%, 11/02/2015 - 144A	10,665	10,250
CDP Financial, Inc.
3.00%, 11/25/2014 - 144A	8,435	8,599
Citigroup, Inc.
4.59%, 12/15/2015	2,420	2,502
4.75%, 05/19/2015	1,655	1,735
5.38%, 08/09/2020 ^	2,385	2,455
6.50%, 08/19/2013	1,160	1,268
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	1,740	1,857
General Electric Capital Corp.
0.41%, 04/10/2012 *	4,255	4,259
5.30%, 02/11/2021 ^	1,560	1,584
6.38%, 11/15/2067 *	1,190	1,223
General Electric Capital Corp. - Series A
6.88%, 01/10/2039	2,130	2,377
JPMorgan Chase & Co.
0.96%, 02/26/2013 *	1,550	1,560
2.60%, 01/15/2016	3,060	2,954
3.45%, 03/01/2016	1,370	1,365
5.13%, 09/15/2014	920	987
5.15%, 10/01/2015	1,100	1,178
6.13%, 06/27/2017	950	1,034
The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)

(unaudited)

	Principal	Value

Diversified Financial Services (continued)
JPMorgan Chase Bank NA
6.00%, 07/05/2017 - 10/01/2017	$9,695	$10,640
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A Ə Џ ‡	200	♦
Novus USA Trust - Series 2010-1
1.56%, 11/18/2011 - 144A *	3,820	3,802
Reynolds Group Issuer, Inc.
7.75%, 10/15/2016 - 144A	4,351	4,602
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/2017 - 144A ^	170	178
Swiss Re Capital I LP
6.85%, 05/29/2049 - 144A * Ž	480	470
Diversified Telecommunication Services - 1.8%
Frontier Communications Corp.
7.13%, 03/15/2019	75	76
GTE Corp.
6.84%, 04/15/2018	763	882
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 144A	1,412	1,414
Level 3 Financing, Inc.
8.75%, 02/15/2017	377	374
9.38%, 04/01/2019 - 144A	754	729
10.00%, 02/01/2018	750	751
Qwest Communications International, Inc.
7.13%, 04/01/2018	945	1,019
8.00%, 10/01/2015	1,415	1,562
Sprint Capital Corp.
6.88%, 11/15/2028	822	758
8.75%, 03/15/2032	80	85
Telecom Italia Capital SA
5.25%, 10/01/2015	2,115	2,189
Telefonica Emisiones SAU
4.95%, 01/15/2015	4,850	5,118
6.42%, 06/20/2016	75	83
Verizon Communications, Inc.
6.10%, 04/15/2018	2,223	2,491
6.40%, 02/15/2038	2,729	2,859
8.75%, 11/01/2018	2,524	3,230
8.95%, 03/01/2039	210	286
Verizon New Jersey, Inc.
7.85%, 11/15/2029	970	1,120
Virgin Media Secured Finance PLC
6.50%, 01/15/2018	2,160	2,360
Electric Utilities - 0.9%
AES Red Oak LLC - Series B
9.20%, 11/30/2029	235	236
Calpine Construction Finance Co., LP
8.00%, 06/01/2016 - 144A	160	174
Elwood Energy LLC
8.16%, 07/05/2026	209	207
Energy Future Holdings Corp. - Series Q
6.50%, 11/15/2024	200	94
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/2020	5,135	5,442
FirstEnergy Corp. - Series B
6.45%, 11/15/2011	29	30
FirstEnergy Corp. - Series C
7.38%, 11/15/2031	515	558
Florida Power & Light Co.
5.63%, 04/01/2034 ^	1,000	1,027
Florida Power Corp.
6.40%, 06/15/2038	1,000	1,123
MidAmerican Energy Holdings Co.
5.95%, 05/15/2037	2,560	2,640
Pacific Gas & Electric Co.
5.80%, 03/01/2037	140	142
6.05%, 03/01/2034	210	219
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015 - 144A	1,050	1,080
Energy Equipment & Services - 0.5%
Cie Generale de Geophysique-Veritas
7.50%, 05/15/2015	13	13
7.75%, 05/15/2017	105	110
Complete Production Services, Inc.
8.00%, 12/15/2016	195	206
Ensco PLC
3.25%, 03/15/2016	700	697
4.70%, 03/15/2021	1,459	1,448
Enterprise Products Operating LLC
6.13%, 10/15/2039	2,030	2,020
Gulfmark Offshore, Inc.
7.75%, 07/15/2014	40	41
Rockies Express Pipeline LLC
3.90%, 04/15/2015 - 144A	3,435	3,402
Food Products - 0.4%
Kraft Foods, Inc.
5.38%, 02/10/2020	2,835	2,993
6.50%, 08/11/2017 - 02/09/2040	2,775	3,045
Health Care Providers & Services - 0.8%
HCA, Inc.
7.25%, 09/15/2020	4,395	4,702
9.13%, 11/15/2014	50	52
9.63%, 11/15/2016 ^ Ώ	500	539
Humana, Inc.
7.20%, 06/15/2018 ^	220	250
Tenet Healthcare Corp.
8.88%, 07/01/2019	2,855	3,255
9.00%, 05/01/2015 ^	1,325	1,458
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^	1,685	1,537
Inn of the Mountain Gods Resort & Casino
1.25%, 11/30/2020 - 144A ^ Ώ	40	22
Independent Power Producers & Energy Traders - 0.0% ∞
AES Corp.
7.75%, 03/01/2014	67	72
Insurance - 2.2%
American International Group, Inc.
8.18%, 05/15/2058 *	960	1,033
Genworth Financial, Inc.
6.15%, 11/15/2066 *	380	300
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	380	494
Lincoln National Corp.
7.00%, 06/15/2040 ^	1,450	1,655
Manulife Financial Corp.
3.40%, 09/17/2015	3,480	3,491
MetLife, Inc.
5.88%, 02/06/2041 ^	1,075	1,084
The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)

(unaudited)

	Principal	Value

Insurance (continued)
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	$13,155	$13,381
2.88%, 09/17/2012 - 144A	1,525	1,555
5.13%, 04/10/2013 - 144A	6,550	6,990
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 - 144A	2,525	2,847
XL Group PLC
6.50%, 12/29/2049 * Ž	720	661
Life Sciences Tools & Services - 0.0% ∞
Life Technologies Corp.
5.00%, 01/15/2021	635	635
Media - 3.0%
CBS Corp.
5.75%, 04/15/2020	1,060	1,121
8.88%, 05/15/2019	2,245	2,819
CCH II LLC
13.50%, 11/30/2016	5,880	7,040
Comcast Corp.
5.88%, 02/15/2018	2,709	2,986
6.95%, 08/15/2037	2,935	3,195
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	3,525	4,474
Discovery Communications LLC
3.70%, 06/01/2015	2,350	2,428
DISH DBS Corp.
7.00%, 10/01/2013	115	124
Lamar Media Corp. - Series B
6.63%, 08/15/2015	20	20
NBCUniversal Media LLC
4.38%, 04/01/2021 - 144A	4,460	4,270
5.15%, 04/30/2020 - 144A	4,686	4,830
News America, Inc.
4.50%, 02/15/2021 - 144A	2,630	2,577
6.15%, 02/15/2041 - 144A	3,155	3,129
6.20%, 12/15/2034	1,365	1,373
6.65%, 11/15/2037	40	42
7.63%, 11/30/2028	1,070	1,225
TCI Communications, Inc.
7.13%, 02/15/2028	1,116	1,266
Time Warner Cable, Inc.
5.88%, 11/15/2040	2,045	1,922
Time Warner, Inc.
4.70%, 01/15/2021	950	946
6.10%, 07/15/2040	630	617
Metals & Mining - 0.4%
Cliffs Natural Resources, Inc.
4.80%, 10/01/2020	1,060	1,046
4.88%, 04/01/2021	1,060	1,046
Corp. Nacional del Cobre de Chile
3.75%, 11/04/2020 - 144A	1,152	1,077
Novelis, Inc.
8.75%, 12/15/2020 - 144A	2,735	3,009
Old AII, Inc.
9.00%, 12/15/2014 Ə Џ ‡	560	♦
Steel Dynamics, Inc.
6.75%, 04/01/2015	105	107
7.38%, 11/01/2012 ^	55	59
Multiline Retail - 0.3%
Dollar General Corp.
11.88%, 07/15/2017 Ώ	3,630	4,184
Multi-Utilities - 0.0% ∞
Dominion Resources, Inc. - Series D
8.88%, 01/15/2019 ^	560	715
Oil, Gas & Consumable Fuels - 3.3%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	1,370	1,490
Arch Coal, Inc.
7.25%, 10/01/2020	4,130	4,429
Chesapeake Energy Corp.
6.63%, 08/15/2020	2,890	3,078
7.25%, 12/15/2018 ^	100	112
Consol Energy, Inc.
8.00%, 04/01/2017	2,610	2,858
8.25%, 04/01/2020	1,665	1,846
El Paso Corp.
7.80%, 08/01/2031	19	21
El Paso Natural Gas Co.
8.38%, 06/15/2032	110	135
Kinder Morgan Energy Partners, LP
6.38%, 03/01/2041	440	444
Marathon Petroleum Corp.
6.50%, 03/01/2041 - 144A	3,154	3,187
MEG Energy Corp.
6.50%, 03/15/2021 - 144A	2,380	2,419
Nexen, Inc.
7.50%, 07/30/2039	2,660	2,995
Peabody Energy Corp.
6.50%, 09/15/2020	3,803	4,079
Pemex Project Funding Master Trust
6.63%, 06/15/2035	1,060	1,063
Petrobras International Finance Co.
5.75%, 01/20/2020	7,340	7,572
5.88%, 03/01/2018 ^	1,010	1,070
6.13%, 10/06/2016	371	411
Petrobras International Finance Co. - PifCo
3.88%, 01/27/2016	6,288	6,330
Petrohawk Energy Corp.
7.25%, 08/15/2018	4,168	4,293
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 Ə ‡	125	♦
Tennessee Gas Pipeline Co.
7.00%, 10/15/2028	665	739
Valero Energy Corp.
6.13%, 02/01/2020	1,060	1,146
6.63%, 06/15/2037	468	472
Paper & Forest Products - 0.2%
International Paper Co.
5.30%, 04/01/2015	176	190
7.30%, 11/15/2039	1,805	2,019
Inversiones CMPC SA
4.75%, 01/19/2018 - 144A	985	969
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co.
6.88%, 08/01/2097	600	674
Teva Pharmaceutical Finance II BV
3.00%, 06/15/2015 ^	2,330	2,353
Wyeth
5.95%, 04/01/2037	470	502
6.00%, 02/15/2036	1,580	1,697
Real Estate Investment Trusts - 0.3%
Hospitality Properties Trust
5.63%, 03/15/2017	1,507	1,563
The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value

Real Estate Investment Trusts (continued)
Kimco Realty Corp.
6.88%, 10/01/2019	$1,095	$1,278
Mack-Cali Realty, LP
7.75%, 08/15/2019	1,300	1,566
Real Estate Management & Development - 0.2%
Forest City Enterprises, Inc.
6.50%, 02/01/2017 ^	30	28
7.63%, 06/01/2015	35	34
Realogy Corp.
7.88%, 02/15/2019 - 144A ^	2,380	2,362
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	4,680	4,739
Software - 0.3%
First Data Corp.
7.38%, 06/15/2019 - 144A	2,140	2,175
12.63%, 01/15/2021 - 144A	2,465	2,674
Tobacco - 0.4%
Philip Morris International, Inc.
4.50%, 03/26/2020	5,600	5,754
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV
6.38%, 03/01/2035	625	674
Cricket Communications, Inc.
7.75%, 05/15/2016	2,093	2,224
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	7,340	7,955

Total Corporate Debt Securities (cost $454,229)		462,207

CONVERTIBLE BOND - 0.1%
Machinery - 0.1%
Navistar International Corp.
3.00%, 10/15/2014	1,020	1,540
Total Convertible Bond (cost $1,207)

	Shares	Value

PREFERRED STOCKS - 0.0% ∞
Diversified Financial Services - 0.0% ∞
Ally Financial, Inc. 7.00% - 144A Ə ^	341	317
U.S. Government Agency Obligation - 0.0% ∞
Fannie Mae 7.00% * ▲	1,300	4
Fannie Mae 8.25% *	81,175	138
Freddie Mac 8.38% *	93,300	159

Total Preferred Stocks (cost $2,158)		618

COMMON STOCKS - 0.0% ∞
Media - 0.0% ∞
Charter Communications, Inc. ‡ ^	692	35
Oil, Gas & Consumable Fuels - 0.0% ∞
SemGroup Corp. - Class A ‡	323	9

Total Common Stocks (cost $31)		44

WARRANT - 0.0% ∞
Oil, Gas & Consumable Fuels - 0.0% ∞
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	340	3
Total Warrant (cost $♦)

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.1%
Call Options - 0.0% ∞
10-Year U.S. Treasury Note Future	$41	$7
Call Strike $119.50
Expires 04/01/2011
10-Year U.S. Treasury Note Future	492	392
Call Strike $120.00
Expires 05/20/2011
Put Options - 0.1%
10-Year U.S. Treasury Note Future	41	26
Put Strike $119.50
Expires 04/01/2011
Eurodollar, Mid-Curve 1-Year Future	1,758	624
Put Strike $98.50
Expires 09/16/2011
Eurodollar, Mid-Curve 1-Year Future	4,303	1,097
Put Strike $98.25
Expires 09/16/2011

Total Purchased Options (cost $2,067)		2,146

PURCHASED SWAPTIONS - 0.7%
Call Swaptions - 0.2%
If exercised the Portfolio receives 1.76%, and pays floating 3 month LIBOR,	40,800	257
European Style
Expires 01/26/2012
If exercised the Portfolio receives 3.12%, and pays floating 3 month LIBOR,	13,100	72
European Style
Expires 11/08/2011
If exercised the Portfolio receives 3.46%, and pays floating 3 month LIBOR,	33,100	493
European Style
Expires 10/22/2012
If exercised the Portfolio receives 3.69%, and pays floating 3 month LIBOR,	20,000	425
European Style
Expires 08/03/2012
If exercised the Portfolio receives 3.75%, and pays floating 3 month LIBOR,	47,200	1,107
European Style
Expires 09/26/2011
If exercised the Series Portfolio 4.01%, and pays floating 3 month LIBOR,	29,900	1,044
European Style
Expires 05/16/2011
Put Swaptions - 0.5%
If exercised the Portfolio receives floating 3 month LIBOR, and pays 1.76%,	40,800	327
European Style
Expires 01/26/2012
If exercised the Portfolio receives floating 3 month LIBOR, and pays 2.5%,	18,400	66
European Style
Expires 01/26/2012
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.12%,	13,100	875
European Style
Expires 11/08/2011
The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Notional
	Amount	Value

Put Swaptions (continued)
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.46%,	$33,100	$2,736
European Style
Expires 10/22/2012
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.75%,	47,200	1,313
European Style
Expires 09/26/2011
If exercised the Portfolio receives floating 3 month LIBOR, and pays 3.89%,	20,000	1,273
European Style
Expires 08/03/2012
If exercised the Portfolio receives floating 3 month LIBOR, and pays 4.01%,	29,900	78
European Style
Expires 05/16/2011

Total Purchased Swaptions (cost $11,500)		10,066

	Shares	Value

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.28% ▲	27,533,854	27,534
Total Securities Lending Collateral (cost $27,534)

	Principal	Value

REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $1,028 on 04/01/2011. Collateralized by a U.S. Government Obligation, 3.13%, due 04/30/2017, with a value of $1,053.	$1,028	1,028

Total Repurchase Agreement (cost $1,028)

Total Investment Securities (cost $1,943,854) #		1,941,260
Other Assets and Liabilities — Net		(408,152)

Net Assets		$1,533,108

SECURITIES SOLD SHORT - (20.6%)
U.S. Government Agency Obligations (20.6%)
Fannie Mae, TBA
3.50%	$(39,000)	$(39,098)
4.00%	(42,400)	(41,698)
5.50%	(64,000)	(68,240)
Freddie Mac, TBA
4.50%	(54,900)	(55,595)
5.00%	(106,300)	(110,724)

Total Securities Sold Short (proceeds $(315,594))		(315,355)

	Notional
	Amount	Value

WRITTEN-OPTIONS - (0.1%)
Call Options - (0.0%) ∞
10-Year U.S. Treasury Note Future	$(492)	(131)
Call Strike $122.00
Expires 05/20/2011
10-Year U.S. Treasury Note Future	(492)	(238)
Call Strike $121.00
Expires 05/20/2011
Put Options - (0.1%)
Eurodollar, Mid-Curve 1-Year Future	(1,758)	(316)
Put Strike $98.00
Expires 09/16/2011
Eurodollar, Mid-Curve 1-Year Future	(4,303)	(538)
Put Strike $97.75
Expires 09/16/2011

Total Written Options (Premiums: $(1,466))		(1,223)

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts G	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Short	(541)	06/21/2011	$(63)
2-Year U.S. Treasury Note	Short	(1,088)	06/30/2011	65
30-Year U.S. Treasury Bond	Long	701	06/21/2011	225
5-Year U.S. Treasury Note	Long	1,640	06/30/2011	(12)
90-Day Euro	Short	(286)	12/19/2011	(347)
German Euro Bund	Long	17	06/08/2011	(28)
German Euro Schatz	Long	664	06/08/2011	(221)
Ultra Long U.S. Treasury Bond	Short	(388)	06/21/2011	(90)

				$(471)

The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)

(unaudited)
WRITTEN SWAPTIONS:

	Floating Rate	Pay/Receive	Exercise	Expiration		Premiums Paid
Description	Index	Floating Rate	Rate	Date	Notional Amount	(Received)	Value

Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	2.08%	02/07/2012	$(39,100)	$(339)	$(392)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.14	09/13/2011	(24,800)	(918)	(121)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.44	10/21/2013	(6,000)	(383)	(127)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.77	11/23/2012	(14,600)	(724)	(352)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.89	03/19/2012	(23,700)	(899)	(704)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	3.94	03/21/2012	(3,000)	(113)	(95)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.02	02/02/2012	(9,000)	(349)	(319)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.02	03/26/2012	(10,400)	(387)	(365)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.02	02/02/2012	(15,100)	(586)	(539)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.52	03/01/2013	(9,600)	(484)	(506)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.90	03/04/2013	(24,700)	(1,469)	(1,738)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	4.92	03/05/2013	(14,000)	(820)	(1,004)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	5.07	02/10/2014	(15,300)	(904)	(1,109)
Call — Interest Rate Swap, European Style	3-month USD LIBOR	Receive	5.09	02/10/2014	(16,100)	(933)	(1,182)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	2.08	02/07/2012	(39,100)	(339)	(239)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	2.15	04/26/2011	(16,400)	(88)	(261)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.14	09/13/2011	(24,800)	(918)	(1,437)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.44	10/21/2013	(6,000)	(383)	(630)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.77	11/23/2012	(14,600)	(724)	(1,027)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.89	03/19/2012	(23,700)	(899)	(1,001)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	3.94	03/21/2012	(3,000)	(113)	(121)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.02	02/02/2012	(9,000)	(349)	(293)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.02	03/26/2012	(10,400)	(387)	(394)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.02	02/02/2012	(15,100)	(586)	(489)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.52	03/01/2013	(9,600)	(484)	(453)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.90	03/04/2013	(24,700)	(1,470)	(880)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	4.92	03/05/2013	(14,000)	(820)	(491)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	5.07	02/10/2014	(5,300)	(904)	(735)
Put — Interest Rate Swap, European Style	3-month USD LIBOR	Pay	5.09	02/10/2014	(16,100)	(933)	(765)

						$(18,705)	$(17,769)

SWAP AGREEMENTS: p
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied Credit				Net Unrealized
	Fixed Deal	Maturity		Spread (BP) at	Notional	Market	Premiums Paid	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	03/31/2011 (3)	Amount (4)	Value(5)	(Received)	(Depreciation)

Emerging Markets Index — Series 14, 5%	5	12/20/2015	MYC	4.17	$4,380	$(559)	$(522)	$(37)
Spain, 1%	1	03/20/2016	CBK	4.47	2,500	135	180	(45)
Spain, 1%	1	03/20/2016	MYC	4.47	8,000	433	569	(136)
Spain, 1% *	1	03/20/2016	DUB	4.47	8,000	433	569	(136)

						$442	$796	$(354)

The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)

(unaudited)
SWAP AGREEMENTS (continued): p
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

	Fixed Deal			Implied Credit				Net Unrealized
	Receive	Maturity		Spread (BP) at	Notional	Market	Premiums	Appreciation
Reference Obligation	Rate	Date	Counterparty	03/31/2011 (3)	Amount (4)	Value (5)	Paid	(Depreciation)

North America Investment Grade — Series 16, 1%	1.00%	06/20/2016	MYC	4.90	$29,010	$70	$70	$—

						$70	$70	$—

INTEREST RATE SWAP AGREEMENTS — FIXED RATE RECEIVABLE:

								Net Unrealized
		Maturity		Currency	Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

3-Month USD-LIBOR	0.66%	12/08/2012	CBK	USD	$16,600	$37	$—	$37
3-Month USD-LIBOR	0.82	12/14/2012	DUB	USD	75,000	(25)	—	(25)
3-Month USD-LIBOR	0.86	01/26/2013	MYC	USD	32,800	(1)	—	(1)
3-Month USD-LIBOR	0.85	01/26/2013	DUB	USD	3,600	1	—	1
3-Month USD-LIBOR	0.83	01/27/2013	DUB	USD	800	—	—	—
3-Month USD-LIBOR	0.98	02/22/2013	DUB	USD	36,500	(53)	—	(53)
3-Month USD-LIBOR	0.83	03/15/2013	GST	USD	28,300	57	—	57
3-Month USD-LIBOR	0.80	03/21/2013	DUB	USD	8,600	24	—	24
3-Month USD-LIBOR	0.83	03/23/2013	DUB	USD	18,200	40	—	40
3-Month USD-LIBOR	2.48	02/22/2016	DUB	USD	24,900	(124)	—	(124)
3-Month USD-LIBOR	2.38	03/11/2016	CBK	USD	10,700	8	—	8
3-Month USD-LIBOR	2.38	03/11/2016	DUB	USD	20,600	11	—	11
3-Month USD-LIBOR	2.33	03/29/2016	DUB	USD	17,600	66	—	66
3-Month USD-LIBOR	3.40	03/23/2021	CBK	USD	3,900	48	—	48
3-Month USD-LIBOR	3.58	03/30/2021	MYC	USD	3,700	(11)	—	(11)
3-Month USD-LIBOR	4.41	02/24/2041	GST	USD	3,400	(79)	—	(79)

						$(1)	$—	$(1)

INTEREST RATE SWAP AGREEMENTS — FIXED RATE PAYABLE:

								Net Unrealized
		Maturity		Currency	Notional	Market	Premiums Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

3-Month USD-LIBOR	0.31%	03/24/2013	CBK	USD	$36,900	$(66)	$—	$(66)
3-Month USD-LIBOR	0.31	02/24/2021	GST	USD	9,200	76	—	76
3-Month USD-LIBOR	0.31	03/11/2021	CBK	USD	11,500	72	—	72
3-Month USD-LIBOR	0.31	03/18/2021	DUB	USD	8,000	(87)	—	(87)
3-Month USD-LIBOR	0.31	03/23/2021	CBK	USD	3,700	(27)	—	(27)

						$(32)	$—	$(32)

FORWARD FOREIGN CURRENCY CONTRACTS:

				Net Unrealized
			Amount in U.S.	Appreciation
Currency	(Sold)	Settlement Date	Dollars (Sold)	(Depreciation)

Euro	(1,574)	04/27/2011	$(2,154)	$(75)
Pound Sterling	(2,231)	04/14/2011	(3,480)	(99)

				$(174)

The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2011.

^	All or a portion of this security is on loan. The value of all securities on loan is $26,975.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

♦	Value and/or principal is less than $1 or zero.

∞	Percentage rounds to less than 0.1%.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

▲	Rate shown reflects the yield at 03/31/2011.

‡	Non-income producing security.

§	Illiquid. At 03/31/2011, illiquid investment securities aggregated to less than $1, or less than 0.01% of the portfolio’s net assets.

±	Restricted security. At 03/31/2011, the portfolio owned the following securities (representing 0.19% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Value	Price*

Globaldrive BV	11/02/2009	$2,075	$3,499	$2,963	$1.43
Lehman Brothers Holdings Capital Trust VII	05/22/2007	1,945	360	♦	¥

*	Price not rounded to thousands.

¥	Price rounds to less than $0.01.

#	Aggregate cost for federal income tax purposes is $1,943,854. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $36,562 and $39,156, respectively. Net unrealized depreciation for tax purposes is $2,594.

G	Contract amounts are not in thousands.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities aggregated to $317, or 0.02% of the fund’s net assets.

g	A portion of this security in the amount of $2,124 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

a	A portion of this security in the amount of $10,340 has been segregated as collateral with the broker for open swaps contracts and/or for swaptions.

p	Securities with an aggregate market value of $2,994 and cash in the amount of $600 have been pledged by the broker as collateral with the custodian for open swap contracts and/or swaptions.

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)

(unaudited)
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $273,294, or 17.83%, of the fund’s net assets.

BP	Basis Points

CBK	Citibank N.A.

DUB	Deutsche Bank AG

EUR	Euro

GST	Goldman Sachs Trust

IO	Interest Only

LIBOR	London Interbank Offered Rate

MYC	Morgan Stanley Capital Services

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

USD	United States Dollar
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Asset-Backed Securities	$–	$110,472	$–	$110,472
Common Stocks	44	–	–	44
Convertible Bond	–	1,540	–	1,540
Corporate Debt Securities	–	462,207	♦	462,207
Foreign Government Obligations	–	12,202	–	12,202
Mortgage-Backed Securities	–	299,538	–	299,538
Municipal Government Obligations	–	29,726	–	29,726
Preferred Corporate Debt Securities	–	13,271	♦	13,271
Preferred Stocks	301	317	–	618
Purchased Options	2,146	–	–	2,146
Purchased Swaptions	–	10,066	–	10,066
Repurchase Agreement	–	1,028	–	1,028
Securities Lending Collateral	27,534	–	–	27,534
U.S. Government Agency Obligations	–	886,363	–	886,363
U.S. Government Obligations	–	84,502	–	84,502
Warrant	3	–	–	3
Total	$30,612	$1,910,648	$ ♦	$1,941,260

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	03/31/2011
U.S. Government Agency Obligations	$–	$(315,355)	$–	$(315,355)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	03/31/2011
Written Options	$–	$(1,223)	$–	$(1,223)
Written Swaptions	–	(17,769)	–	(17,769)
Total	$–	$(18,992)	$–	$(18,992)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	03/31/2011
Futures Contracts — Appreciation	$290	$–	$–	$290
Futures Contracts — Depreciation	(761)	–	–	(761)
Credit Default Swap — Depreciation	–	(354)	–	(354)
Interest Rate Swap — Appreciation	–	440	–	440
Interest Rate Swap — Depreciation	–	(473)	–	(473)
Forward Foreign Currency Contracts — Depreciation	–	(174)	–	(174)
Total	$(471)	$(561)	$–	$(1,032)
The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners Core Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)

(unaudited)
VALUATION SUMMARY (continued): Э
Level 3 Rollforward - Investment Securities

Net Change in
Unrealized
Appreciation/
(Depreciation)
						Net Change in			Transfers				on
	Beginning			Accrued	Total	Unrealized			out of				Investments
	Balance at			Discounts/	Realized	Appreciation	Transfers into		Level		Ending Balance at		Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)	Level 3 ¥		3 φ		03/31/2011		03/31/2011
Corporate Debt Securities	$ ♦	$–	$–	$–	$–	$–	$	♦	$–		$	♦	$(3)
Preferred Corporate Debt Securities	♦	–	–	–	–	–		–	(♦	)		–	–
Total	$ ♦	$–	$–	$–	$–	$–	$	♦	$ (♦	)	$	♦	$(3)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

¥	Transferred into Level 3 because of unavailability of observable inputs.

φ	Transferred out of Level 3 because of availability of observable inputs.

♦	Amount rounds to less than $1 or zero.
The notes are an integral part of this report.

Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - 0.1%
AES Eastern Energy, LP
Series 99-A, Class A
9.00%, 01/02/2017	$356	$253
Continental Airlines Pass-Through Trust
Series 2001-1, Class C
7.03%, 06/15/2011	262	263

Total Asset-Backed Securities (cost $613)		516

PREFERRED CORPORATE DEBT SECURITIES - 0.0% ¥
Diversified Telecommunication Services - 0.0% ¥
Muzak Holdings LLC (Escrow Certificates)
10.00%, 02/15/2009 Ə ±	550	205
Hotels, Restaurants & Leisure - 0.0% ¥
Fontainebleau Resorts
12.50%, 06/30/2012 - 144A Ə Ώ Џ ‡ § ±	3,827	♦

Total Preferred Corporate Debt Securities (cost $3,971)		205

CORPORATE DEBT SECURITIES - 84.6%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc.
6.88%, 09/15/2020	565	590
BE Aerospace, Inc.
6.88%, 10/01/2020	1,590	1,646
TransDigm, Inc
7.75%, 12/15/2018 - 144A	3,655	3,924
Air Freight & Logistics - 0.2%
AMGH Merger Sub, Inc.
9.25%, 11/01/2018 - 144A	1,265	1,358
Airlines - 0.5%
American Airlines, Inc.
7.50%, 03/15/2016 - 144A	3,485	3,446
United Air Lines, Inc.
9.88%, 08/01/2013 - 144A	211	223
Auto Components - 1.8%
Accuride Corp.
9.50%, 08/01/2018	1,085	1,207
Affinia Group, Inc.
10.75%, 08/15/2016 - 144A	1,062	1,207
Allison Transmission, Inc.
11.00%, 11/01/2015 - 144A	735	797
11.25%, 11/01/2015 - 144A Ώ	2,680	2,912
American Axle & Manufacturing Holdings, Inc.
9.25%, 01/15/2017 - 144A	2,130	2,364
Goodyear Tire & Rubber Co.
10.50%, 05/15/2016	800	896
Lear Corp.
7.88%, 03/15/2018	450	489
Tower Automotive Holdings USA LLC
10.63%, 09/01/2017 - 144A	2,212	2,467
Uncle Acquisition 2010 Corp.
8.63%, 02/15/2019 - 144A	905	950
Automobiles - 0.2%
Ford Motor Co.
7.45%, 07/16/2031	1,395	1,510
Biotechnology - 0.2%
STHI Holding Corp.
8.00%, 03/15/2018 - 144A	1,115	1,154
Talecris Biotherapeutics Holdings Corp.
7.75%, 11/15/2016	450	494
Building Products - 0.3%
Associated Materials LLC
9.13%, 11/01/2017 - 144A	430	460
Griffon Corp.
7.13%, 04/01/2018 - 144A	1,635	1,664
Capital Markets - 0.2%
E*Trade Financial Corp.
7.38%, 09/15/2013	1,415	1,420
Chemicals - 3.1%
Celanese U.S. Holdings LLC
6.63%, 10/15/2018 - 144A	655	675
CF Industries Holdings, Inc.
6.88%, 05/01/2018	2,180	2,447
7.13%, 05/01/2020	1,625	1,844
Chemtura Corp.
7.88%, 09/01/2018 - 144A	1,520	1,607
Hexion US Finance Corp.
9.00%, 11/15/2020 - 144A	775	804
Ineos Group Holdings PLC
8.50%, 02/15/2016 - 144A	2,570	2,591
Kraton Polymers LLC
6.75%, 03/01/2019 - 144A	550	558
Lyondell Chemical Co.
8.00%, 11/01/2017 - 144A	1,381	1,523
11.00%, 05/01/2018	1,295	1,454
Momentive Performance Materials, Inc.
9.00%, 01/15/2021 - 144A	215	222
Nova Chemicals Corp.
8.38%, 11/01/2016	1,390	1,526
PolyOne Corp.
7.38%, 09/15/2020	440	463
Rain CII Carbon LLC
8.00%, 12/01/2018 - 144A	2,040	2,183
11.13%, 11/15/2015 - 144A	1,705	1,784
Scotts Miracle-Gro Co.
7.25%, 01/15/2018	460	489
Solutia, Inc.
8.75%, 11/01/2017	1,225	1,348
Vertellus Specialties, Inc.
9.38%, 10/01/2015 - 144A	890	952
Commercial Banks - 0.2%
CIT Group, Inc.
5.25%, 04/01/2014 - 144A	1,615	1,625
Commercial Services & Supplies - 1.1%
ACCO Brands Corp.
10.63%, 03/15/2015	1,490	1,680
Casella Waste Systems, Inc.
7.75%, 02/15/2019 - 144A	330	330
11.00%, 07/15/2014	475	538
Clean Harbors, Inc.
7.63%, 08/15/2016 - 144A	815	865
Interface, Inc.
7.63%, 12/01/2018 - 144A	730	759
Koppers, Inc.
7.88%, 12/01/2019	550	597
RBS Global, Inc.
11.75%, 08/01/2016	870	933
Trans Union LLC
11.38%, 06/15/2018 - 144A	1,680	1,919

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Communications Equipment - 0.5%
Brocade Communications Systems, Inc.
6.63%, 01/15/2018	$565	$598
6.88%, 01/15/2020	565	610
CommScope, Inc.
8.25%, 01/15/2019 - 144A	2,005	2,096
Construction & Engineering - 0.5%
Huntington Ingalls Industries, Inc.
6.88%, 03/15/2018 - 144A	110	115
7.13%, 03/15/2021 - 144A	1,530	1,595
Tutor Perini Corp.
7.63%, 11/01/2018 - 144A	1,545	1,591
Construction Materials - 0.0% ∞
RathGibson, Inc.
11.25%, 02/15/2014 Џ ‡ §	2,145	♦
Containers & Packaging - 0.2%
BWAY Holding Co.
10.00%, 06/15/2018 - 144A	455	501
Intertape Polymer U.S., Inc.
8.50%, 08/01/2014	1,055	944
Diversified Consumer Services - 3.5%
Education Management LLC
8.75%, 06/01/2014	2,475	2,534
10.25%, 06/01/2016	1,095	1,144
Express LLC
8.75%, 03/01/2018	4,645	5,040
Laureate Education, Inc.
10.00%, 08/15/2015 - 144A	5,805	6,110
10.25%, 08/15/2015 - 144A Ώ	8,217	8,532
11.75%, 08/15/2017 - 144A	2,070	2,267
Diversified Financial Services - 11.0%
Abengoa Finance SAU
8.88%, 11/01/2017 - 144A	1,255	1,252
Ally Financial, Inc.
7.00%, 02/01/2012	1,300	1,341
8.00%, 12/31/2018 - 11/01/2031	5,990	6,486
8.30%, 02/12/2015	4,655	5,102
Ardagh Packaging Finance PLC
7.38%, 10/15/2017 - 144A	645	690
9.13%, 10/15/2020 - 144A	900	974
Buffalo Thunder Development Authority
9.38%, 12/15/2014 - 144A Џ ‡	3,095	1,130
CCM Merger, Inc.
8.00%, 08/01/2013 - 144A	1,215	1,209
Ceva Group PLC
8.38%, 12/01/2017 - 144A	3,450	3,519
11.50%, 04/01/2018 - 144A	2,605	2,830
11.63%, 10/01/2016 - 144A	1,715	1,887
Chukchansi Economic Development Authority
3.94%, 11/15/2012 - 144A * §	935	692
CIT Group, Inc.
7.00%, 05/01/2014 - 05/01/2017	3,840	3,864
Compton Petroleum Finance Corp.
10.00%, 09/15/2017	814	578
Dunkin Finance Corp.
9.63%, 12/01/2018 - 144A	4,283	4,363
Ford Motor Credit Co., LLC
5.75%, 02/01/2021	1,945	1,921
8.00%, 12/15/2016	3,595	4,081
8.13%, 01/15/2020	2,175	2,491
12.00%, 05/15/2015	1,150	1,447
Ineos Finance PLC
9.00%, 05/15/2015 - 144A	2,000	2,183
MCE Finance, Ltd.
10.25%, 05/15/2018	1,725	1,999
Nielsen Finance LLC
11.50%, 05/01/2016	1,138	1,340
11.63%, 02/01/2014	1,189	1,400
Petroplus Finance, Ltd.
6.75%, 05/01/2014 - 144A	255	250
7.00%, 05/01/2017 - 144A	1,645	1,563
9.38%, 09/15/2019 - 144A	1,760	1,782
Pinafore LLC
9.00%, 10/01/2018 - 144A	4,605	4,996
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 - 144A	3,150	3,174
7.13%, 04/15/2019 - 144A	1,105	1,133
8.25%, 02/15/2021 - 144A	2,565	2,539
8.50%, 05/15/2018 - 144A	2,125	2,152
9.00%, 04/15/2019 - 144A	3,755	3,886
Universal City Development Partners, Ltd.
8.88%, 11/15/2015	2,665	2,902
10.88%, 11/15/2016	2,810	3,154
Diversified Telecommunication Services - 7.8%
Avaya, Inc.
7.00%, 04/01/2019 - 144A	1,465	1,428
9.75%, 11/01/2015	2,685	2,729
10.13%, 11/01/2015 Ώ	4,687	4,793
Clearwire Communications LLC
12.00%, 12/01/2015 - 12/01/2017 - 144A	6,040	6,518
Intelsat Jackson Holdings SA
9.50%, 06/15/2016	3,616	3,815
11.25%, 06/15/2016	5,550	5,918
11.50%, 06/15/2016	570	611
Intelsat Luxembourg SA
11.50%, 02/04/2017 Ώ	2,315	2,541
Intelsat SA
6.50%, 11/01/2013	1,210	1,284
Muzak LLC
15.00%, 07/31/2014 Ώ § ±	360	357
Sprint Capital Corp.
6.90%, 05/01/2019	4,165	4,300
Telesat Canada
11.00%, 11/01/2015	6,620	7,373
12.50%, 11/01/2017	3,375	4,025
Virgin Media Finance PLC
8.38%, 10/15/2019	250	281
9.13%, 08/15/2016	3,215	3,408
Wind Acquisition Finance SA
11.75%, 07/15/2017 - 144A	1,545	1,777
Wind Acquisition Holdings Finance SA
12.25%, 07/15/2017 - 144A Ώ	2,977	3,526

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Telecommunication Services (continued)
Windstream Corp.
7.88%, 11/01/2017	$1,090	$1,169
8.13%, 09/01/2018	1,190	1,270
Electric Utilities - 0.4%
Calpine Construction Finance Co., LP
8.00%, 06/01/2016 - 144A	1,520	1,657
Dynegy Holdings, Inc.
7.63%, 10/15/2026	1,550	1,077
7.75%, 06/01/2019	670	520
Electrical Equipment - 0.1%
Polypore International, Inc.
7.50%, 11/15/2017 - 144A	555	583
Energy Equipment & Services - 0.2%
Precision Drilling Corp.
6.63%, 11/15/2020 - 144A	1,580	1,627
Food Products - 2.0%
American Seafoods Group LLC
10.75%, 05/15/2016 - 144A	3,315	3,597
ASG Consolidated LLC
15.00%, 05/15/2017 - 144A Ώ §	1,364	1,399
Blue Merger Sub, Inc.
7.63%, 02/15/2019 - 144A	3,815	3,868
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	2,210	2,414
Smithfield Foods, Inc.
10.00%, 07/15/2014	955	1,125
U.S. Foodservice
10.25%, 06/30/2015 - 144A	2,240	2,355
Health Care Equipment & Services - 0.1%
American Renal Holdings Co., Inc.
8.38%, 05/15/2018	435	459
Health Care Equipment & Supplies - 2.4%
Accellent, Inc.
8.38%, 02/01/2017	2,370	2,542
Alere, Inc.
7.88%, 02/01/2016	1,395	1,456
Biomet, Inc.
10.00%, 10/15/2017	200	219
10.38%, 10/15/2017 Ώ	2,050	2,252
11.63%, 10/15/2017	6,365	7,097
DJO Finance LLC
10.88%, 11/15/2014	3,735	4,071
Health Care Providers & Services - 1.4%
Gcb US Oncology, Inc. (Escrow Shares)
08/15/2017	1,110	2
HCA, Inc.
9.25%, 11/15/2016	1,565	1,684
9.88%, 02/15/2017	1,500	1,680
inVentiv Health, Inc.
10.00%, 08/15/2018 - 144A	765	796
Multiplan, Inc.
9.88%, 09/01/2018 - 144A	2,280	2,439
Res-Care, Inc.
10.75%, 01/15/2019 - 144A	1,975	2,148
Rotech Healthcare, Inc.
10.50%, 03/15/2018 - 144A	1,530	1,515
Health Care Technology - 0.1%
MedAssets, Inc.
8.00%, 11/15/2018 - 144A	555	567
Hotels, Restaurants & Leisure - 7.1%
Ameristar Casinos, Inc.
7.50%, 04/15/2021 - 144A	545	540
Caesars Entertainment Operating Co., Inc.
5.38%, 12/15/2013	900	837
5.63%, 06/01/2015	6,365	5,077
10.00%, 12/15/2015 -12/15/2018	1,215	1,166
11.25%, 06/01/2017	3,240	3,681
12.75%, 04/15/2018 - 144A	4,155	4,197
Eldorado Casino Shreveport
10.00%, 08/01/2012 Ə Ώ	126	121
Fontainebleau Las Vegas Holdings LLC
10.25%, 06/15/2015 - 144A Џ ‡	5,645	28
Greektown Holdings LLC (Escrow Shares)
10.75%, 12/01/2013 - 144A Ə §	1,495	♦
Inn of the Mountain Gods Resort & Casino
1.25%, 11/30/2020 - 144A Ώ §	1,390	755
8.75%, 11/30/2020 - 144A §	618	607
Majestic Holdco LLC
12.50%, 10/15/2011 - 144A Џ ‡ §	890	♦
Mandalay Resort Group
6.38%, 12/15/2011	2,325	2,354
7.63%, 07/15/2013	690	683
MGM Resorts International
6.75%, 09/01/2012 - 04/01/2013	3,000	3,030
9.00%, 03/15/2020	555	608
10.38%, 05/15/2014	1,175	1,345
11.13%, 11/15/2017	1,215	1,391
Mohegan Tribal Gaming Authority
6.88%, 02/15/2015	2,340	1,720
7.13%, 08/15/2014	2,225	1,680
8.00%, 04/01/2012	2,050	1,830
11.50%, 11/01/2017 - 144A	1,385	1,406
NCL Corp., Ltd.
9.50%, 11/15/2018 - 144A	660	695
11.75%, 11/15/2016	1,100	1,271
NPC International, Inc.
9.50%, 05/01/2014	2,065	2,111
Peninsula Gaming LLC
8.38%, 08/15/2015	335	358
8.38%, 08/15/2015 - 144A	655	699
10.75%, 08/15/2017	1,635	1,794
10.75%, 08/15/2017 - 144A	765	840
Royal Caribbean Cruises, Ltd.
6.88%, 12/01/2013	365	390
7.25%, 06/15/2016 - 03/15/2018	970	1,031
San Pasqual Casino
8.00%, 09/15/2013 - 144A §	475	475
Tunica-Biloxi Gaming Authority
9.00%, 11/15/2015 - 144A §	2,435	2,414
Waterford Gaming LLC
8.63%, 09/15/2014 - 144A Ə §	2,542	1,639
WMG Acquisition Corp.
9.50%, 06/15/2016	2,865	3,030
Wynn Las Vegas LLC
7.75%, 08/15/2020	2,170	2,300

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Household Durables - 0.2%
Libbey Glass, Inc.
10.00%, 02/15/2015	$1,566	$1,707
Household Products - 1.5%
Amscan Holdings, Inc.
8.75%, 05/01/2014	5,060	5,117
Diversey Holdings, Inc.
10.50%, 05/15/2020	2,346	2,725
Spectrum Brands Holdings, Inc.
12.00%, 08/28/2019 Ώ	2,510	2,799
Independent Power Producers & Energy Traders - 2.6%
Calpine Corp.
7.50%, 02/15/2021 - 144A	5,090	5,268
Edison Mission Energy
7.50%, 06/15/2013	1,655	1,647
GenOn Energy, Inc.
7.63%, 06/15/2014	210	217
7.88%, 06/15/2017	3,235	3,211
9.88%, 10/15/2020 - 144A	4,560	4,765
NRG Energy, Inc.
7.38%, 02/01/2016	760	787
8.25%, 09/01/2020 - 144A	2,960	3,078
Industrial Conglomerates - 0.3%
Amsted Industries, Inc.
8.13%, 03/15/2018 - 144A	2,360	2,516
Insurance - 0.5%
Alliant Holdings I, Inc.
11.00%, 05/01/2015 - 144A	1,480	1,570
Hub International Holdings, Inc.
9.00%, 12/15/2014 - 144A	1,340	1,400
USI Holdings Corp.
4.19%, 11/15/2014 - 144A *	640	622
Internet & Catalog Retail - 0.7%
Checkout Holding Corp.
Zero Coupon, 11/15/2015 - 144A	3,230	2,104
Ticketmaster Entertainment, Inc.
10.75%, 08/01/2016	2,585	2,824
IT Services - 0.9%
SunGard Data Systems, Inc.
10.63%, 05/15/2015	6,460	7,082
Life Sciences Tools & Services - 0.4%
Bio-Rad Laboratories, Inc.
8.00%, 09/15/2016	2,155	2,387
Patheon, Inc.
8.63%, 04/15/2017 - 144A	880	901
Machinery - 1.9%
American Railcar Industries, Inc.
7.50%, 03/01/2014	1,000	1,018
Chart Industries, Inc.
9.13%, 10/15/2015	850	888
Commercial Vehicle Group, Inc.
8.00%, 07/01/2013	710	715
Greenbrier Cos., Inc.
8.38%, 05/15/2015	1,710	1,766
Manitowoc Co., Inc.
8.50%, 11/01/2020	1,425	1,528
9.50%, 02/15/2018	615	680
Meritor, Inc.
10.63%, 03/15/2018	990	1,114
Navistar International Corp.
8.25%, 11/01/2021	3,025	3,353
Terex Corp.
10.88%, 06/01/2016	2,820	3,278
Media - 4.6%
Adelphia Communications Corp.
(Escrow Certificates)
9.25%, 10/01/2049	1,305	23
10.25%, 06/15/2049 - 11/01/2049	1,460	26
AMC Entertainment, Inc.
8.75%, 06/01/2019	535	580
Bresnan Broadband Holdings LLC
8.00%, 12/15/2018 - 144A	345	364
Cablevision Systems Corp.
7.75%, 04/15/2018	805	869
8.63%, 09/15/2017	550	612
Catalina Marketing Corp.
10.50%, 10/01/2015 - 144A Ώ	2,384	2,581
11.63%, 10/01/2017 - 144A §	2,828	3,196
CCO Holdings LLC
8.13%, 04/30/2020	100	109
Citadel Broadcasting Corp.
7.75%, 12/15/2018 - 144A	1,295	1,403
Clear Channel Communications, Inc.
4.40%, 05/15/2011	745	743
Clear Channel Worldwide Holdings, Inc. — Series B
9.25%, 12/15/2017	1,270	1,392
LBI Media, Inc.
9.25%, 04/15/2019 - 144A	1,490	1,494
11.00%, 10/15/2013	360	344
Live Nation Entertainment, Inc.
8.13%, 05/15/2018 - 144A	1,065	1,094
MDC Partners, Inc.
11.00%, 11/01/2016	2,960	3,314
MediaCom Broadband LLC
8.50%, 10/15/2015	2,615	2,713
MediaCom LLC
9.13%, 08/15/2019	365	391
MediMedia USA, Inc.
11.38%, 11/15/2014 - 144A §	1,365	1,215
NAI Entertainment Holdings LLC
8.25%, 12/15/2017 - 144A	690	738
Rainbow National Services LLC
10.38%, 09/01/2014 - 144A	605	628
Regal Cinemas Corp.
8.63%, 07/15/2019	1,000	1,074
Regal Entertainment Group
9.13%, 08/15/2018	1,670	1,787
Sirius XM Radio, Inc.
8.75%, 04/01/2015 - 144A	1,390	1,564
9.75%, 09/01/2015 - 144A	1,135	1,278
Sitel LLC
11.50%, 04/01/2018 - 144A	680	633
XM Satellite Radio, Inc.
13.00%, 08/01/2013 - 144A	2,715	3,224

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Metals & Mining - 1.7%
FMG Resources Property, Ltd.
7.00%, 11/01/2015 - 144A	$5,540	$5,747
JMC Steel Group
8.25%, 03/15/2018 - 144A	1,110	1,135
Novelis, Inc.
8.38%, 12/15/2017 - 144A	2,205	2,387
8.75%, 12/15/2020 - 144A	2,205	2,426
U.S. Steel Corp.
7.38%, 04/01/2020	560	587
Multiline Retail - 0.5%
Neiman-Marcus Group, Inc.
9.00%, 10/15/2015 Ώ	3,317	3,466
Oil, Gas & Consumable Fuels - 7.9%
Anadarko Petroleum Corp.
6.38%, 09/15/2017	2,715	2,988
Arch Coal, Inc.
7.25%, 10/01/2020	755	810
8.75%, 08/01/2016	655	732
ATP Oil & Gas Corp.
11.88%, 05/01/2015	3,130	3,287
Basic Energy Services, Inc.
7.75%, 02/15/2019 - 144A	330	340
Berry Petroleum Co.
10.25%, 06/01/2014	1,695	1,966
Bill Barrett Corp.
9.88%, 07/15/2016	340	383
Calfrac Holdings, LP
7.50%, 12/01/2020 - 144A	690	714
Carrizo Oil & Gas, Inc.
8.63%, 10/15/2018 - 144A	3,480	3,688
Cloud Peak Energy Resources LLC
8.50%, 12/15/2019	2,735	3,029
Coffeyville Resources LLC
9.00%, 04/01/2015 - 144A	1,872	2,036
Concho Resources, Inc.
7.00%, 01/15/2021	1,325	1,395
Consol Energy, Inc.
8.00%, 04/01/2017	1,335	1,462
8.25%, 04/01/2020	1,120	1,242
Continental Resources, Inc.
7.13%, 04/01/2021	545	579
7.38%, 10/01/2020	230	247
Denbury Resources, Inc.
8.25%, 02/15/2020	1,360	1,520
9.75%, 03/01/2016	3,875	4,368
EXCO Resources, Inc.
7.50%, 09/15/2018	550	558
Forbes Energy Services LLC
11.00%, 02/15/2015	2,900	3,020
Frac Tech Services LLC
7.13%, 11/15/2018 - 144A	1,105	1,133
Frontier Oil Corp.
6.88%, 11/15/2018	445	464
Gcb Wind AF SA (Escrow Shares)
11.75%, 07/15/2017 - 144A Ə §	1,545	♦
12.25%, 07/15/2017 - 144A Ə §	2,977	♦
GMX Resources, Inc.
11.38%, 02/15/2019 - 144A	1,535	1,493
Goodrich Petroleum Corp.
8.88%, 03/15/2019 - 144A	1,305	1,305
Harvest Operations Corp.
6.88%, 10/01/2017 - 144A	645	669
Holly Corp.
9.88%, 06/15/2017	1,510	1,706
James River Escrow, Inc.
7.88%, 04/01/2019 - 144A	765	792
Murray Energy Corp.
10.25%, 10/15/2015 - 144A	3,075	3,306
Oasis Petroleum, Inc.
7.25%, 02/01/2019 - 144A	520	527
Petroleum Development Corp.
12.00%, 02/15/2018	1,170	1,326
Quicksilver Resources, Inc.
11.75%, 01/01/2016	3,590	4,181
Range Resources Corp.
6.75%, 08/01/2020	1,320	1,406
Rosetta Resources, Inc.
9.50%, 04/15/2018	825	916
SandRidge Energy, Inc.
7.50%, 03/15/2021 - 144A	750	778
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 Ə	2,985	♦
SESI LLC
6.88%, 06/01/2014	290	296
SM Energy Co.
6.63%, 02/15/2019 - 144A	555	570
Venoco, Inc.
8.88%, 02/15/2019 - 144A	2,240	2,240
Paper & Forest Products - 2.0%
Boise Paper Holdings LLC
8.00%, 04/01/2020	445	481
9.00%, 11/01/2017	1,835	2,037
Domtar Corp.
10.75%, 06/01/2017	1,540	1,925
NewPage Corp.
11.38%, 12/31/2014	2,290	2,293
Verso Paper Holdings LLC
8.75%, 02/01/2019 - 144A	1,655	1,721
Verso Paper Holdings LLC — Series B
4.05%, 08/01/2014 *	425	419
11.38%, 08/01/2016	5,650	5,988
Personal Products - 0.3%
Revlon Consumer Products Corp.
9.75%, 11/15/2015	2,150	2,327
Pharmaceuticals - 1.3%
ConvaTec Healthcare E SA
10.50%, 12/15/2018 - 144A	3,435	3,607
Endo Pharmaceuticals Holdings, Inc.
7.00%, 12/15/2020 - 144A	440	455
Quintiles Transnational Corp.
9.50%, 12/30/2014 - 144A Ώ	5,125	5,240
Real Estate Management & Development - 1.0%
CB Richard Ellis Services, Inc.
6.63%, 10/15/2020	2,150	2,215
11.63%, 06/15/2017	4,465	5,268

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Road & Rail - 1.2%
Avis Budget Car Rental LLC
9.63%, 03/15/2018	$1,470	$1,624
Hertz Corp.
7.50%, 10/15/2018 - 144A	735	761
8.88%, 01/01/2014	219	224
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/2013	2,245	2,290
RSC Equipment Rental, Inc.
10.00%, 07/15/2017 - 144A	2,645	3,015
10.25%, 11/15/2019	1,075	1,226
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.
7.75%, 08/01/2020	570	586
8.13%, 12/15/2017	840	873
Software - 0.4%
SSI Investments II
11.13%, 06/01/2018	2,475	2,772
Specialty Retail - 4.7%
General Nutrition Centers, Inc.
5.75%, 03/15/2014 Ώ	1,905	1,905
10.75%, 03/15/2015	4,520	4,520
Giraffe Acquisition Corp.
9.13%, 12/01/2018 - 144A	670	650
Ltd Brands, Inc.
8.50%, 06/15/2019	2,650	3,041
6.63%, 04/01/2021	3,770	3,855
Michaels Stores, Inc.
0.00%, 11/01/2016 *	3,275	3,341
Petco Animal Supplies, Inc.
9.25%, 12/01/2018 - 144A	2,705	2,894
Sally Holdings LLC
10.50%, 11/15/2016	2,546	2,769
Toys “R” Us - Delaware, Inc.
7.38%, 09/01/2016 - 144A	1,440	1,508
Toys “R” Us Property Co., I LLC
10.75%, 07/15/2017	8,415	9,551
Textiles, Apparel & Luxury Goods - 1.1%
Oxford Industries, Inc.
11.38%, 07/15/2015	2,110	2,358
Perry Ellis International, Inc.
7.88%, 04/01/2019	1,490	1,542
Phillips-Van Heusen Corp.
7.75%, 11/15/2023	2,255	2,474
Polymer Group, Inc.
7.75%, 02/01/2019 - 144A	1,265	1,305
Trading Companies & Distributors - 0.3%
United Rentals North America, Inc.
10.88%, 06/15/2016	1,760	2,033
Transportation Infrastructure - 0.8%
CHC Helicopter SA
9.25%, 10/15/2020 - 144A	5,485	5,650
Wireless Telecommunication Services - 1.7%
Digicel, Ltd.
8.25%, 09/01/2017 - 144A	2,705	2,867
12.00%, 04/01/2014 - 144A	1,445	1,694
Nextel Communications, Inc. - Series E
6.88%, 10/31/2013	100	101
NII Capital Corp.
8.88%, 12/15/2019	2,685	2,955
10.00%, 08/15/2016	2,380	2,713
SBA Telecommunications, Inc.
8.00%, 08/15/2016	985	1,072
8.25%, 08/15/2019	660	729

Total Corporate Debt Securities (cost $586,109)		617,806

CONVERTIBLE BONDS - 0.1%
Independent Power Producers & Energy Traders - 0.0% ¥
Mirant Corp. (Escrow Certificates) Ə § ±	1,220	♦
Life Sciences Tools & Services - 0.1%
Kendle International, Inc.
3.38%, 07/15/2012	1,050	995

Total Convertible Bonds (cost $1,005)		995

LOAN ASSIGNMENTS - 5.9%
Aerospace & Defense - 0.3%
Hawker Beechcraft Acquisition Co., LLC, 1st Lien
2.26%, 03/26/2014 *	2,252	1,977
2.30%, 03/26/2014 *	139	122
Building Products - 0.4%
Goodman Global Holdings, Inc., 1st Lien
5.75%, 10/28/2016 *	1,184	1,189
Panolam Industries International, Inc., 1st Lien
8.25%, 12/31/2013 *	1,086	988
Panolam Industries International, Inc., 2nd Lien
10.00%, 06/30/2014 Ə *	886	818
Diversified Financial Services - 1.1%
CCM Merger, Inc. Tranche B
7.00%, 03/01/2017 *	1,000	1,012
Ceva Group PLC Extended Letter of Credit
5.31%, 08/31/2016 *	535	525
Ceva Group PLC Extended Tranche B
5.25%, 08/31/2016 *	534	524
5.26%, 08/31/2016 *	959	944
First Data, Tranche B2
3.00%, 09/24/2014 *	1,400	1,340
Pinafore LLC, Tranche B
4.25%, 09/29/2016 *	3,740	3,748
Electric Utilities - 0.6%
Texas Competitive Electric Holdings Co., LLC, 1st Lien, Tranche B2
3.78%, 10/10/2014 *	4,971	4,183
Food Products - 0.4%
Del Monte Corp.
4.50%, 03/08/2018 *	2,800	2,800
Hotels, Restaurants & Leisure - 0.8%
Cannery Casino Resorts LLC, 2nd Lien
4.50%, 05/16/2014 *	860	778
DineEquity, Inc., Tranche B
4.25%, 10/19/2017 *	584	587
Dunkin Brands, Inc., Tranche B
4.25%, 11/23/2017 *	788	792
Great Lakes Entertainment LLC
9.00%, 08/15/2012	615	593
Hit Entertainment, Inc., 2nd Lien
5.82%, 02/26/2013 *	3,260	2,947

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Household Products - 0.7%
Amscan Holdings, Inc., Tranche B
6.75%, 12/04/2017 *	$3,284	$3,301
Spectrum Brands, Inc., Tranche B
5.01%, 06/17/2026 *	2,095	2,110
Multiline Retail - 0.3%
Burlington Coat Factory Warehouse Corp., Tranche B
6.25%, 02/18/2017 *	2,400	2,367
Pharmaceuticals - 0.3%
Axcan Pharma, Inc., Tranche B
5.50%, 02/10/2017 *	2,394	2,387
Semiconductors & Semiconductor Equipment - 0.3%
Edwards (Cayman Islands II), Tranche B
5.50%, 05/31/2016 *	2,095	2,088
Specialty Retail - 0.7%
General Nutrition Centers, Inc., Tranche B
4.25%, 03/02/2018 *	5,000	4,995

Total Loan Assignments (cost $43,104)		43,115

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 4.50% ▲	18,815	1,825
Chesapeake Energy Corp. 5.00% ▲	2,304	244

Total Convertible Preferred Stocks (cost $2,091)		2,069

PREFERRED STOCKS - 0.6%
Consumer Finance - 0.0% ¥
Ally Financial, Inc., 8.50% * ▲	11,150	277
Diversified Financial Services - 0.6%
Citigroup Capital XIII, 7.88% * ▲	21,818	598
GMAC Capital Trust I, 8.13% * ▲	151,570	3,865

Total Preferred Stocks (cost $4,635)		4,740

COMMON STOCKS - 0.6%
Airlines - 0.0% ¥
Delta Air Lines, Inc. ‡	13,451	132
Construction Materials - 0.6%
Panolam Holdings Co. ‡ Ə § ±	1,803	1,434
RathGibson, Inc. (Escrow Certificates) ‡ Ə § ±	95,700	2,243
Hotels, Restaurants & Leisure - 0.0% ¥
Greektown Superholdings, Inc. ‡	1,131	86
Shreveport Gaming Holdings, Inc. Ə	889	16
Independent Power Producers & Energy Traders - 0.0% ¥
Mirant Corp. (Escrow Certificates) ‡ Ə § ±	550,000	♦
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. — Class A ‡	7,723	217

Total Common Stocks (cost $4,306)		4,128

INVESTMENT COMPANY - 0.0% ¥
Diversified Financial Services - 0.0% ¥
Adelphia Recovery Trust	2,697,805	$20
Total Investment Company (cost $2,641)
RIGHT - 0.0% ¥
Hotels, Restaurants & Leisure - 0.0% ¥
BLB Contingent Value Rights Preferred Stock ‡ § ±	2,010	13
Total Right (cost $2,010)
WARRANTS - 0.0% ¥
Food Products - 0.0% ¥
American Seafoods Group LLC ‡ § ±
Expiration: 05/15/2018
Exercise Price: $0.01	1,265	127
Media - 0.0% ¥
Reader’s Digest Association, Inc. ‡ Ə § ±
Expiration: 02/19/2014
Exercise Price: $47.35	13,112	♦
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	8,130	65

Total Warrants (cost $0)		192

	Principal	Value

REPURCHASE AGREEMENT - 4.5%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $33,015 on 04/01/2011. Collateralized by U.S. Government Obligations, 1.13% - 3.13%, due 05/15/2013 - 04/30/2017, with a total value of $33,680.	$33,015	33,015

Total Repurchase Agreement (cost $33,015)
Total Investment Securities (cost $683,500) #		706,814
Other Assets and Liabilities — Net		23,880

Net Assets		$730,694

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

¥	Percentage rounds to less than 0.1%.

Џ	In default.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $6,476, or 0.89% of the portfolio’s net assets.

♦	Value and/or principal is less than $1 or equal to zero.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

*	Floating or variable rate note. Rate is listed as of 03/31/2011.

§	Illiquid. At 03/31/2011, illiquid investment securities aggregated to $16,566, or 2.27% of the portfolio’s net assets.

▲	Rate shown reflects the yield at 03/31/2011.

‡	Non-income producing security.

±	Restricted security. At 03/31/2011, the portfolio owned the following securities (representing 0.57% of net assets) which were restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Value	Price*

Muzak Holdings LLC (Escrow Certificates)	02/26/2010	$550	$213	$205	$0.36
Fontainebleau Resorts	06/01/2007	3,827	3,759	♦	¥
Muzak LLC	07/01/2010	360	360	357	0.99
Mirant Corp. (Escrow Certificates)	01/20/2006	1,220	♦	♦	¥

Description	Date of Acquisition	Shares	Cost	Value	Price*

Panolam Holdings Co.	12/29/2009	1,803	$3,080	$1,434	$795.11
RathGibson, Inc. (Escrow Certificates)	06/14/2010	95,700	508	2,243	23.44
Mirant Corp. (Escrow Certificates)	01/20/2006	550,000	♦	♦	¥
BLB Contingent Value Rights Preferred Stock	11/22/2010	2,010	2,010	13	6.50
American Seafoods Group LLC	05/07/2010	1,265	♦	127	100.00
Reader’s Digest Association, Inc.	05/18/2010	13,112	♦	♦	¥

*	Price not rounded to thousands.

¥	Price rounds to less than $0.01.
#	Aggregate cost for federal income tax purposes is $683,500. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $48,068 and $24,754, respectively. Net unrealized appreciation for tax purposes is $23,314.
DEFINITION:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $263,132, or 36.01%, of the portfolio’s net assets.
VALUATION SUMMARY: Э

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Asset-Backed Securities	$—	$516	$—	$516
Common Stocks	435	—	3,693	4,128
Convertible Bonds	—	995	♦	995
Convertible Preferred Stocks	2,069	—	—	2,069
Corporate Debt Securities	—	616,046	1,760	617,806
Investment Company	20	—	—	20
Loan Assignments	—	42,297	818	43,115
Preferred Corporate Debt Securities	—	—	205	205
Preferred Stocks	4,740	—	—	4,740
Repurchase Agreement	—	33,015	—	33,015
Right	—	13	—	13
Warrants	192	—	♦	192
Total	$7,456	$692,882	$6,476	$706,814

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners High Yield Bond Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): Э
Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers		Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into Level	Transfers	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)	3 ¥	out of Level 3	03/31/2011	03/31/2011
Common Stocks	$3,693	$—	$—	$—	$—	$—	$—	$—	$3,693	$—
Convertible Bonds	♦	—	—	—	—	—	—	—	♦	—
Corporate Debt Securities	1,866	—	(183)	—	4	73	♦	—	1,760	73
Loan Assignments	810	—	—	16	—	(8)	—	—	818	(8)
Preferred Corporate Debt Securities	32	—	—	—	—	173	—	—	205	173
Warrants	♦	—	—	—	—	—	—	—	♦	—
Total	$6,401	$—	$(183)	$16	$4	$238	$ ♦	$—	$6,476	$238

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

¥	Transferred into Level 3 because of unavailability of observable inputs.

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 1.2%
U.S. Treasury Bond
2.75%, 02/28/2018	$290	$288
3.63%, 02/15/2021	295	299
4.25%, 11/15/2040	15	14
4.38%, 05/15/2040	25	24
4.75%, 02/15/2041	385	401
U.S. Treasury Note
1.13%, 06/30/2011 g	85	85
1.75%, 04/15/2013	41	42
2.50%, 04/30/2015	100	103
2.63%, 08/15/2020	140	131
3.13%, 04/30/2017	40	41
3.38%, 11/15/2019	20	20

Total U.S. Government Obligations (cost $1,452)		1,448

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.9%
Fannie Mae
Zero Coupon, 10/09/2019	130	88
3.05%, 03/01/2041 *	100	102
3.15%, 03/01/2041 *	100	102
3.32%, 12/01/2040 *	109	110
3.50%, 01/01/2026 - 03/01/2026	1,188	1,192
4.00%, 09/01/2040 - 02/01/2041	3,725	3,668
4.50%, 12/01/2040	1,781	1,815
5.00%, 05/25/2018 - 08/01/2040	1,421	1,504
5.50%, 05/01/2033 - 04/01/2037	3,132	3,378
6.00%, 03/25/2029	82	90
Fannie Mae, TBA
4.50%	4,000	4,089
5.00%,	2,100	2,191
6.00%	1,300	1,414
6.50%	400	448
Farmer Mac Guaranteed Notes Trust 2007-1
5.13%, 04/19/2017 - 144A	350	380
Freddie Mac
3.06%, 02/01/2041 *	100	102
3.53%, 09/30/2019	100	99
4.50%, 12/01/2040 - 03/01/2041	1,450	1,475
5.00%, 07/01/2035	2,143	2,251
Freddie Mac, TBA
5.00%	1,100	1,148
FREMF Mortgage Trust
5.36%, 12/26/2046 - 144A *	230	233
Ginnie Mae
1.40%, 11/20/2059 *	474	487
Ginnie Mae, TBA
4.50%	100	103
Resolution Funding Corp., Interest STRIPS
3.39%, 07/15/2018 ▲	250	195
3.42%, 10/15/2018 ▲	250	193
Tennessee Valley Authority
5.25%, 09/15/2039	60	63

Total U.S. Government Agency Obligations (cost $26,797)		26,920

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Hydro Quebec
8.40%, 01/15/2022	95	129
Japan Finance Corp.
2.88%, 02/02/2015 ^	250	255

Total Foreign Government Obligations (cost $381)		384

MORTGAGE-BACKED SECURITIES - 6.1%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 7A2
1.09%, 02/25/2035 *	81	74
Banc of America Commercial Mortgage, Inc.
Series 2005-5, Class A4
5.12%, 10/10/2045 *	250	268
Series 2006-4, Class AM
5.68%, 07/10/2046	30	31
Series 2007-2, Class A4
5.69%, 04/10/2049 *	90	96
Series 2007-3, Class A4
5.66%, 06/10/2049 *	110	116
Bear Stearns Commercial Mortgage Securities
Series 2007-PW17, Class A4
5.69%, 06/11/2050 *	100	107
Bear Stearns Mortgage Funding Trust
Series 2006-AR5, Class 1A2
0.46%, 12/25/2046 *	1,128	287
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, 12/11/2049	110	116
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class AM
5.83%, 06/15/2038 *	40	42
Series 2010-RR2, Class 2A
5.80%, 09/15/2039 - 144A *	120	127
CW Capital Cobalt, Ltd.
Series 2006-C1, Class A4
5.22%, 08/15/2048	200	207
Extended Stay America Trust
Series 2010-ESHA, Class B
4.22%, 11/05/2027 - 144A	140	141
Series 2010-ESHA, Class C
4.86%, 11/05/2027 - 144A	200	203
Series 2010-ESHA, Class D
5.50%, 11/05/2027 - 144A	100	101
GE Capital Commercial Mortgage Corp.
Series 2007-C1, Class A4
5.54%, 12/10/2049	300	313
Series 2007-C1, Class AAB
5.48%, 12/10/2049	100	105
GMAC Mortgage Corp., Loan Trust
Series 2005-AR1, Class 3A
3.12%, 03/18/2035 *	471	431
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AJ
5.89%, 07/10/2038 *	40	39
Series 2006-GG7, Class AM
5.89%, 07/10/2038 *	50	52
GS Mortgage Securities Corp. II
Series 2001-1285, Class C
6.71%, 08/15/2018 - 144A	160	162
Impac CMB Trust
Series 2004-6, Class 1A1
1.05%, 10/25/2034 *	181	146
IndyMac INDA Mortgage Loan Trust
Series 2007-AR7, Class 1A1
5.86%, 09/25/2037 *	374	310
IndyMac Index Mortgage Loan Trust
Series 2007-AR15, Class 2A1
5.16%, 08/25/2037 *	471	306

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class AM
5.44%, 12/12/2044 *	$50	$50
Series 2007-CB18, Class A3
5.45%, 06/12/2047	105	108
Series 2007-CB19, Class A4
5.74%, 02/12/2049 *	80	86
JPMorgan Mortgage Trust
Series 2004-A3, Class 1A1
2.66%, 07/25/2034 *	298	290
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/2040	105	111
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	90	96
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 4A3
5.02%, 05/25/2034 *	175	179
Series 2005-A5, Class A3
2.75%, 06/25/2035 *	1,300	1,027
Merrill Lynch Mortgage Trust
Series 2006-C1, Class A4
5.67%, 05/12/2039 *	200	217
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 09/12/2049	200	210
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A1
0.89%, 10/25/2028 *	142	137
Morgan Stanley Capital I
Series 2005-HQ6, Class A4A
4.99%, 08/13/2042	190	203
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.81%, 08/15/2045 - 144A *	120	130
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1
0.60%, 01/19/2034 *	257	217
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class A4
6.10%, 02/15/2051 *	320	342

Total Mortgage-Backed Securities (cost $8,394)		7,183

ASSET-BACKED SECURITIES - 2.3%
Avis Budget Rental Car Funding AESOP LLC
Series 2010-3A, Class A
4.64%, 05/20/2016 - 144A	100	107
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022 ^	386	395
CVS Pass-Through Trust
6.94%, 01/10/2030	242	263
Education Funding Capital Trust I
Series 2003-3, Class A7
2.43%, 12/15/2042 *	150	123
Hertz Corp.
Series 2009-2A, Class A2
5.29%, 03/25/2016 - 144A	120	131
Nelnet Student Loan Trust
Series 2006-1, Class A5
0.42%, 08/23/2027 *	135	128
Series 2008-4, Class A4
1.78%, 04/25/2017 *	170	174
Santander Consumer Acquired Receivables Trust
Series 2011-S1A, Class B
1.66%, 08/15/2016 - 144A	280	280
Series 2011-S1A, Class C
2.01%, 08/15/2016 - 144A	310	310
Series 2011-WO, Class C
3.19%, 10/15/2015 - 144A	70	70
Santander Drive Auto Receivables Trust
Series 2010-2, Class B
2.24%, 12/15/2014	110	110
Series 2010-2, Class C
3.89%, 07/17/2017	130	134
Series 2011-S1A, Class B
1.48%, 07/15/2013 - 144A	79	80
Series 2011-S1A, Class D
3.10%, 03/15/2013 - 144A	99	99
Scholar Funding Trust
Series 2011-A, Class A
1.21%, 10/28/2043 - 144A *	145	141
SLM Student Loan Trust
Series 2004-B, Class A2
0.51%, 06/15/2021 *	95	91
UAL Pass-Through Trust
Series 2009-2A
9.75%, 01/15/2017	46	53

Total Asset-Backed Securities (cost $2,569)		2,689

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
New York City Municipal Water Finance Authority
5.38%, 06/15/2043	200	201
New York State Dormitory Authority, Revenue Bond
5.39%, 03/15/2040	100	95
New York State Urban Development Corp.
5.84%, 03/15/2040	100	100
North Texas Higher Education Authority
Series 2010-1 - Class A2
1.20%, 07/01/2030 *	100	96
State of California - Build America Bonds
7.55%, 04/01/2039	250	273

Total Municipal Government Obligations (cost $749)		765

PREFERRED CORPORATE DEBT SECURITIES - 0.3%
Capital Markets - 0.1%
Credit Suisse
5.86%, 05/15/2017 * Ž ^	90	88
Goldman Sachs Capital II
5.79%, 06/01/2012 * Ž ^	20	17
Lehman Brothers Holdings Capital Trust VII
5.86%, 05/31/2012 Ž Џ ‡ §	200	♦
Lehman Brothers Holdings E-Capital Trust I
3.59%, 08/19/2065 Џ ‡	120	♦

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets (continued)
State Street Capital Trust IV
1.31%, 06/15/2037 *	$10	$8
Commercial Banks - 0.0%¥
ABN Amro North American Holding Preferred Capital Repackage Trust I
6.52%, 11/08/2012 - 144A * Ž	20	18
SunTrust Capital VIII
6.10%, 12/15/2036 *	10	10
Wachovia Capital Trust III
5.57%, 05/16/2011 * Ž	5	5
Diversified Financial Services - 0.2%
ILFC E-Capital Trust II
6.25%, 12/21/2065 - 144A *	250	210

Total Preferred Corporate Debt Securities (cost $669)		356

CORPORATE DEBT SECURITIES - 11.5%
Auto Components - 0.0%¥
BorgWarner, Inc.
4.63%, 09/15/2020	30	30
Automobiles - 0.1%
Motors Liquidation Co.
8.25%, 07/15/2023 Џ ‡	470	134
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020 ^	120	129
Biotechnology - 0.1%
FMC Finance III SA
6.88%, 07/15/2017	120	127
Capital Markets - 0.8%
BP Capital Markets PLC
3.13%, 03/10/2012 ^	30	31
3.13%, 10/01/2015	40	40
5.25%, 11/07/2013 ^	100	108
Credit Suisse AG
5.40%, 01/14/2020	30	30
Goldman Sachs Group, Inc.
3.63%, 02/07/2016 ^	40	40
3.70%, 08/01/2015 ^	160	161
5.38%, 03/15/2020 ^	50	51
6.00%, 06/15/2020	45	48
6.25%, 02/01/2041	40	40
Lehman Brothers Holdings, Inc.
5.25%, 02/06/2012 Џ ‡	100	26
Lehman Brothers Holdings, Inc. - Series I
6.75%, 12/28/2017 Џ ‡	480	♦
Morgan Stanley
2.81%, 05/14/2013 *	200	206
4.20%, 11/20/2014	140	145
Chemicals - 0.1%
Dow Chemical Co.
4.25%, 11/15/2020 ^	50	47
Westlake Chemical Corp.
6.63%, 01/15/2016	17	18
Commercial Banks - 2.2%
Bank Nederlandse Gemeenten
1.50%, 03/28/2014 - 144A	95	94
Bank of Nova Scotia
1.65%, 10/29/2015 - 144A	390	374
Canadian Imperial Bank of Commerce
2.75%, 01/27/2016 - 144A ^	180	180
CIT Group, Inc.
6.63%, 04/01/2018 - 144A ^	33	33
7.00%, 05/01/2017 ^	71	71
DnB NOR Boligkreditt
2.10%, 10/14/2015 - 144A	610	591
2.90%, 03/29/2016 - 144A	325	323
Eksportfinans ASA
0.50%, 04/05/2013 *	80	80
2.00%, 09/15/2015	310	303
Fifth Third Capital Trust IV
6.50%, 04/15/2037 *	30	29
Glitnir Banki HF
6.33%, 07/28/2011 - 144A Џ ‡	160	49
6.69%, 06/15/2016 - 144A Ә Џ ‡ §	380	♦
JP Morgan Chase Capital XXIII
1.31%, 05/15/2047 *	10	8
Landsbanki Islands HF
6.10%, 08/25/2011 - 144A Џ ‡	140	11
Royal Bank of Canada
3.13%, 04/14/2015 - 144A	445	457
Wachovia Corp.
5.25%, 08/01/2014 ^	100	107
Consumer Finance - 0.5%
SLM Corp.
5.00%, 10/01/2013	225	233
5.05%, 11/14/2014	60	61
5.63%, 08/01/2033	45	38
6.25%, 01/25/2016 ^	78	81
8.00%, 03/25/2020	120	131
Containers & Packaging - 0.0% ¥
Ball Corp.
6.75%, 09/15/2020	50	52
Diversified Consumer Services - 0.0% ¥
Service Corp., International
7.50%, 04/01/2027	35	33
Diversified Financial Services - 1.5%
Ally Financial, Inc.
1.75%, 10/30/2012	150	153
Bank of America Corp.
3.63%, 03/17/2016 ^	40	39
5.63%, 07/01/2020 ^	75	77
BNP Paribas Home Loan Covered Bonds SA
2.20%, 11/02/2015 - 144A	255	244
Citigroup, Inc.
4.59%, 12/15/2015 ^	70	72
4.75%, 05/19/2015 ^	35	37
5.38%, 08/09/2020 ^	90	93
General Electric Capital Corp.
5.30%, 02/11/2021 ^	45	46
5.50%, 01/08/2020	115	122
JPMorgan Chase & Co.
2.60%, 01/15/2016	80	77
3.45%, 03/01/2016	40	40
5.13%, 09/15/2014 ^	200	215
5.15%, 10/01/2015 ^	40	43
6.13%, 06/27/2017	220	238
Kaupthing Bank Hf
7.13%, 05/19/2016 - 144A Ə Џ ‡	130	♦

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services (continued)
Kaupthing Bank Hf - Series 1
7.63%, 02/28/2015 - 144A Џ ‡	$710	$199
Reynolds Group Issuer, Inc.
7.75%, 10/15/2016 - 144A	100	106
Swiss Re Capital I LP
6.85%, 05/29/2049 - 144A * Ž	10	10
Diversified Telecommunication Services - 0.7%
GTE Corp.
6.84%, 04/15/2018	22	25
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 - 144A	44	44
8.50%, 11/01/2019 - 144A	50	54
Level 3 Financing, Inc.
8.75%, 02/15/2017 ^	11	11
9.38%, 04/01/2019 - 144A	22	21
10.00%, 02/01/2018	20	20
Qwest Communications International, Inc.
7.13%, 04/01/2018	30	32
8.00%, 10/01/2015	45	50
Sprint Capital Corp.
6.88%, 11/15/2028 ^	24	22
8.75%, 03/15/2032 ^	60	64
Telecom Italia Capital SA
5.25%, 10/01/2015 ^	130	135
Verizon Communications, Inc.
6.10%, 04/15/2018 ^	63	71
6.40%, 02/15/2038	17	18
8.75%, 11/01/2018 ^	165	211
8.95%, 03/01/2039 ^	10	14
Electric Utilities - 0.5%
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/2020	306	324
FirstEnergy Corp. - Series B
6.45%, 11/15/2011	7	7
FirstEnergy Corp. - Series C
7.38%, 11/15/2031	175	190
Pacific Gas & Electric Co.
5.80%, 03/01/2037 ^	60	61
6.05%, 03/01/2034	20	21
8.25%, 10/15/2018 ^	40	51
Trans-Allegheny Interstate Line Co.
4.00%, 01/15/2015 - 144A ^	30	31
Energy Equipment & Services - 0.3%
Cie Generale de Geophysique-Veritas
7.50%, 05/15/2015	10	10
7.75%, 05/15/2017	40	42
Complete Production Services, Inc.
8.00%, 12/15/2016	105	111
Ensco PLC
3.25%, 03/15/2016	20	20
4.70%, 03/15/2021 ^	45	45
Enterprise Products Operating LLC
9.75%, 01/31/2014	110	132
Food Products - 0.1%
Kraft Foods, Inc.
5.38%, 02/10/2020	80	84
6.50%, 08/11/2017	35	40
Health Care Providers & Services - 0.2%
HCA, Inc.
6.30%, 10/01/2012	6	6
9.13%, 11/15/2014	20	21
Humana, Inc.
7.20%, 06/15/2018	50	56
Tenet Healthcare Corp.
9.00%, 05/01/2015	45	50
10.00%, 05/01/2018	45	53
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.
6.75%, 04/15/2014	25	25
7.13%, 02/01/2016 ^	80	75
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 ^	50	46
Inn of the Mountain Gods Resort & Casino
1.25%, 11/30/2020 - 144A Ώ	20	11
Mohegan Tribal Gaming Authority
6.13%, 02/15/2013 ^	15	14
Station Casinos, Inc.
6.88%, 03/01/2016 Џ ‡	10	♦
7.75%, 08/15/2016 Џ ‡	90	♦
Independent Power Producers & Energy Traders - 0.1%
AES Corp.
7.75%, 10/15/2015 ^	80	86
Insurance - 0.8%
American International Group, Inc.
5.85%, 01/16/2018	40	42
8.18%, 05/15/2058 *	30	32
Berkshire Hathaway, Inc.
3.20%, 02/11/2015 ^	100	103
Genworth Financial, Inc.
6.15%, 11/15/2066 *	10	8
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 - 144A *	10	13
Lincoln National Corp.
7.00%, 06/15/2040	50	57
Metropolitan Life Global Funding I
2.50%, 01/11/2013 - 144A	300	306
5.13%, 06/10/2014 - 144A	100	108
Prudential Financial, Inc.
4.75%, 09/17/2015 ^	140	149
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 - 144A	80	90
XL Group PLC
6.50%, 12/29/2049 * Ž	20	18
Life Sciences Tools & Services - 0.0% ¥
Life Technologies Corp.
5.00%, 01/15/2021	15	15
Media - 1.1%
CBS Corp.
5.75%, 04/15/2020	30	32
8.88%, 05/15/2019	5	6
Comcast Corp.
5.88%, 02/15/2018 ^	99	109
6.45%, 03/15/2037	50	51
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	95	121
CSC Holdings LLC
8.63%, 02/15/2019	5	6

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Media (continued)
DIRECTV Holdings LLC
3.13%, 02/15/2016	$190	$188
DISH DBS Corp.
7.00%, 10/01/2013 ^	30	32
NBCUniversal Media LLC
4.38%, 04/01/2021 - 144A	177	170
5.15%, 04/30/2020 - 144A	105	108
News America, Inc.
4.50%, 02/15/2021 - 144A	75	73
6.15%, 02/15/2041 - 144A ^	90	89
6.40%, 12/15/2035	75	77
6.65%, 11/15/2037	10	10
Time Warner Cable, Inc.
5.88%, 11/15/2040 ^	55	52
Time Warner, Inc.
4.70%, 01/15/2021 ^	30	30
6.10%, 07/15/2040	20	20
Metals & Mining - 0.2%
Cliffs Natural Resources, Inc.
4.80%, 10/01/2020	15	15
4.88%, 04/01/2021	30	30
Novelis, Inc.
8.75%, 12/15/2020 - 144A ^	80	88
Steel Dynamics, Inc.
6.75%, 04/01/2015 ^	65	67
Multiline Retail - 0.0%
JC Penney Corp., Inc.
7.40%, 04/01/2037	20	19
Multi-Utilities - 0.1%
Dominion Resources, Inc. - Series D
8.88%, 01/15/2019	80	102
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	40	43
Chesapeake Energy Corp.
6.50%, 08/15/2017	25	27
7.25%, 12/15/2018 ^	5	6
Consol Energy, Inc.
8.25%, 04/01/2020	40	44
El Paso Corp.
7.80%, 08/01/2031 ^	86	95
El Paso Natural Gas Co.
8.38%, 06/15/2032	70	86
Kinder Morgan Energy Partners, LP
6.38%, 03/01/2041	13	13
Marathon Petroleum Corp.
6.50%, 03/01/2041 - 144A ^	132	133
MEG Energy Corp.
6.50%, 03/15/2021 - 144A ^	70	71
Nexen, Inc.
7.50%, 07/30/2039	135	153
OPTI Canada, Inc.
7.88%, 12/15/2014 ^	10	5
Pemex Project Funding Master Trust
6.63%, 06/15/2035	147	147
Petrobras International Finance Co.
5.75%, 01/20/2020	250	259
6.13%, 10/06/2016	50	55
Petrobras International Finance Co. - PifCo
3.88%, 01/27/2016	173	175
SandRidge Energy, Inc.
8.75%, 01/15/2020 ^	60	65
SemGroup, LP (Escrow Shares)
8.75%, 11/15/2049 Ә	25	♦
Shell International Finance BV
6.38%, 12/15/2038 ^	80	90
Valero Energy Corp.
6.13%, 02/01/2020 ^	30	32
Paper & Forest Products - 0.0%
International Paper Co.
5.30%, 04/01/2015	5	5
Pharmaceuticals - 0.1%
Wyeth
5.95%, 04/01/2037	110	118
Real Estate Management & Development - 0.3%
Realogy Corp.
7.88%, 02/15/2019 - 144A ^	67	66
11.50%, 04/15/2017 - 144A ^	230	238
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor S.A.
1.00%, 12/15/2049 Ә	1	♦
Software - 0.1%
First Data Corp.
7.38%, 06/15/2019 - 144A	65	66
12.63%, 01/15/2021 - 144A	75	81
Wireless Telecommunication Services - 0.1%
Crown Castle Towers LLC
6.11%, 01/15/2020 - 144A	100	108

Total Corporate Debt Securities (cost $15,430)		13,582

	Shares	Value

PREFERRED STOCKS - 0.0% ∞
U.S. Government Agency Obligation - 0.0% ∞
Fannie Mae 7.00% ▲	600	2
Fannie Mae 8.25% *	10,800	18
Freddie Mac 8.38% *	14,925	26

Total Preferred Stocks (cost $675)		46

COMMON STOCKS - 61.1%
Aerospace & Defense - 1.8%
General Dynamics Corp.	1,400	107
Goodrich Corp.	2,300	197
Honeywell International, Inc.	10,795	645
Huntington Ingalls Industries, Inc. ‡	183	8
L-3 Communications Holdings, Inc.	200	16
United Technologies Corp.	14,197	1,201
Airlines - 0.1%
Southwest Airlines Co. ^	9,600	121
Auto Components - 0.4%
Johnson Controls, Inc.	10,536	438
Automobiles - 0.2%
General Motors Co. ‡^	9,000	279

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Beverages - 1.7%
Coca-Cola Co.	21,981	$1,459
Coca-Cola Enterprises, Inc.	2,500	68
PepsiCo, Inc.	7,031	453
Biotechnology - 0.9%
Biogen Idec, Inc. ‡	6,544	480
Celgene Corp. ‡	7,240	417
Dendreon Corp. ‡ ^	2,000	75
Gilead Sciences, Inc. ‡	3,000	127
Capital Markets - 1.4%
Bank of New York Mellon Corp.	1,000	30
BlackRock, Inc. - Class A	700	141
Goldman Sachs Group, Inc.	5,460	865
Janus Capital Group, Inc. ^	1,100	14
Morgan Stanley	9,100	249
State Street Corp.	7,510	337
Chemicals - 1.6%
Air Products & Chemicals, Inc.	2,000	180
CF Industries Holdings, Inc.	1,090	149
Dow Chemical Co. ^	15,018	566
E.I. du Pont de Nemours & Co.	13,835	760
Georgia Gulf Corp. ‡ ^	3,420	127
PPG Industries, Inc.	890	85
Commercial Banks - 2.2%
Fifth Third Bancorp	16,400	228
PNC Financial Services Group, Inc.	3,000	189
Popular, Inc. ‡	14,700	43
U.S. Bancorp ^	17,400	460
Wells Fargo & Co.	54,012	1,711
Communications Equipment - 0.7%
Cisco Systems, Inc.	20,263	348
F5 Networks, Inc. ‡	700	72
Harris Corp. ^	700	35
Juniper Networks, Inc. ‡	3,100	130
Motorola Mobility Holdings, Inc. ‡	1,700	41
QUALCOMM, Inc.	2,685	147
Computers & Peripherals - 3.4%
Apple, Inc. ‡	7,516	2,619
EMC Corp. ‡	21,568	573
NetApp, Inc. ‡	6,400	308
SanDisk Corp. ‡ ^	7,300	336
Construction & Engineering - 0.3%
Fluor Corp. ^	4,300	317
Consumer Finance - 0.4%
American Express Co.	6,800	308
Capital One Financial Corp.	3,799	197
Containers & Packaging - 0.1%
Ball Corp.	3,000	108
Diversified Consumer Services - 0.1%
Apollo Group, Inc. - Class A ‡	1,600	67
ITT Educational Services, Inc. ‡	500	36
Diversified Financial Services - 2.6%
Bank of America Corp.	100,358	1,337
Citigroup, Inc. ‡	272,094	1,203
Invesco, Ltd.	13,500	345
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	25,697	786
Frontier Communications Corp. ^	17,200	141
Verizon Communications, Inc.	36,476	1,407
Electric Utilities - 0.8%
Nextera Energy, Inc. ^	9,220	509
Northeast Utilities ^	8,500	294
NV Energy, Inc.	7,000	104
Southern Co.	2,200	84
Electrical Equipment - 0.1%
Hubbell, Inc. - Class B	600	42
Thomas & Betts Corp. ‡	700	42
Electronic Equipment & Instruments - 0.3%
Corning, Inc.	17,100	353
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	6,010	441
Cameron International Corp. ‡ ^	2,800	160
Halliburton Co.	6,540	326
National Oilwell Varco, Inc.	2,500	198
Schlumberger, Ltd.	8,014	748
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	10,497	360
Kroger Co.	3,730	89
Safeway, Inc. ^	3,200	75
Wal-Mart Stores, Inc.	7,200	376
Food Products - 0.8%
Campbell Soup Co. ^	1,100	36
General Mills, Inc.	19,910	728
HJ Heinz Co. ^	2,000	98
Kraft Foods, Inc. - Class A	1,000	31
Gas Utilities - 0.3%
Oneok, Inc. ^	4,670	312
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	9,510	511
Covidien PLC ^	10,130	527
CR Bard, Inc.	2,870	285
Health Care Providers & Services - 1.4%
DaVita, Inc. ‡ ^	2,500	214
Humana, Inc. ‡	4,260	298
McKesson Corp. ^	3,940	311
UnitedHealth Group, Inc.	13,953	631
WellPoint, Inc.	2,349	164
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	9,003	345
McDonald’s Corp.	6,420	488
Royal Caribbean Cruises, Ltd. ‡	2,200	91
Yum! Brands, Inc. ^	2,800	144
Household Durables - 0.3%
D.R. Horton, Inc. ^	1,700	20
Lennar Corp. - Class A ^	11,380	206
NVR, Inc. ‡ ^	90	68
Whirlpool Corp. ^	890	76
Household Products - 1.7%
Colgate-Palmolive Co.	9,890	799
Procter & Gamble Co.	21,870	1,347
Independent Power Producers & Energy Traders - 0.2%
AES Corp. ‡	13,950	181
Industrial Conglomerates - 2.5%
3M Co. ^	10,630	994
General Electric Co.	60,866	1,219
Textron, Inc. ^	4,600	126

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Industrial Conglomerates (continued)
Tyco International, Ltd.	11,050	$495
Insurance - 1.9%
ACE, Ltd. ^	6,080	393
Aflac, Inc.	4,098	216
Berkshire Hathaway, Inc. - Class B ‡ ^	3,766	315
Everest RE Group, Ltd.	1,100	97
Hartford Financial Services Group, Inc. ^	2,500	67
Lincoln National Corp.	2,400	72
MetLife, Inc.	17,003	762
Prudential Financial, Inc.	5,493	338
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. ‡	3,713	669
Internet Software & Services - 0.6%
eBay, Inc. ‡	5,500	171
Google, Inc. - Class A ‡ ^	881	516
IT Services - 1.5%
Cognizant Technology Solutions Corp. - Class A ‡	5,090	414
International Business Machines Corp.	8,622	1,406
Leisure Equipment & Products - 0.1%
Mattel, Inc. ^	3,000	75
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. ‡	2,370	132
Machinery - 1.1%
Deere & Co. ^	2,500	242
Donaldson Co., Inc. ^	600	37
Dover Corp.	1,000	66
Joy Global, Inc.	1,000	99
Kennametal, Inc.	900	35
Manitowoc Co., Inc.	2,600	57
PACCAR, Inc.	11,141	583
Parker Hannifin Corp.	2,470	234
Media - 1.7%
CBS Corp. - Class B	23,770	596
DIRECTV - Class A ‡	3,065	143
Gannett Co., Inc. ^	4,300	65
Time Warner, Inc.	13,037	465
Walt Disney Co.	19,523	842
Metals & Mining - 0.8%
Alcoa, Inc. ^	23,730	419
Freeport-McMoRan Copper & Gold, Inc.	9,556	531
Multiline Retail - 0.8%
Kohl’s Corp.	1,720	91
Macy’s, Inc.	13,340	324
Nordstrom, Inc. ^	1,000	45
Target Corp.	9,980	499
Multi-Utilities - 0.7%
CMS Energy Corp.	14,800	291
PG&E Corp.	8,750	387
Sempra Energy	2,700	144
Xcel Energy, Inc.	2,100	50
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	2,060	169
Apache Corp. ^	3,598	471
Chevron Corp.	14,825	1,593
ConocoPhillips	100	8
Consol Energy, Inc. ^	3,280	176
Devon Energy Corp.	5,550	509
EOG Resources, Inc. ^	2,000	237
Exxon Mobil Corp.	31,460	2,647
Hess Corp.	400	34
Marathon Oil Corp.	5,500	293
Murphy Oil Corp.	1,800	132
Noble Energy, Inc. ^	1,500	145
Occidental Petroleum Corp.	5,925	619
SemGroup Corp. - Class A ‡	64	2
Valero Energy Corp.	3,300	98
Williams Cos., Inc.	9,600	299
Pharmaceuticals - 3.2%
Abbott Laboratories	19,282	945
Bristol-Myers Squibb Co.	3,740	99
Johnson & Johnson	8,148	483
Merck & Co., Inc.	32,712	1,079
Mylan, Inc. ‡ ^	8,880	201
Pfizer, Inc.	44,296	900
Watson Pharmaceuticals, Inc. ‡ ^	800	45
Real Estate Investment Trusts - 1.0%
AvalonBay Communities, Inc. ^	1,400	168
Dct Industrial Trust, Inc. ^	7,000	39
Digital Realty Trust, Inc. ^	4,140	241
Dupont Fabros Technology, Inc. ^	3,000	73
Essex Property Trust, Inc. ^	1,100	136
HCP, Inc.	4,900	186
Host Hotels & Resorts, Inc. ^	16,000	281
ProLogis	3,300	53
Road & Rail - 1.4%
CSX Corp.	6,800	534
Norfolk Southern Corp.	8,850	614
Union Pacific Corp.	5,230	514
Semiconductors & Semiconductor Equipment - 1.6%
Altera Corp.	1,800	79
Applied Materials, Inc. ^	28,750	449
Broadcom Corp. - Class A	10,400	410
LAM Research Corp. ‡	2,100	119
Novellus Systems, Inc. ‡ ^	3,200	119
NVIDIA Corp. ‡ ^	8,200	151
Texas Instruments, Inc.	6,500	225
Xilinx, Inc.	11,620	381
Software - 2.3%
Adobe Systems, Inc. ‡	9,956	330
Citrix Systems, Inc. ‡	1,000	73
Microsoft Corp.	61,116	1,550
Oracle Corp.	23,063	770
Specialty Retail - 1.6%
AutoZone, Inc. ‡ ^	1,500	411
Bed Bath & Beyond, Inc. ‡	1,500	72
GameStop Corp. - Class A ‡ ^	3,330	75
Gap, Inc.	6,300	143
Home Depot, Inc. ^	3,800	141
Limited Brands, Inc. ^	1,500	49

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail - (continued)
Lowe’s Cos., Inc.	21,460	$568
Staples, Inc.	4,030	78
TJX Cos., Inc.	5,350	266
Urban Outfitters, Inc. ‡	3,000	89
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	1,400	73
V.F. Corp.	1,200	118
Thrifts & Mortgage Finance - 0.0% ¥
People’s United Financial, Inc. ^	2,200	28
Tobacco - 0.5%
Philip Morris International, Inc.	9,300	610
Water Utilities - 0.0% ¥
American Water Works Co., Inc.	1,200	34
Wireless Telecommunication Services - 0.4%
MetroPCS Communications, Inc. ‡	1,500	24
Sprint Nextel Corp. ‡ ^	89,666	416

Total Common Stocks (cost $64,361)		71,794

WARRANT - 0.0% ¥
Oil, Gas & Consumable Fuels - 0.0% ¥
SemGroup Corp. ‡
Expiration: 11/30/2014
Exercise Price: $25.00	68	1
Total Warrant (cost $♦)

	Notional
	Amount	Value

PURCHASED OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
10-Year U.S. Treasury Note Future	$14	11
Call Strike $120.00
Expires 05/20/2011
10-Year U.S. Treasury Note Future	1	♦
Call Strike $119.50
Expires 04/01/2011
Put Options 0.0% ¥
Eurodollar, Mid-Curve 1-Year Future	70	18
Put Strike $98.25
Expires 09/16/2011
10-Year U.S. Treasury Note Future	1	1
Put Strike $119.50
Expires 04/01/2011

Total Purchased Options (cost $38)		30

	Shares	Value

SECURITIES LENDING COLLATERAL - 12.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	14,538,974	$14,539
Total Securities Lending Collateral (cost $14,539)

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $1,382 on 04/01/2011. Collateralized by U.S. Government Obligations, 3.13%, due 04/30/2017, with a total value of $1,417.	$1,382	1,382
Total Repurchase Agreement (cost $1,382)

Total Investment Securities (cost $137,436) #		141,119
Other Assets and Liabilities - Net		(23,395)

Net Assets		$117,724

SECURITIES SOLD SHORT - (7.3%)
Fannie Mae, TBA
3.50%	(1,100)	(1,103)
4.00%	(1,600)	(1,574)
5.50%	(1,300)	(1,386)
Freddie Mac, TBA
4.50%	(1,400)	(1,418)
5.00%	(3,000)	(3,124)

Total Securities Sold Short (proceeds $8,613)		(8,605)

	Notional
	Amount	Value

WRITTEN-OPTIONS - 0.0% ¥
Call Options - 0.0% ¥
10-Year U.S. Treasury Note Future	$(14)	(7)
Call Strike $121.00
Expires 05/20/2011
10-Year U.S. Treasury Note Future	(14)	(4)
Call Strike $122.00
Expires 05/20/2011
Put Options - 0.0% ¥
Eurodollar, Mid-Curve 1-Year Future	(70)	(9)
Put Strike $97.75
Expires 09/16/2011

Total Written Options (Premiums: $31)		(20)

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
FUTURES CONTRACTS: ε

				Net Unrealized
				Appreciation
Description	Type	Contracts ┌	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Short	(9)	06/21/2011	$(1)
2-Year U.S. Treasury Note	Short	(51)	06/30/2011	11
30-Year U.S. Treasury Bond	Long	11	06/21/2011	(7)
5-Year U.S. Treasury Note	Long	25	06/30/2011	(2)
90-Day Euro	Long	18	12/19/2011	18
German Euro Schatz	Long	21	06/08/2011	(7)
S&P 500 E-Mini Index	Long	4	06/17/2011	5

				$17

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2011.

^	All or a portion of this security is on loan. The value of all securities on loan is $13,565.

Ž	The security has a perpetual maturity. The date shown is the next call date.

§	Illiquid. At 03/31/2011, illiquid investment securities aggregated to less than $1, or less than 0.01%, of the portfolio’s net assets.

Џ	In default.

Ә	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $0, or 0.00% of the portfolio’s net assets.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock

∞	Percentage rounds to less than 0.1%.

‡	Non-income producing security.

g	A portion of this security in the amount of $85 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

ε	Cash in the amount of $75 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

♦	Value is less than $1 or zero.

▲	Rate shown reflects the yield at 03/31/2011.

┌	Contract amounts are not in thousands.

#	Aggregate cost for federal income tax purposes is $137,436. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,873 and $5,190, respectively. Net unrealized appreciation for tax purposes is $3,683.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $7,684, or 6.53%, of the portfolio’s net assets.

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced
VALUATION SUMMARY: Э

		Level 2-
		Other	Level 3-
	Level 1-	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Asset-Backed Securities	$—	$2,689	$—	$2,689
Common Stocks	70,289	1,505	—	71,794
Corporate Debt Securities	—	13,582	♦	13,582
Foreign Government Obligations	—	384	—	384
Mortgage-Backed Securities	—	7,183	—	7,183
Municipal Government Obligations	—	765	—	765
Preferred Corporate Debt Securities	—	356	—	356
Preferred Stocks	46	—	—	46
Purchased Options	30	—	—	30
Repurchase Agreement	—	1,382	—	1,382
Securities Lending Collateral	14,539	—	—	14,539
U.S. Government Agency Obligations	—	26,920	—	26,920
U.S. Government Obligations	—	1,448	—	1,448
Warrants	1	—	—	1
Total	$84,905	$56,214	$ ♦	$141,119

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Balanced Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): Э

Level 2-
		Other	Level 3-
	Level 1-	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	03/31/2011
U.S. Government Agency Obligations	$—	$(8,605)	$—	$(8,605)

Level 2-
		Other	Level 3-
	Level 1-	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	03/31/2011
Written Options	$—	$(20)	$—	$(20)

		Level 2-
		Other	Level 3-
	Level 1-	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	03/31/2011
Futures Contracts — Appreciation	$34	$—	$—	$34
Futures Contracts — Depreciation	(17)	—	—	(17)
Total	$17	$—	$—	$17
Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized		Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	Transfers	out of Level	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)	into Level 3	3	03/31/2011	03/31/2011
Corporate Debt Securities	$ ♦	$—	$—	$—	$—	$—	$—	$—	$ ♦	$—

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Large Value Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.6%
Aerospace & Defense - 3.2%
General Dynamics Corp. ^	72,700	$5,566
Huntington Ingalls Industries, Inc. ‡	33,333	1,383
Lockheed Martin Corp. ^	80,500	6,472
Northrop Grumman Corp. ^	200,000	12,543
Raytheon Co. ^	138,100	7,026
Biotechnology - 1.0%
Biogen Idec, Inc. ‡^	141,600	10,392
Capital Markets - 3.9%
Ameriprise Financial, Inc. ^	191,400	11,691
Franklin Resources, Inc. ^	84,100	10,519
Goldman Sachs Group, Inc. ^	68,700	10,887
T. Rowe Price Group, Inc. ^	92,600	6,150
Chemicals - 1.5%
Cabot Corp. ^	219,300	10,152
Huntsman Corp. ^	243,100	4,225
Commercial Banks - 7.1%
Fifth Third Bancorp ^	694,900	9,645
Huntington Bancshares, Inc. ^	978,400	6,497
KeyCorp ^	1,056,300	9,380
PNC Financial Services Group, Inc. ^	158,800	10,003
U.S. Bancorp ^	145,900	3,856
Wells Fargo & Co. ^	1,069,900	33,915
Communications Equipment - 0.9%
Research In Motion, Ltd. ‡^	168,400	9,526
Construction & Engineering - 1.1%
KBR, Inc. ^	297,600	11,240
Consumer Finance - 1.9%
Capital One Financial Corp. ^	252,700	13,130
Discover Financial Services	265,900	6,414
Diversified Consumer Services - 0.7%
Apollo Group, Inc. — Class A ‡	161,600	6,740
Diversified Financial Services - 5.5%
Bank of America Corp. ^	580,200	7,734
Citigroup, Inc. ‡^	1,415,100	6,255
JPMorgan Chase & Co. ^	823,700	37,973
NASDAQ OMX Group ‡^	142,000	3,669
Diversified Telecommunication Services - 4.7%
AT&T, Inc. ^	747,700	22,880
Verizon Communications, Inc. ^	636,700	24,538
Electric Utilities - 4.3%
Edison International ^	309,000	11,306
Entergy Corp. ^	143,000	9,611
Exelon Corp. ^	198,900	8,203
Great Plains Energy, Inc. ^	199,300	3,990
NV Energy, Inc. ^	667,200	9,935
Electronic Equipment & Instruments - 0.7%
Ingram Micro, Inc. - Class A ‡^	339,100	7,131
Energy Equipment & Services - 0.5%
Patterson-UTI Energy, Inc.	158,900	4,670
Food & Staples Retailing - 4.4%
CVS Caremark Corp. ^	230,200	7,900
Kroger Co. ^	533,400	12,786
Safeway, Inc. ^	481,900	11,344
Walgreen Co. ^	235,000	9,433
Wal-Mart Stores, Inc. ^	81,700	4,252
Food Products - 0.5%
Tyson Foods, Inc. - Class A ^	254,500	4,884
Health Care Providers & Services - 7.3%
Aetna, Inc. ^	355,400	13,303
AmerisourceBergen Corp. - Class A ^	143,100	5,661
Cardinal Health, Inc. ^	273,100	11,233
Health Net, Inc. ‡^	305,800	10,000
Humana, Inc. ‡	134,300	9,393
UnitedHealth Group, Inc. ^	416,800	18,839
WellPoint, Inc. ^	70,400	4,913
Household Products - 2.4%
Procter & Gamble Co. ^	390,600	24,061
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc. ^	148,500	4,622
NRG Energy, Inc. ‡^	166,000	3,576
Industrial Conglomerates - 1.3%
General Electric Co.	684,800	13,730
Insurance - 6.3%
ACE, Ltd. ^	65,800	4,257
Aflac, Inc. ^	73,800	3,895
Allied World Assurance Co. Holdings, Ltd. ^	86,200	5,404
Assurant, Inc. ^	189,500	7,298
Axis Capital Holdings, Ltd. ^	49,600	1,732
Chubb Corp. ^	208,800	12,801
Endurance Specialty Holdings, Ltd. ^	131,500	6,420
Torchmark Corp. ^	70,100	4,660
Travelers Cos., Inc. ^	248,800	14,798
Validus Holdings, Ltd. ^	119,400	3,980
IT Services - 0.8%
Fidelity National Information Services, Inc.	124,700	4,076
International Business Machines Corp. ^	25,000	4,077
Machinery - 1.3%
Gardner Denver, Inc. ^	79,900	6,235
Oshkosh Corp. ‡^	189,500	6,704
Media - 4.3%
CBS Corp. - Class B ^	234,400	5,869
Comcast Corp. - Class A ^	355,800	8,795
DIRECTV - Class A ‡^	221,400	10,362
McGraw-Hill Cos., Inc. ^	111,200	4,381
Time Warner, Inc. ^	402,700	14,377
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. ^	127,900	7,105
Teck Resources, Ltd. - Class B	64,600	3,425
Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc. ^	366,200	11,539
Oil, Gas & Consumable Fuels - 13.6%
Chevron Corp. ^	400,200	42,992
ConocoPhillips ^	286,600	22,888
Exxon Mobil Corp. ^	118,700	9,986
Hess Corp. ^	166,400	14,179
Holly Corp.	81,000	4,922
Marathon Oil Corp. ^	270,000	14,394
Murphy Oil Corp. ^	160,700	11,799
Tesoro Corp. ‡^	170,800	4,583
Valero Energy Corp. ^	427,300	12,742
Paper & Forest Products - 0.4%
Domtar Corp.	47,400	4,350
Personal Products - 0.9%
Herbalife, Ltd. ^	107,000	8,706
Pharmaceuticals - 4.6%
Forest Laboratories, Inc. ‡^	314,500	10,158
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Large Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson ^	130,200	$7,714
Merck & Co., Inc.	210,700	6,955
Pfizer, Inc. ^	1,098,000	22,301
Real Estate Management & Development - 1.0%
Jones Lang Lasalle, Inc.	97,400	9,715
Road & Rail - 1.9%
CSX Corp. ^	71,300	5,604
Ryder System, Inc. ^	172,800	8,743
Union Pacific Corp. ^	49,400	4,858
Semiconductors & Semiconductor Equipment - 0.9%
Texas Instruments, Inc. ^	272,300	9,411
Software - 2.0%
Microsoft Corp. ^	792,100	20,088
Specialty Retail - 2.2%
AutoZone, Inc. ‡^	32,800	8,973
Gap, Inc. ^	269,900	6,116
TJX Cos., Inc. ^	148,400	7,380
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc. ^	162,600	8,462
Polo Ralph Lauren Corp. - Class A ^	32,100	3,969
Tobacco - 0.8%
Philip Morris International, Inc.	130,800	8,584
Wireless Telecommunication Services - 0.6%
MetroPCS Communications, Inc. ‡^	383,400	6,226

Total Common Stocks (cost $835,913)		1,004,165

SECURITIES LENDING COLLATERAL - 22.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	233,344,918	233,345
Total Securities Lending Collateral (cost $233,345)

	Principal	Value

REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $13,856 on 04/01/2011. Collateralized by a U.S. Government Obligation, 3.13%, due 04/30/2017, with a value of $14,138.	$13,856	13,856
Total Repurchase Agreement (cost $13,856)

Total Investment Securities (cost $1,083,114) #		1,251,366
Other Assets and Liabilities — Net		(233,159)

Net Assets		$1,018,207

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $228,083.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $1,083,114. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $183,828 and $15,576, respectively. Net unrealized appreciation for tax purposes is $168,252.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Common Stocks	$994,504	$9,661	$—	$1,004,165
Repurchase Agreement	—	13,856	—	13,856
Securities Lending Collateral	233,345	—	—	233,345
Total	$1,227,849	$23,517	$—	$1,251,366

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Large Core Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.0%
Aerospace & Defense - 3.4%
General Dynamics Corp.	14,200	$1,087
Huntington Ingalls Industries, Inc. ‡	6,983	290
Lockheed Martin Corp. ^	38,300	3,079
Northrop Grumman Corp. ^	41,900	2,628
Raytheon Co. ^	39,200	1,994
Automobiles - 0.8%
Ford Motor Co. ‡ ^	64,500	962
Harley-Davidson, Inc. ^	25,900	1,100
Beverages - 0.4%
Coca-Cola Co.	16,600	1,101
Biotechnology - 1.9%
Biogen Idec, Inc. ‡	40,300	2,957
Gilead Sciences, Inc. ‡	47,800	2,029
Capital Markets - 2.4%
Ameriprise Financial, Inc.	45,800	2,797
Franklin Resources, Inc. ^	11,000	1,376
Goldman Sachs Group, Inc.	6,300	998
T. Rowe Price Group, Inc. ^	18,500	1,229
Chemicals - 1.4%
Agrium, Inc.	19,300	1,781
Lubrizol Corp. ^	14,000	1,875
Commercial Banks - 4.8%
Fifth Third Bancorp	171,900	2,386
Huntington Bancshares, Inc.	152,800	1,015
KeyCorp ^	271,500	2,411
PNC Financial Services Group, Inc.	17,100	1,077
Wells Fargo & Co.	180,400	5,718
Communications Equipment - 1.3%
QUALCOMM, Inc.	18,200	998
Research In Motion, Ltd. ‡ ^	42,000	2,376
Computers & Peripherals - 2.5%
Apple, Inc. ‡	18,500	6,446
Consumer Finance - 1.8%
Capital One Financial Corp.	65,600	3,408
Discover Financial Services ^	54,500	1,315
Diversified Financial Services - 3.0%
Citigroup, Inc. ‡	213,000	941
JPMorgan Chase & Co.	148,700	6,856
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	107,800	3,299
Verizon Communications, Inc.	135,800	5,233
Electric Utilities - 2.0%
Edison International	76,500	2,799
Entergy Corp.	15,600	1,048
Exelon Corp.	36,800	1,518
Electronic Equipment & Instruments - 0.4%
Flextronics International, Ltd. ‡ ^	129,600	968
Food & Staples Retailing - 5.3%
CVS Caremark Corp.	64,400	2,210
Kroger Co.	123,300	2,956
Safeway, Inc. ^	104,900	2,469
Walgreen Co.	85,000	3,413
Wal-Mart Stores, Inc.	52,300	2,722
Health Care Providers & Services - 7.4%
Aetna, Inc.	83,800	3,137
AmerisourceBergen Corp. - Class A	65,100	2,575
Cardinal Health, Inc.	70,900	2,916
CIGNA Corp.	41,100	1,820
Humana, Inc. ‡	45,300	3,168
UnitedHealth Group, Inc.	87,900	3,973
WellPoint, Inc.	25,700	1,794
Household Products - 2.2%
Procter & Gamble Co.	95,100	5,858
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	33,600	1,046
Industrial Conglomerates - 1.6%
General Electric Co.	212,400	4,259
Insurance - 3.1%
ACE, Ltd. ^	32,500	2,103
Aflac, Inc.	22,100	1,166
Chubb Corp. ^	30,800	1,888
Travelers Cos., Inc.	51,000	3,034
IT Services - 4.5%
Fidelity National Information Services, Inc. ^	32,600	1,066
Fiserv, Inc. ‡	22,200	1,392
International Business Machines Corp.	44,700	7,289
Visa, Inc. - Class A ^	27,500	2,025
Machinery - 2.2%
Caterpillar, Inc. ^	18,600	2,071
Dover Corp.	15,900	1,045
Parker Hannifin Corp.	27,700	2,623
Media - 5.5%
CBS Corp. - Class B ^	43,300	1,084
Comcast Corp. - Class A	61,500	1,520
DIRECTV - Class A ‡	73,600	3,445
McGraw-Hill Cos., Inc. ^	69,400	2,734
Time Warner, Inc. ^	93,600	3,342
Time Warner Cable, Inc.	17,300	1,234
Viacom, Inc. - Class B	23,700	1,103
Metals & Mining - 2.0%
Freeport-McMoRan Copper & Gold, Inc.	46,400	2,578
Southern Copper Corp. ^	33,900	1,365
Teck Resources, Ltd. - Class B	27,500	1,458
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	40,500	1,276
Oil, Gas & Consumable Fuels - 13.7%
Chevron Corp.	70,300	7,552
ConocoPhillips	67,800	5,415
Exxon Mobil Corp.	122,800	10,331
Hess Corp. ^	40,400	3,442
Marathon Oil Corp.	68,500	3,652
Murphy Oil Corp.	36,400	2,672
Valero Energy Corp.	96,500	2,878
Personal Products - 0.4%
Estee Lauder Cos., Inc. - Class A ^	11,000	1,060
Pharmaceuticals - 2.2%
Forest Laboratories, Inc. ‡	76,200	2,461
Pfizer, Inc.	160,800	3,266
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Large Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Road & Rail - 2.0%
CSX Corp.	20,600	$1,619
Ryder System, Inc.	27,600	1,397
Union Pacific Corp.	22,000	2,163
Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials, Inc. ^	169,700	2,651
Intel Corp.	48,100	970
LSI Corp. ‡ ^	261,200	1,776
Texas Instruments, Inc.	108,500	3,750
Software - 5.4%
CA, Inc. ^	103,800	2,510
Microsoft Corp.	269,700	6,840
Oracle Corp. ^	61,800	2,062
Symantec Corp. ‡ ^	148,000	2,744
Specialty Retail - 3.1%
AutoZone, Inc. ‡ ^	10,300	2,817
Gap, Inc. ^	112,800	2,556
TJX Cos., Inc.	53,700	2,671
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc.	51,500	2,680
Polo Ralph Lauren Corp. - Class A ^	19,600	2,424
Tobacco - 1.3%
Philip Morris International, Inc.	54,000	3,544
Trading Companies & Distributors - 0.5%
WW Grainger, Inc. ^	9,000	1,239

Total Common Stocks (cost $214,530)		257,394

SECURITIES LENDING COLLATERAL - 11.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	30,915,453	30,915
Total Securities Lending Collateral (cost $30,915)

	Principal	Value

REPURCHASE AGREEMENT - 1.7%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $4,535 on 04/01/2011. Collateralized by a U.S. Government Obligation, 1.00%, due 04/30/2012, with a value of $4,626.	$4,535	4,535
Total Repurchase Agreement (cost $4,535)
Total Investment Securities (cost $249,980) #		292,844
Other Assets and Liabilities — Net		(30,285)

Net Assets		$262,559

NOTES TO SCHEDULE OF INVESTMENTS:
‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $30,206.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $249,980. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,760 and $1,896, respectively. Net unrealized appreciation for tax purposes is $42,864.
VALUATION SUMMARY: Э

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Common Stocks	$254,323	$3,071	$—	$257,394
Repurchase Agreement	—	4,535	—	4,535
Securities Lending Collateral	30,915	—	—	30,915
Total	$285,238	$7,606	$—	$292,844

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.4%
Aerospace & Defense - 3.4%
Boeing Co. ^	155,931	$11,527
Honeywell International, Inc. ^	141,847	8,470
Precision Castparts Corp. ^	77,014	11,335
United Technologies Corp. ^	108,229	9,162
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc. ^	31,342	2,323
Expeditors International of Washington, Inc. ^	55,397	2,778
United Parcel Service, Inc. - Class B ^	76,011	5,649
Auto Components - 0.5%
BorgWarner, Inc. ‡ ^	72,798	5,801
Automobiles - 1.0%
Bayerische Motoren Werke AG ADR	220,549	6,143
Ford Motor Co. ‡ ^	399,757	5,960
Beverages - 0.0%∞
Anheuser-Busch InBev NV ADR ^	10,301	589
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. ‡ ^	6,177	610
Amgen, Inc. ‡	118,499	6,334
Celgene Corp. ‡ ^	158,303	9,106
Vertex Pharmaceuticals, Inc. ‡ ^	85,742	4,110
Capital Markets - 1.9%
Charles Schwab Corp. ^	366,175	6,602
Goldman Sachs Group, Inc.	91,683	14,529
Chemicals - 1.8%
E.I. du Pont de Nemours & Co. ^	155,784	8,563
Monsanto Co. ^	168,134	12,150
Communications Equipment - 4.5%
Alcatel-Lucent ADR ‡ ^	249,074	1,447
Cisco Systems, Inc. ^	1,305,553	22,390
Emulex Corp. ‡ ^	305,782	3,263
Juniper Networks, Inc. ‡ ^	341,941	14,389
QUALCOMM, Inc.	163,512	8,965
Riverbed Technology, Inc. ‡ ^	58,277	2,194
Computers & Peripherals - 9.7%
Apple, Inc. ‡ ^	153,130	53,358
Dell, Inc. ‡ ^	367,784	5,337
EMC Corp. ‡ ^	1,077,482	28,607
NetApp, Inc. ‡ ^	364,411	17,557
QLogic Corp. ‡ ^	584,797	10,848
Consumer Finance - 1.1%
American Express Co.	292,158	13,206
Diversified Consumer Services - 0.8%
Apollo Group, Inc. - Class A ‡	80,475	3,357
ITT Educational Services, Inc. ‡ ^	86,015	6,206
Electrical Equipment - 0.5%
Emerson Electric Co. ^	104,156	6,086
Energy Equipment & Services - 3.4%
Baker Hughes, Inc. ^	44,669	3,280
Cameron International Corp. ‡ ^	100,721	5,751
Diamond Offshore Drilling, Inc. ^	63,521	4,936
Oceaneering International, Inc. ‡ ^	35,687	3,192
Schlumberger, Ltd.	244,734	22,824
Food & Staples Retailing - 1.7%
Costco Wholesale Corp. ^	116,056	8,509
Whole Foods Market, Inc. ^	157,708	10,393
Food Products - 0.5%
Mead Johnson Nutrition Co. - Class A ^	98,780	5,722
Health Care Equipment & Supplies - 1.0%
Hologic, Inc. ‡ ^	218,360	4,848
Intuitive Surgical, Inc. ‡ ^	8,195	2,733
Stryker Corp. ^	72,734	4,422
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp. - Class A ^	108,810	4,305
Cardinal Health, Inc.	137,775	5,667
Express Scripts, Inc. ‡ ^	272,277	15,140
Laboratory Corp. of America Holdings ‡ ^	53,734	4,951
UnitedHealth Group, Inc.	241,371	10,910
Hotels, Restaurants & Leisure - 2.4%
Chipotle Mexican Grill, Inc. - Class A ‡ ^	18,233	4,966
Ctrip.com International, Ltd. ADR ‡	24,806	1,029
Las Vegas Sands Corp. ‡ ^	29,991	1,266
Marriott International, Inc. - Class A ^	207,047	7,367
Starbucks Corp. ^	381,944	14,113
Industrial Conglomerates - 1.0%
General Electric Co.	563,183	11,292
Insurance - 0.2%
Lincoln National Corp. ^	93,920	2,821
Internet & Catalog Retail - 2.7%
Amazon.com, Inc. ‡ ^	141,011	25,400
priceline.com, Inc. ‡ ^	12,082	6,119
Internet Software & Services - 4.4%
Baidu, Inc. ADR ‡ ^	85,231	11,746
eBay, Inc. ‡	88,133	2,736
Google, Inc. - Class A ‡ ^	44,890	26,315
IAC/InterActiveCorp ‡ ^	149,760	4,626
Mail.ru Group, Ltd. - 144A GDR ‡ ә	75,303	2,255
Tencent Holdings, Ltd.	182,612	4,451
IT Services - 5.9%
Cognizant Technology Solutions Corp. - Class A ‡ ^	124,399	10,126
International Business Machines Corp. ^	290,978	47,450
Mastercard, Inc. - Class A ^	49,358	12,424
Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc. ‡ ^	184,577	8,265
Bruker Corp. ‡ ^	81,523	1,700
Illumina, Inc. ‡ ^	101,966	7,145
Waters Corp. ‡ ^	95,139	8,267
Machinery - 5.4%
Caterpillar, Inc. ^	148,817	16,570
Cummins, Inc. ^	35,102	3,848
Deere & Co. ^	86,378	8,369
Dover Corp. ^	85,773	5,639
Illinois Tool Works, Inc. ^	94,624	5,083
Ingersoll-Rand PLC ^	178,020	8,600
Joy Global, Inc.	55,053	5,440
Parker Hannifin Corp. ^	99,470	9,418
Media - 2.4%
News Corp. - Class A ^	268,935	4,722
Omnicom Group, Inc. ^	203,198	9,969
Walt Disney Co. ^	314,886	13,569
Metals & Mining - 1.5%
Cliffs Natural Resources, Inc. ^	46,720	4,592
Nucor Corp. ^	111,066	5,111
Rio Tinto PLC ADR ^	54,233	3,857
Teck Resources, Ltd. - Class B	86,685	4,596
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	77,387	$6,340
BP PLC ADR ^	84,443	3,727
Canadian Natural Resources, Ltd.	112,344	5,553
Exxon Mobil Corp.	120,101	10,104
Occidental Petroleum Corp. ^	191,864	20,047
Valero Energy Corp. ^	333,196	9,936
Walter Energy, Inc. ^	12,506	1,694
Personal Products - 0.6%
Estee Lauder Cos., Inc. - Class A ^	76,006	7,324
Pharmaceuticals - 3.0%
Allergan, Inc. ^	107,022	7,601
Novo Nordisk A/S ADR	47,230	5,915
Pfizer, Inc.	321,201	6,524
Shire PLC ADR ^	105,505	9,189
Teva Pharmaceutical Industries, Ltd. ADR	112,902	5,664
Road & Rail - 0.5%
Union Pacific Corp.	63,648	6,259
Semiconductors & Semiconductor Equipment - 5.7%
Altera Corp. ^	636,425	28,016
Analog Devices, Inc. ^	188,051	7,405
Atmel Corp. ‡ ^	233,203	3,179
Avago Technologies, Ltd. ^	99,487	3,094
Broadcom Corp. - Class A ‡ ^	178,478	7,028
Intersil Corp. - Class A ^	499,092	6,214
Memc Electronic Materials, Inc. ‡ ^	180,540	2,340
Xilinx, Inc. ^	287,017	9,414
Software - 8.9%
Adobe Systems, Inc. ‡ ^	149,775	4,967
Autodesk, Inc. ‡ ^	114,837	5,065
BMC Software, Inc. ‡ ^	88,359	4,395
Check Point Software Technologies, Ltd. ‡ ^	103,775	5,298
Citrix Systems, Inc. ‡ ^	72,666	5,338
Longtop Financial Technologies, Ltd. ADR ‡ ^	19,756	621
Microsoft Corp.	686,202	17,402
Oracle Corp. ^	1,044,329	34,850
Red Hat, Inc. ‡ ^	181,920	8,257
Salesforce.com, Inc. ‡ ^	79,361	10,601
VMware, Inc. - Class A ‡ ^	107,903	8,798
Specialty Retail - 3.1%
Advance Auto Parts, Inc. ^	61,028	4,005
Bed Bath & Beyond, Inc. ‡ ^	114,933	5,548
Buckle, Inc. ^	26,551	1,073
Home Depot, Inc. ^	138,449	5,131
Ross Stores, Inc. ^	73,458	5,224
Sherwin-Williams Co. ^	44,567	3,743
Tiffany & Co. ^	98,742	6,067
TJX Cos., Inc.	79,269	3,942
Urban Outfitters, Inc. ‡ ^	78,560	2,343
Textiles, Apparel & Luxury Goods - 3.7%
Burberry Group PLC	181,165	3,412
Coach, Inc.	219,057	11,399
Fossil, Inc. ‡ ^	4,098	384
Lululemon Athletica, Inc. ‡ ^	35,602	3,170
LVMH Moet Hennessy Louis Vuitton SA	21,149	3,348
Nike, Inc. - Class B ^	129,600	9,811
Polo Ralph Lauren Corp. - Class A ^	90,504	11,191
Wireless Telecommunication Services - 1.1%
American Tower Corp. - Class A ‡	152,263	7,890
Vodafone Group PLC ADR ^	163,238	4,693

Total Common Stocks (cost $947,158)		1,148,329

SECURITIES LENDING COLLATERAL - 24.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	287,826,531	287,827
Total Securities Lending Collateral (cost $287,827)

	Principal	Value

REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $26,022 on 04/01/2011. Collateralized by U.S. Government Obligations, 2.25% - 3.13%, due 03/31/2016 - 04/30/2017, with a total value of $26,545.	$26,022	26,022
Total Repurchase Agreement (cost $26,022)

Total Investment Securities (cost $1,261,007) #		1,462,178
Other Assets and Liabilities — Net		(282,661)

Net Assets		$1,179,517

NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $281,322.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $2,255, or 0.19% of the portfolio’s net assets.

♦	Value is less than $1.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $1,261,007. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $217,320 and $16,149, respectively. Net unrealized appreciation for tax purposes is $201,171.
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Large Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $2,255, or 0.19%, of the portfolio’s net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Common Stocks	$1,081,098	$67,231	$—	$1,148,329
Repurchase Agreement	—	26,022	—	26,022
Securities Lending Collateral	287,827	—	—	287,827
Total	$1,368,925	$93,253	$—	$1,462,178

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Mid Value Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.8%
Aerospace & Defense - 0.7%
Alliant Techsystems, Inc.	51,000	$3,604
L-3 Communications Holdings, Inc.	39,200	3,070
Auto Components - 0.7%
Visteon Corp. ‡ ^	110,400	6,899
Beverages - 2.1%
Brown-Forman Corp. - Class B	42,600	2,910
Coca-Cola Enterprises, Inc.	270,100	7,373
Dr. Pepper Snapple Group, Inc.	64,200	2,386
Molson Coors Brewing Co. - Class B	142,100	6,663
Capital Markets - 2.4%
Ameriprise Financial, Inc.	255,800	15,624
Northern Trust Corp.	43,400	2,203
T. Rowe Price Group, Inc.	61,500	4,085
Chemicals - 4.3%
Air Products & Chemicals, Inc.	87,400	7,881
Airgas, Inc.	116,300	7,725
Albemarle Corp.	96,600	5,774
Ashland, Inc.	123,100	7,110
FMC Corp.	27,400	2,327
PPG Industries, Inc.	56,200	5,351
Sigma-Aldrich Corp. ^	69,700	4,436
Commercial Banks - 5.3%
BancorpSouth, Inc. ^	42,600	658
BB&T Corp.	72,600	1,993
City National Corp.	54,200	3,092
Comerica, Inc. ^	203,300	7,465
Cullen/Frost Bankers, Inc. ^	46,300	2,733
Fifth Third Bancorp	960,200	13,327
Huntington Bancshares, Inc.	198,900	1,321
M&T Bank Corp.	64,200	5,680
SunTrust Banks, Inc.	366,700	10,576
Zions Bancorporation ^	103,600	2,389
Commercial Services & Supplies - 3.3%
Avery Dennison Corp.	262,500	11,015
Republic Services, Inc. - Class A	625,400	18,786
Communications Equipment - 1.5%
Motorola Solutions, Inc. ‡	318,800	14,247
Containers & Packaging - 1.7%
Ball Corp.	193,400	6,933
Crown Holdings, Inc. ‡	127,200	4,907
Rock-Tenn Co. - Class A ^	56,000	3,884
Distributors - 0.5%
Genuine Parts Co.	81,100	4,350
Diversified Financial Services - 0.8%
Invesco, Ltd.	123,300	3,152
NYSE Euronext	124,180	4,367
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc. ^	111,900	4,649
Electric Utilities - 2.8%
Edison International	222,900	8,157
Northeast Utilities	64,000	2,214
PPL Corp.	186,100	4,708
Westar Energy, Inc. ^	208,300	5,503
Wisconsin Energy Corp.	179,800	5,484
Electrical Equipment - 1.6%
AMETEK, Inc.	81,300	3,567
Cooper Industries PLC - Class A	61,400	3,985
Regal Beloit Corp.	36,700	2,710
Roper Industries, Inc. ^	53,600	4,633
Electronic Equipment & Instruments - 2.8%
Amphenol Corp. - Class A	74,500	4,052
Arrow Electronics, Inc. ‡	105,500	4,418
TE Connectivity, Ltd.	491,700	17,121
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	111,900	8,217
Cameron International Corp. ‡	154,000	8,794
Weatherford International, Ltd. ‡	328,200	7,417
Food & Staples Retailing - 1.1%
Kroger Co.	201,000	4,818
Safeway, Inc. ^	243,600	5,734
Food Products - 1.8%
JM Smucker Co.	83,400	5,954
Mead Johnson Nutrition Co. - Class A	98,800	5,723
Ralcorp Holdings, Inc. ‡	71,500	4,893
Gas Utilities - 2.5%
Energen Corp.	157,221	9,924
EQT Corp.	118,100	5,893
Oneok, Inc.	108,200	7,236
Health Care Equipment & Supplies - 6.7%
Becton, Dickinson and Co.	61,900	4,928
CareFusion Corp. ‡	250,300	7,058
CR Bard, Inc.	59,750	5,934
Hospira, Inc. ‡	211,000	11,647
St. Jude Medical, Inc.	293,200	15,030
Stryker Corp.	143,500	8,725
Zimmer Holdings, Inc. ‡	147,300	8,916
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp. - Class A	98,400	3,893
CIGNA Corp.	160,100	7,089
Community Health Systems, Inc. ‡	48,200	1,928
Coventry Health Care, Inc. ‡	102,900	3,281
HCA Holdings, Inc. ‡	77,800	2,635
Humana, Inc. ‡	60,080	4,202
Lincare Holdings, Inc. ^	240,450	7,132
VCA Antech, Inc. ‡ ^	80,900	2,037
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	75,899	3,730
Intercontinental Hotels Group PLC ADR ^	174,100	3,609
Marriott International, Inc. - Class A ^	92,566	3,293
Royal Caribbean Cruises, Ltd. ‡	63,940	2,638
Yum! Brands, Inc.	66,600	3,422
Household Durables - 4.0%
Fortune Brands, Inc.	125,300	7,755
Jarden Corp.	70,100	2,493
Newell Rubbermaid, Inc.	427,400	8,176
Snap-On, Inc.	85,306	5,123
Stanley Black & Decker, Inc.	182,000	13,942
Household Products - 0.3%
Energizer Holdings, Inc. ‡	43,300	3,081
Industrial Conglomerates - 2.5%
Carlisle Cos., Inc.	100,800	4,491
Tyco International, Ltd.	417,700	18,700

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Mid Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Insurance - 6.8%
AON Corp.	78,400	$4,152
Arch Capital Group, Ltd. ‡	31,000	3,075
Cincinnati Financial Corp. ^	89,500	2,936
Loews Corp.	219,000	9,436
Old Republic International Corp. ^	333,700	4,235
OneBeacon Insurance Group, Ltd. - Class A	151,055	2,044
Principal Financial Group, Inc.	91,200	2,928
Torchmark Corp.	35,300	2,347
Transatlantic Holdings, Inc.	127,600	6,210
Willis Group Holdings PLC ^	173,900	7,019
WR Berkley Corp. ^	197,800	6,371
XL Group PLC - Class A	506,800	12,466
Internet & Catalog Retail - 0.3%
Expedia, Inc.	138,000	3,127
IT Services - 1.9%
Alliance Data Systems Corp. ‡	68,000	5,841
Fidelity National Information Services, Inc.	216,200	7,067
Western Union Co.	215,000	4,466
Leisure Equipment & Products - 0.8%
Hasbro, Inc.	149,100	6,984
Machinery - 1.9%
Dover Corp.	88,100	5,792
Navistar International Corp. ‡	170,300	11,807
Media - 4.9%
Cablevision Systems Corp. - Class A	78,000	2,700
CBS Corp. - Class B	491,500	12,307
DISH Network Corp. - Class A ‡ ^	139,100	3,388
Gannett Co., Inc. ^	272,600	4,152
Interpublic Group of Cos., Inc.	372,800	4,686
Omnicom Group, Inc.	50,900	2,497
Viacom, Inc. - Class B	313,900	14,603
Washington Post Co. - Class B ^	2,600	1,138
Metals & Mining - 0.8%
Allegheny Technologies, Inc. ^	105,300	7,131
Multiline Retail - 0.5%
Kohl’s Corp.	55,060	2,920
Macy’s, Inc.	57,300	1,390
Multi-Utilities - 3.0%
CMS Energy Corp.	727,700	14,292
NSTAR ^	101,100	4,678
Sempra Energy	43,500	2,327
Xcel Energy, Inc.	259,300	6,195
Oil, Gas & Consumable Fuels - 5.2%
CVR Energy, Inc. ‡	105,800	2,450
Devon Energy Corp.	88,900	8,158
El Paso Corp.	774,700	13,944
Kinder Morgan Management LLC ‡	38,524	2,527
Newfield Exploration Co. ‡	71,500	5,435
Plains Exploration & Production Co. ‡	126,600	4,587
Teekay Corp. ^	110,800	4,092
Williams Cos., Inc.	212,800	6,635
Professional Services - 0.5%
Manpower, Inc.	78,450	4,933
Real Estate Investment Trusts - 1.4%
HCP, Inc.	82,400	3,126
Kimco Realty Corp.	61,300	1,124
Regency Centers Corp.	99,700	4,335
Vornado Realty Trust	51,137	4,475
Real Estate Management & Development - 0.3%
Brookfield Properties Corp. ^	169,400	3,002
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	59,740	2,353
LSI Corp. ‡	1,446,800	9,838
Software - 3.4%
BMC Software, Inc. ‡	232,300	11,555
Jack Henry & Associates, Inc.	151,100	5,121
Parametric Technology Corp. ‡	293,450	6,600
Red Hat, Inc. ‡	95,600	4,339
Synopsys, Inc. ‡	162,800	4,501
Specialty Retail - 3.9%
AutoZone, Inc. ‡	13,200	3,611
Bed Bath & Beyond, Inc. ‡	125,600	6,063
Gap, Inc.	344,400	7,804
Guess?, Inc.	104,700	4,120
Sherwin-Williams Co.	51,900	4,359
Staples, Inc.	106,900	2,076
Tiffany & Co.	53,700	3,299
TJX Cos., Inc.	92,500	4,600
Textiles, Apparel & Luxury Goods - 0.4%
Phillips-Van Heusen Corp.	57,400	3,733
Thrifts & Mortgage Finance - 0.5%
Capitol Federal Financial, Inc.	64,400	726
People’s United Financial, Inc.	290,300	3,652
Tobacco - 0.2%
Lorillard, Inc.	16,700	1,587
Water Utilities - 0.6%
American Water Works Co., Inc.	206,200	5,784
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc. (Special Shares) - Class L	135,763	4,008

Total Common Stocks (cost $732,273)		898,247

SECURITIES LENDING COLLATERAL - 3.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	35,677,111	35,677
Total Securities Lending Collateral (cost $35,677)

	Principal	Value

REPURCHASE AGREEMENT - 3.5%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $32,137 on 04/01/2011. Collateralized by U.S. Government Obligations, 0.01% - 2.25%, due 04/21/2011 - 03/31/2016, with a total value of $32,785.	$32,137	32,137
Total Repurchase Agreement (cost $32,137)

Total Investment Securities (cost $800,087) #		966,061
Other Assets and Liabilities — Net		(38,273)

Net Assets		$927,788

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Mid Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $34,880.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $800,087. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $168,953 and $2,979, respectively. Net unrealized appreciation for tax purposes is $165,974.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Common Stocks	$821,200	$77,047	$—	$898,247
Repurchase Agreement	—	32,137	—	32,137
Securities Lending Collateral	35,677	—	—	35,677
Total	$856,877	$109,184	$—	$966,061

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Mid Growth Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.8%
Aerospace & Defense - 1.0%
BE Aerospace, Inc. ‡ ^	73,295	$2,604
Auto Components - 1.0%
BorgWarner, Inc. ‡ ^	34,650	2,761
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. ‡ ^	59,105	5,832
Capital Markets - 2.0%
T. Rowe Price Group, Inc. ^	79,710	5,294
Chemicals - 5.3%
Albemarle Corp.	70,070	4,188
CF Industries Holdings, Inc. ^	31,745	4,342
Eastman Chemical Co. ^	59,475	5,908
Commercial Services & Supplies - 1.9%
Stericycle, Inc. ‡ ^	58,075	5,150
Communications Equipment - 8.6%
Alcatel-Lucent ADR ‡ ^	843,000	4,898
Ciena Corp. ‡ ^	211,100	5,479
JDS Uniphase Corp. ‡	224,475	4,678
Juniper Networks, Inc. ‡ ^	126,730	5,333
Riverbed Technology, Inc. ‡ ^	70,575	2,657
Containers & Packaging - 1.0%
Rock-Tenn Co. — Class A ^	38,000	2,635
Diversified Consumer Services - 1.4%
DeVry, Inc.	70,385	3,876
Electrical Equipment - 8.1%
AMETEK, Inc.	128,255	5,627
Rockwell Automation, Inc. ^	56,455	5,343
Roper Industries, Inc. ^	73,960	6,394
Sensata Technologies Holding NV ‡	124,618	4,328
Energy Equipment & Services - 1.7%
Cameron International Corp. ‡ ^	79,830	4,558
Food & Staples Retailing - 2.3%
Whole Foods Market, Inc. ^	91,028	5,999
Health Care Equipment & Supplies - 2.7%
Edwards Lifesciences Corp. ‡ ^	54,240	4,719
St. Jude Medical, Inc.	51,000	2,614
Hotels, Restaurants & Leisure - 3.9%
Panera Bread Co. — Class A ‡ ^	41,305	5,246
Starwood Hotels & Resorts Worldwide, Inc. ^	89,615	5,208
Industrial Conglomerates - 2.4%
McDermott International, Inc. ‡	256,760	6,519
Internet Software & Services - 3.0%
Netease.com ADR ‡	73,000	3,614
SINA Corp. ‡ ^	41,860	4,481
IT Services - 5.4%
Cognizant Technology Solutions Corp. — Class A ‡^	42,635	3,470
Gartner, Inc. ‡ ^	134,445	5,603
VeriFone Holdings, Inc. ‡ ^	98,000	5,385
Leisure Equipment & Products - 1.3%
Polaris Industries, Inc. ^	40,085	3,488
Life Sciences Tools & Services - 5.0%
Agilent Technologies, Inc. ‡ ^	118,150	5,291
Illumina, Inc. ‡ ^	51,530	3,611
Mettler-Toledo International, Inc. ‡	25,745	4,428
Machinery - 3.0%
Actuant Corp. — Class A ^	186,865	5,418
Kennametal, Inc. ^	65,380	2,550
Media - 1.7%
Virgin Media, Inc. ^	165,156	4,590
Metals & Mining - 1.5%
Stillwater Mining Co. ‡ ^	172,120	3,947
Oil, Gas & Consumable Fuels - 8.6%
Brigham Exploration Co. ‡ ^	189,707	7,054
Cabot Oil & Gas Corp. ^	85,000	4,502
Concho Resources, Inc. ‡ ^	35,975	3,860
Holly Corp.	63,000	3,828
Walter Energy, Inc. ^	27,385	3,709
Personal Products - 1.9%
Estee Lauder Cos., Inc. — Class A ^	53,943	5,198
Pharmaceuticals - 6.0%
Perrigo Co. ^	74,600	5,933
Shire PLC ADR ^	61,140	5,325
Valeant Pharmaceuticals International, Inc. ^	97,810	4,872
Road & Rail - 1.8%
Kansas City Southern ‡ ^	88,035	4,794
Semiconductors & Semiconductor Equipment - 2.6%
Cavium Networks, Inc. ‡	85,645	3,848
Netlogic Microsystems, Inc. ‡ ^	76,000	3,194
Software - 6.5%
Autodesk, Inc. ‡	59,000	2,602
Red Hat, Inc. ‡ ^	113,645	5,158
Salesforce.com, Inc. ‡ ^	20,785	2,776
Successfactors, Inc. ‡ ^	174,525	6,823
Specialty Retail - 1.3%
Dick’s Sporting Goods, Inc. ‡	88,155	3,524
Textiles, Apparel & Luxury Goods - 4.7%
Deckers Outdoor Corp. ‡	30,460	2,624
Fossil, Inc. ‡ ^	54,214	5,078
Under Armour, Inc. — Class A ‡ ^	66,275	4,510

Total Common Stocks (cost $208,153)		267,278

SECURITIES LENDING COLLATERAL - 24.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	66,304,612	66,305
Total Securities Lending Collateral (cost $66,305)

	Principal	Value

REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $1,153 on 04/01/2011. Collateralized by a U.S. Government Obligation, 3.13%, due 04/30/2017, with a value of $1,178.	$1,153	1,153
Total Repurchase Agreement (cost $1,153)

Total Investment Securities (cost $275,611) #		334,736
Other Assets and Liabilities — Net		(66,941)

Net Assets		$267,795

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Mid Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:
^	All or a portion of this security is on loan. The value of all securities on loan is $64,518.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $275,611. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $59,474 and $349, respectively. Net unrealized appreciation for tax purposes is $59,125.
DEFINITION:
ADR       American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Common Stocks	$252,727	$14,551	$—	$267,278
Repurchase Agreement	—	1,153	—	1,153
Securities Lending Collateral	66,305	—	—	66,305
Total	$319,032	$15,704	$—	$334,736

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Small Value Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.7%
Chemicals - 2.6%
Kraton Performance Polymers, Inc. ‡^	34,324	$1,313
Zep, Inc. ^	118,300	2,059
Commercial Banks - 7.7%
First Busey Corp.	220,030	1,118
First Midwest Bancorp, Inc. ^	149,200	1,760
Flushing Financial Corp. ^	9,400	140
Hancock Holding Co. ^	23,400	768
International Bancshares Corp. ^	83,000	1,522
MB Financial, Inc. ^	65,900	1,381
Webster Financial Corp. ^	101,400	2,174
Westamerica Bancorporation ^	18,400	945
Commercial Services & Supplies - 5.5%
ACCO Brands Corp. ‡^	168,700	1,609
G&K Services, Inc. - Class A ^	34,400	1,144
Standard Parking Corp. ‡^	56,100	996
United Stationers, Inc. ^	45,300	3,220
Computers & Peripherals - 2.1%
Diebold, Inc. ^	55,500	1,968
Electronics for Imaging, Inc. ‡^	47,600	700
Construction & Engineering - 0.4%
Sterling Construction Co., Inc. ‡^	32,800	554
Containers & Packaging - 1.4%
Aptargroup, Inc.	35,400	1,775
Diversified Consumer Services - 1.2%
Matthews International Corp. - Class A ^	41,000	1,581
Diversified Financial Services - 1.8%
Ares Capital Corp. ^	135,300	2,287
Electric Utilities - 2.5%
Unisource Energy Corp. ^	52,700	1,905
Westar Energy, Inc. ^	50,700	1,339
Electrical Equipment - 3.7%
Acuity Brands, Inc. ^	19,600	1,146
Belden, Inc. ^	95,800	3,598
Electronic Equipment & Instruments - 2.3%
Coherent, Inc. ‡^	16,600	965
MTS Systems Corp. ^	32,332	1,473
Nam Tai Electronics, Inc. ^	63,100	406
Energy Equipment & Services - 2.3%
Bristow Group, Inc. ‡^	28,700	1,358
SEACOR Holdings, Inc. ^	16,400	1,516
Food & Staples Retailing - 1.2%
Casey’s General Stores, Inc. ^	37,800	1,474
Food Products - 0.9%
Snyders-Lance, Inc. ^	59,000	1,171
Gas Utilities - 2.7%
Atmos Energy Corp. ^	38,300	1,305
New Jersey Resources Corp. ^	24,400	1,048
WGL Holdings, Inc. ^	28,100	1,096
Health Care Equipment & Supplies - 1.8%
Haemonetics Corp. ‡^	8,800	577
ICU Medical, Inc. ‡^	38,800	1,698
Health Care Providers & Services - 2.7%
Amsurg Corp. - Class A ‡^	78,800	2,004
Corvel Corp. ‡^	27,300	1,452
Hotels, Restaurants & Leisure - 3.9%
Bally Technologies, Inc. ‡^	26,900	1,018
CEC Entertainment, Inc. ^	38,700	1,459
Choice Hotels International, Inc. ^	36,000	1,399
Sonic Corp. ‡^	127,600	1,155
Household Durables - 2.3%
Helen of Troy, Ltd. ‡^	71,435	2,101
Tempur-Pedic International, Inc. ‡^	17,200	871
Industrial Conglomerates - 3.5%
Carlisle Cos., Inc.	99,600	4,437
Insurance - 6.8%
Alleghany Corp. ‡	3,162	1,047
Amerisafe, Inc. ‡^	54,800	1,212
Assured Guaranty, Ltd. ^	68,100	1,015
Delphi Financial Group, Inc. - Class A ^	89,400	2,744
Platinum Underwriters Holdings, Ltd. ^	44,700	1,703
Reinsurance Group of America, Inc. - Class A ^	14,200	891
Internet Software & Services - 1.3%
Websense, Inc. ‡^	74,600	1,714
IT Services - 2.1%
MAXIMUS, Inc. ^	32,700	2,654
Life Sciences Tools & Services - 3.6%
Charles River Laboratories International, Inc. ‡	55,800	2,142
ICON PLC ADR ‡^	115,700	2,498
Machinery - 4.9%
Albany International Corp. - Class A ^	93,300	2,323
ESCO Technologies, Inc. ^	41,300	1,576
Mueller Industries, Inc.	64,900	2,376
Marine - 2.0%
Kirby Corp. ‡^	43,700	2,504
Media - 2.3%
Arbitron, Inc. ^	72,400	2,898
Multiline Retail - 0.9%
Fred’s, Inc. - Class A ^	85,000	1,132
Office Electronics - 1.2%
Zebra Technologies Corp. - Class A ‡	39,500	1,550
Oil, Gas & Consumable Fuels - 1.1%
GeoResources, Inc. ‡^	6,000	188
Penn Virginia Corp. ^	73,842	1,252
Paper & Forest Products - 1.5%
Deltic Timber Corp. ^	28,400	1,898
Personal Products - 0.6%
Herbalife, Ltd.	9,300	757
Real Estate Investment Trusts - 3.0%
American Campus Communities, Inc. ^	32,100	1,059
DiamondRock Hospitality Co. ^	76,300	852
Education Realty Trust, Inc. ^	133,200	1,070
Mack-Cali Realty Corp. ^	24,900	844
Road & Rail - 2.1%
Genesee & Wyoming, Inc. - Class A ‡^	45,900	2,671
Specialty Retail - 6.5%
Ascena Retail Group, Inc. ‡^	60,200	1,951
Cato Corp. - Class A ^	101,600	2,489
Hibbett Sports, Inc. ‡^	16,200	580
Stage Stores, Inc. ^	163,900	3,150
Textiles, Apparel & Luxury Goods - 1.2%
Skechers U.S.A., Inc. - Class A ‡^	38,800	797
Unifirst Corp. ^	13,200	700
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Small Value Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Thrifts & Mortgage Finance - 2.5%
NewAlliance Bancshares, Inc. ^	77,100	$1,144
Northwest Bancshares, Inc. ^	166,900	2,093
Trading Companies & Distributors - 1.6%
GATX Corp. ^	53,800	2,080

Total Common Stocks (cost $99,762)		124,539

SECURITIES LENDING COLLATERAL - 25.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	32,417,214	32,417
Total Securities Lending Collateral (cost $32,417)

	Principal	Value

REPURCHASE AGREEMENT - 1.3%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $1,628 on 04/01/2011. Collateralized by a U.S. Government Obligation, 3.13%, due 04/30/2017, with a value of $1,662.	$1,628	$1,628

Total Repurchase Agreement (cost $1,628)
Total Investment Securities (cost $133,807) #		158,584
Other Assets and Liabilities — Net		(31,080)

Net Assets		$127,504

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $30,727.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $133,807. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $25,310 and $533, respectively. Net unrealized appreciation for tax purposes is $24,777.
DEFINITION:
ADR          American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Common Stocks	$122,041	$2,498	$—	$124,539
Repurchase Agreement	—	1,628	—	1,628
Securities Lending Collateral	32,417	—	—	32,417
Total	$154,458	$4,126	$—	$158,584

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.7%
Aerospace & Defense - 1.8%
American Science & Engineering, Inc. ^	23,960	$2,213
Ceradyne, Inc. ‡^	72,180	3,254
Cubic Corp.	10,900	627
Esterline Technologies Corp. ‡	600	42
GenCorp, Inc. ‡^	69,900	418
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. ‡^	22,300	1,555
Hub Group, Inc. - Class A ‡	34,806	1,260
Park-Ohio Holdings Corp. ‡^	1,800	37
Airlines - 0.5%
Alaska Air Group, Inc. ‡^	22,600	1,433
US Airways Group, Inc. ‡^	34,800	303
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. ‡^	43,300	545
Fuel Systems Solutions, Inc. ‡^	46,411	1,401
Motorcar Parts of America, Inc. ‡	3,000	42
Beverages - 0.0%∞
Coca-Cola Bottling Co., Consolidated ^	1,200	81
MGP Ingredients, Inc. ^	5,100	44
Biotechnology - 3.6%
Acorda Therapeutics, Inc. ‡^	81,145	1,883
Alexion Pharmaceuticals, Inc. ‡^	24,939	2,461
BioMarin Pharmaceutical, Inc. ‡^	85,875	2,158
Genomic Health, Inc. ‡^	105,650	2,598
RTI Biologics, Inc. ‡^	307,573	880
Savient Pharmaceuticals, Inc. ‡^	72,560	769
United Therapeutics Corp. ‡^	27,000	1,810
Vanda Pharmaceuticals, Inc. ‡^	33,800	246
Building Products - 0.1%
Gibraltar Industries, Inc. ‡^	28,500	340
Capital Markets - 0.9%
American Capital, Ltd. ‡	32,400	321
Arlington Asset Investment Corp. - Class A ^	14,300	435
BGC Partners, Inc. - Class A ^	83,000	771
Calamos Asset Management, Inc. - Class A ^	9,700	161
Financial Engines, Inc. ‡	11,800	325
Gladstone Investment Corp. ^	24,900	193
TICC Capital Corp. ^	84,600	920
Chemicals - 2.8%
Balchem Corp. ^	35,968	1,350
Ferro Corp. ‡	51,500	854
Innospec, Inc. ‡	6,000	192
Kraton Performance Polymers, Inc. ‡^	25,700	983
LSB Industries, Inc. ‡^	48,843	1,936
Minerals Technologies, Inc. ^	4,600	315
OM Group, Inc. ‡^	22,100	808
Rockwood Holdings, Inc. ‡^	8,200	404
Solutia, Inc. ‡^	57,290	1,455
Zep, Inc. ^	92,100	1,603
Commercial Banks - 5.2%
1st Source Corp. ^	7,700	154
Banco Latinoamericano de Comercio Exterior SA - Class E	56,300	983
Bancorp, Inc. ‡^	24,900	230
Bank of Hawaii Corp. ^	8,700	416
Bryn Mawr Bank Corp.	1,600	33
Camden National Corp. ^	2,400	82
Cathay General Bancorp ^	3,800	65
Century Bancorp, Inc. - Class A ^	1,200	32
Citizens & Northern Corp.	9,900	166
Community Bank System, Inc. ^	47,400	1,151
Dime Community Bancshares, Inc. ^	21,000	310
Enterprise Financial Services Corp.	13,900	196
Financial Institutions, Inc. ^	3,600	63
First Busey Corp.	156,872	797
First Citizens BancShares, Inc. - Class A	1,450	291
First Defiance Financial Corp. ‡	5,500	78
First Financial Bancorp ^	9,400	157
First Financial Bankshares, Inc. ^	13,400	688
First Financial Corp.	3,500	116
First Midwest Bancorp, Inc. ^	114,300	1,349
Flushing Financial Corp. ^	7,200	107
Fulton Financial Corp. ^	44,300	492
Great Southern Bancorp, Inc.	4,200	90
Hancock Holding Co. ^	18,400	604
Independent Bank Corp. ^	3,000	81
International Bancshares Corp. ^	64,200	1,178
Lakeland Bancorp, Inc. ^	8,819	92
Lakeland Financial Corp. ^	10,600	240
MainSource Financial Group, Inc. ^	4,800	48
MB Financial, Inc. ^	52,600	1,102
NBT Bancorp, Inc. ^	1,200	27
Northrim BanCorp, Inc. ^	2,500	48
OceanFirst Financial Corp. ^	18,300	255
Old National Bancorp ^	60,000	643
Orrstown Financial Services, Inc. ^	1,200	34
Park National Corp. ^	6,200	414
S&T Bancorp, Inc. ^	4,300	93
Southside Bancshares, Inc. ^	7,000	150
Southwest Bancorp, Inc. ‡^	4,200	60
State Bancorp, Inc. ^	3,100	32
Suffolk Bancorp	7,100	149
SY Bancorp, Inc. ^	8,900	224
Tompkins Financial Corp. ^	1,200	50
Trustco Bank Corp.	22,000	130
UMB Financial Corp. ^	3,600	134
United Bankshares, Inc.	25,500	676
Virginia Commerce Bancorp, Inc. ‡	5,400	31
Washington Trust Bancorp, Inc. ^	6,000	142
Webster Financial Corp. ^	133,900	2,870
WesBanco, Inc. ^	3,100	64
West Bancorporation, Inc. ^	8,200	65
Westamerica Bancorporation ^	13,500	693
WSFS Financial Corp. ^	4,800	226
Commercial Services & Supplies - 1.7%
ACCO Brands Corp. ‡^	136,900	1,306
Compass Diversified Holdings	17,100	252
Consolidated Graphics, Inc. ‡^	3,000	164
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Commercial Services & Supplies (continued)
G&K Services, Inc. - Class A ^	29,453	$979
Standard Parking Corp. ‡^	45,788	813
United Stationers, Inc. ^	33,200	2,359
US Ecology, Inc. ^	3,600	63
Communications Equipment - 2.5%
Black Box Corp. ^	5,900	207
Comtech Telecommunications Corp.	12,800	348
Finisar Corp. ‡	75,211	1,850
Oclaro, Inc. ‡^	120,354	1,385
Oplink Communications, Inc. ‡^	55,699	1,086
Polycom, Inc. ‡^	27,550	1,428
Riverbed Technology, Inc. ‡^	65,305	2,460
Symmetricom, Inc. ‡^	8,500	52
Computers & Peripherals - 1.0%
Diebold, Inc. ^	43,200	1,532
Electronics for Imaging, Inc. ‡^	37,227	548
Imation Corp. ‡^	68,600	764
QLogic Corp. ‡	32,100	595
Construction & Engineering - 0.5%
Great Lakes Dredge & Dock Corp. ^	154,500	1,179
Sterling Construction Co., Inc. ‡^	36,900	623
Consumer Finance - 1.1%
Advance America Cash Advance Centers, Inc. ^	82,200	436
Ezcorp, Inc. - Class A ‡	96,125	3,017
World Acceptance Corp. ‡^	8,200	535
Containers & Packaging - 0.8%
Aptargroup, Inc.	25,900	1,298
Rock-Tenn Co. - Class A ^	20,160	1,398
Distributors - 0.5%
Audiovox Corp. - Class A ‡^	8,300	66
Core-Mark Holding Co., Inc. ‡^	7,700	254
LKQ Corp. ‡^	66,295	1,599
Diversified Consumer Services - 2.1%
American Public Education, Inc. ‡^	34,625	1,401
Capella Education Co. ‡^	20,184	1,005
Career Education Corp. ‡^	17,500	398
Coinstar, Inc. ‡^	41,735	1,915
Matthews International Corp. - Class A ^	34,400	1,326
Steiner Leisure, Ltd. ‡^	33,605	1,555
Diversified Financial Services - 2.8%
Ares Capital Corp. ^	104,400	1,764
BlackRock Kelso Capital Corp. ^	5,100	52
Cash America International, Inc. ^	22,425	1,033
Encore Capital Group, Inc. ‡^	61,823	1,465
First Cash Financial Services, Inc. ‡^	69,985	2,702
Gladstone Capital Corp. ^	8,000	90
Hercules Technology Growth Capital, Inc. ^	5,600	62
Kayne Anderson Energy Development Co. ^	3,000	59
Marlin Business Services Corp. ‡	3,600	44
MCG Capital Corp. ^	12,800	83
Medallion Financial Corp. ^	3,800	33
NewStar Financial, Inc. ‡^	8,900	97
Portfolio Recovery Associates, Inc. ‡^	29,854	2,542
QC Holdings, Inc. ^	9,100	39
Diversified Telecommunication Services - 0.2%
Surewest Communications ‡^	12,800	184
Vonage Holdings Corp. ‡^	79,700	363
Electric Utilities - 1.6%
Cleco Corp. ^	5,400	185
El Paso Electric Co. ‡^	50,200	1,526
NGP Capital Resources Co. ^	7,100	68
Unisource Energy Corp. ^	76,000	2,747
Westar Energy, Inc. ^	40,000	1,057
Electrical Equipment - 2.5%
Acuity Brands, Inc. ^	14,800	866
Belden, Inc.	75,200	2,825
General Cable Corp. ‡^	35,685	1,545
GrafTech International, Ltd. ‡^	80,710	1,665
Thomas & Betts Corp. ‡	8,500	505
Ultralife Corp. ‡^	10,500	53
Woodward, Inc. ^	43,413	1,500
Electronic Equipment & Instruments - 2.4%
Anixter International, Inc. ^	14,300	999
Avnet, Inc. ‡	46,860	1,598
AVX Corp. ^	35,600	531
Coherent, Inc. ‡^	17,800	1,034
CTS Corp. ^	13,000	140
Insight Enterprises, Inc. ‡	2,600	44
LoJack Corp. ‡	6,000	28
Measurement Specialties, Inc. ‡^	2,400	82
MTS Systems Corp. ^	25,800	1,175
Multi-Fineline Electronix, Inc. ‡^	44,042	1,244
Nam Tai Electronics, Inc.	45,200	291
Newport Corp. ‡^	12,800	228
RadiSys Corp. ‡^	21,300	184
Vishay Intertechnology, Inc. ‡^	56,300	999
Energy Equipment & Services - 2.7%
Basic Energy Services, Inc. ‡	27,400	699
Bristow Group, Inc. ‡^	21,100	998
Bronco Drilling Co., Inc. ‡	13,600	154
Carbo Ceramics, Inc. ^	14,360	2,027
Complete Production Services, Inc. ‡^	20,100	639
Dril-Quip, Inc. ‡	19,605	1,549
Hercules Offshore, Inc. ‡	88,100	582
Lufkin Industries, Inc. ^	17,665	1,651
SEACOR Holdings, Inc. ^	12,600	1,165
Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc. ^	44,000	1,716
Nash Finch Co. ^	5,800	220
SUPERVALU, Inc. ^	21,500	192
Susser Holdings Corp. ‡^	15,400	202
Food Products - 0.4%
B&G Foods, Inc. - Class A ^	19,400	364
Hain Celestial Group, Inc. ‡^	1,800	58
John B. Sanfilippo & Son, Inc. ‡^	3,000	35
Snyders-Lance, Inc. ^	47,200	937
Gas Utilities - 1.2%
Atmos Energy Corp. ^	30,600	1,043
Chesapeake Utilities Corp. ^	12,100	504
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Gas Utilities (continued)
New Jersey Resources Corp. ^	17,972	$772
Southwest Gas Corp. ^	31,100	1,211
WGL Holdings, Inc. ^	20,500	800
Health Care Equipment & Supplies - 3.3%
Cooper Cos., Inc. ^	6,000	417
Haemonetics Corp. ‡^	8,400	551
Hill-Rom Holdings, Inc. ^	14,800	562
ICU Medical, Inc. ‡^	30,200	1,322
Insulet Corp. ‡^	117,288	2,418
Invacare Corp. ^	33,100	1,030
Nutraceutical International Corp. ‡	2,400	36
NxStage Medical, Inc. ‡^	118,491	2,605
Sirona Dental Systems, Inc. ‡^	600	30
SonoSite, Inc. ‡^	54,365	1,811
Spectranetics Corp. ‡^	200,529	944
STERIS Corp. ^	4,100	142
Health Care Providers & Services - 2.0%
AMERIGROUP Corp. ‡^	7,500	482
Amsurg Corp. - Class A ‡^	62,100	1,581
Corvel Corp. ‡^	23,600	1,255
Five Star Quality Care, Inc. ‡^	75,800	616
Health Management Associates, Inc. - Class A ‡^	8,300	90
Healthspring, Inc. ‡^	7,000	262
HMS Holdings Corp. ‡^	14,800	1,211
Magellan Health Services, Inc. ‡	17,200	844
PDI, Inc. ‡^	6,300	51
PharMerica Corp. ‡^	18,900	216
Providence Service Corp. ‡^	4,200	63
U.S. Physical Therapy, Inc. ^	5,500	123
WellCare Health Plans, Inc. ‡^	6,600	277
Hotels, Restaurants & Leisure - 2.6%
Ameristar Casinos, Inc. ^	26,000	462
Bally Technologies, Inc. ‡^	20,600	780
Biglari Holdings, Inc. ‡^	200	85
Brinker International, Inc.	2,900	73
CEC Entertainment, Inc. ^	30,500	1,151
Cheesecake Factory, Inc. ‡^	21,100	635
Choice Hotels International, Inc. ^	28,600	1,111
Isle of Capri Casinos, Inc. ‡	9,100	86
O’Charley’s, Inc. ‡^	26,300	157
PF Chang’s China Bistro, Inc.	1,200	55
Red Lion Hotels Corp. ‡^	4,300	35
Ruby Tuesday, Inc. ‡^	48,000	629
Sonic Corp. ‡^	110,900	1,004
Texas Roadhouse, Inc. - Class A ^	98,980	1,682
WMS Industries, Inc. ‡^	39,900	1,410
Household Durables - 1.4%
Beazer Homes USA, Inc. ‡^	27,800	127
Blyth, Inc. ^	8,100	263
Helen of Troy, Ltd. ‡^	55,400	1,629
Hovnanian Enterprises, Inc. - Class A ‡^	40,600	143
Lifetime Brands, Inc. ‡^	5,000	75
Ryland Group, Inc. ^	13,700	218
Tempur-Pedic International, Inc. ‡^	13,550	686
Tupperware Brands Corp.	30,875	1,844
Household Products - 0.0%∞
Central Garden & Pet Co. - Class A ‡^	3,200	29
Industrial Conglomerates - 1.0%
Carlisle Cos., Inc. ^	77,200	3,439
Standex International Corp.	1,800	68
Insurance - 3.5%
Alleghany Corp. ‡	2,505	829
Allied World Assurance Co. Holdings, Ltd.	8,900	558
American Equity Investment Life Holding Co. ^	100,600	1,320
Amerisafe, Inc. ‡^	44,400	982
Amtrust Financial Services, Inc. ^	8,300	158
Assured Guaranty, Ltd. ^	49,900	744
Crawford & Co. - Class B ^	14,000	67
Delphi Financial Group, Inc. - Class A ^	68,328	2,099
Enstar Group, Ltd. ‡^	7,700	769
FPIC Insurance Group, Inc. ‡^	4,100	155
MBIA, Inc. ‡^	35,100	352
Montpelier Re Holdings, Ltd. ^	69,400	1,226
Phoenix Cos., Inc. ‡^	15,200	41
Platinum Underwriters Holdings, Ltd.	56,300	2,145
Reinsurance Group of America, Inc. - Class A ^	11,300	709
Unitrin, Inc.	11,600	358
Internet & Catalog Retail - 0.4%
PetMed Express, Inc. ^	87,590	1,390
Stamps.Com, Inc.	2,500	33
Internet Software & Services - 2.1%
comScore, Inc. ‡^	80,275	2,368
EarthLink, Inc. ^	18,600	146
J2 Global Communications, Inc. ‡^	53,245	1,571
Moduslink Global Solutions, Inc. ^	15,500	85
Valueclick, Inc. ‡^	32,100	464
VistaPrint NV ‡^	28,625	1,486
Websense, Inc. ‡^	59,900	1,376
IT Services - 2.4%
Acxiom Corp. ‡^	19,400	278
MAXIMUS, Inc. ^	45,861	3,723
VeriFone Holdings, Inc. ‡^	56,385	3,098
Virtusa Corp. ‡^	72,337	1,355
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. ‡^	13,800	215
Jakks Pacific, Inc. ‡^	69,200	1,339
Multimedia Games, Inc. ‡^	6,100	35
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. ‡^	5,300	28
Charles River Laboratories International, Inc. ‡	43,000	1,650
ICON PLC ADR ‡	91,700	1,980
Machinery - 4.3%
Albany International Corp. - Class A ^	68,200	1,698
Altra Holdings, Inc. ‡^	9,100	215
Briggs & Stratton Corp. ^	7,900	179
Clarcor, Inc. ^	43,855	1,970
EnPro Industries, Inc. ‡^	27,811	1,010
ESCO Technologies, Inc. ^	47,595	1,816
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Machinery (continued)
Hardinge, Inc.	3,000	$41
Kadant, Inc. ‡^	9,000	236
Miller Industries, Inc. ^	5,900	96
Mueller Industries, Inc. ^	54,900	2,009
Nacco Industries, Inc. - Class A ^	5,900	653
NN, Inc. ‡^	6,400	117
Oshkosh Corp. ‡^	17,200	609
Sauer-Danfoss, Inc. ‡	1,200	61
Toro Co. ^	24,020	1,591
Twin Disc, Inc. ^	4,200	135
Wabtec Corp. ^	28,145	1,909
Watts Water Technologies, Inc. - Class A ^	10,700	409
Xerium Technologies, Inc. ‡	1,700	41
Marine - 0.5%
Kirby Corp. ‡^	34,000	1,948
Media - 1.1%
AH Belo Corp - Class A ‡	32,100	268
Arbitron, Inc. ^	55,800	2,234
Harte-Hanks, Inc. ^	5,800	69
Morningstar, Inc. ^	17,555	1,025
Valassis Communications, Inc. ‡^	14,000	408
Metals & Mining - 1.2%
Century Aluminum Co. ‡^	65,200	1,218
Coeur D’alene Mines Corp. ‡^	48,700	1,694
Worthington Industries, Inc. ^	65,725	1,375
Multiline Retail - 1.5%
99 Cents Only Stores ‡^	48,597	953
Big Lots, Inc. ‡	50,405	2,189
Dillard’s, Inc. - Class A ^	26,500	1,063
Fred’s, Inc. - Class A ^	67,000	892
Retail Ventures, Inc. ‡^	10,500	181
Multi-Utilities - 0.1%
NorthWestern Corp.	13,400	406
Office Electronics - 0.3%
Zebra Technologies Corp. - Class A ‡	30,100	1,181
Oil, Gas & Consumable Fuels - 3.6%
Brigham Exploration Co. ‡^	53,190	1,977
CVR Energy, Inc. ‡^	34,200	792
Energy Partners, Ltd. ‡	16,900	304
GeoResources, Inc. ‡^	4,800	150
International Coal Group, Inc. ‡^	139,020	1,571
Penn Virginia Corp. ^	56,600	960
PetroQuest Energy, Inc. ‡	156,095	1,461
SM Energy Co. ^	12,300	913
Stone Energy Corp. ‡	25,100	838
W&T Offshore, Inc. ^	68,900	1,570
Western Refining, Inc. ‡^	50,600	858
World Fuel Services Corp. ^	42,797	1,738
Paper & Forest Products - 1.1%
Buckeye Technologies, Inc. ^	44,700	1,217
Deltic Timber Corp. ^	22,400	1,498
Domtar Corp.	12,600	1,156
KapStone Paper and Packaging Corp. ‡^	4,500	77
Personal Products - 0.2%
Herbalife, Ltd.	7,300	594
Pharmaceuticals - 1.8%
Auxilium Pharmaceuticals, Inc. ‡^	83,280	1,788
Impax Laboratories, Inc. ‡^	3,000	76
Inspire Pharmaceuticals, Inc. ‡^	274,775	1,088
Medicis Pharmaceutical Corp. - Class A ^	11,100	356
Par Pharmaceutical Cos., Inc. ‡^	25,700	799
Salix Pharmaceuticals, Ltd. ‡^	56,590	1,982
ViroPharma, Inc. ‡^	10,900	217
Professional Services - 0.0%∞
On Assignment, Inc. ‡^	5,500	52
Real Estate Investment Trusts - 4.6%
Alexander’s, Inc. ^	780	317
American Campus Communities, Inc. ^	23,400	772
Arbor Realty Trust, Inc. ‡^	18,000	102
Ashford Hospitality Trust, Inc. ^	34,300	378
Associated Estates Realty Corp. ^	6,800	108
CapLease, Inc.	58,100	318
CBL & Associates Properties, Inc. ^	55,600	969
Colonial Properties Trust	83,900	1,616
DiamondRock Hospitality Co. ^	60,552	676
Dynex Capital, Inc. ^	34,200	344
Education Realty Trust, Inc.	97,400	782
Extra Space Storage, Inc. ^	72,000	1,492
Getty Realty Corp. ^	42,700	977
Hersha Hospitality Trust - Class A	16,800	100
Lexington Realty Trust ^	21,800	204
Mack-Cali Realty Corp. ^	18,200	617
Mission West Properties, Inc. ^	14,200	93
Monmouth Real Estate Investment Corp. - Class A ^	10,500	86
National Health Investors, Inc. ^	24,000	1,150
Newcastle Investment Corp. ‡	75,200	454
One Liberty Properties, Inc.	24,900	375
Post Properties, Inc. ^	39,600	1,555
PS Business Parks, Inc. ^	1,800	104
Sovran Self Storage, Inc.	6,500	257
Sun Communities, Inc. ^	13,700	488
UMH Properties, Inc. ^	11,800	117
U-Store-It Trust	139,500	1,468
Winthrop Realty Trust ^	44,300	543
Road & Rail - 1.4%
Amerco, Inc. ‡^	13,700	1,329
Genesee & Wyoming, Inc. - Class A ‡^	35,200	2,049
Landstar System, Inc. ^	28,585	1,306
RailAmerica, Inc. ‡^	23,500	400
Semiconductors & Semiconductor Equipment - 3.3%
Cavium Networks, Inc. ‡	54,421	2,445
DSP Group, Inc. ‡^	6,700	52
Fairchild Semiconductor International, Inc. - Class A ‡	35,400	644
Mellanox Technologies, Ltd. ‡	39,887	1,006
Micrel, Inc. ^	24,500	330
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment - 3.3%
Microsemi Corp. ‡^	86,395	$1,789
Photronics, Inc. ‡	51,800	465
Rambus, Inc. ‡	7,500	149
RF Micro Devices, Inc. ‡^	225,105	1,443
Skyworks Solutions, Inc. ‡^	80,080	2,597
Veeco Instruments, Inc. ‡^	22,087	1,123
Software - 3.0%
Ariba, Inc. ‡^	68,600	2,342
Epicor Software Corp. ‡^	42,300	468
Fair Isaac Corp. ^	8,700	275
Micros Systems, Inc. ‡	24,315	1,202
Netscout Systems, Inc. ‡^	63,397	1,732
Parametric Technology Corp. ‡^	47,645	1,072
Progress Software Corp. ‡^	49,425	1,438
Take-Two Interactive Software, Inc. ‡	41,600	639
Taleo Corp. - Class A ‡^	47,104	1,679
Specialty Retail - 5.1%
Ascena Retail Group, Inc. ‡^	47,200	1,530
Cabela’s, Inc. ‡^	29,100	728
Casual Male Retail Group, Inc. ‡^	16,200	80
Cato Corp. - Class A ^	148,229	3,631
Chico’s FAS, Inc. ^	136,840	2,039
Collective Brands, Inc. ‡	1,800	39
DSW, Inc. - Class A ‡^	57,425	2,295
Finish Line, Inc. - Class A ^	23,800	472
Hibbett Sports, Inc. ‡^	12,400	444
MarineMax, Inc. ‡^	21,500	212
Pier 1 Imports, Inc. ‡^	54,500	553
Select Comfort Corp. ‡^	25,900	312
Sonic Automotive, Inc. - Class A ^	20,000	280
Stage Stores, Inc. ^	127,500	2,450
Tractor Supply Co. ^	29,474	1,764
Williams-Sonoma, Inc. ^	16,600	672
Zale Corp. ‡	78,100	312
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. ‡^	26,732	2,303
Movado Group, Inc. ‡^	7,900	116
Skechers U.S.A., Inc. - Class A ‡^	30,600	629
Unifirst Corp. ^	9,700	514
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp. ^	3,600	52
Brookline Bancorp, Inc. ^	33,800	356
NewAlliance Bancshares, Inc. ^	66,400	985
Northwest Bancshares, Inc.	127,500	1,599
Provident Financial Services, Inc. ^	26,900	398
Provident New York Bancorp ^	8,400	87
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc. ^	49,395	1,642
GATX Corp. ^	42,100	1,628
United Rentals, Inc. ‡^	44,900	1,494
WESCO International, Inc. ‡^	11,000	688
Water Utilities - 0.0%∞
Consolidated Water Co., Ltd. ^	7,700	84

Total Common Stocks (cost $253,195)		348,174

INVESTMENT COMPANY - 0.2%
Diversified Financial Services - 0.2%
KKR Financial Holdings LLC	63,800	625
Total Investment Company (cost $196)

	Principal	Value

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bill	$240	240
0.08% ▲, 06/16/2011 U
Total Short-Term U.S. Government Obligation (cost $240)

	Shares	Value

SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	91,091,668	91,092
Total Securities Lending Collateral (cost $91,092)

	Principal	Value

REPURCHASE AGREEMENT - 1.8%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $6,304 on 04/01/2011. Collateralized by U.S. Government Obligations, 3.13%, due 04/30/2017, with a total value of $6,441.	$6,304	6,304
Total Repurchase Agreement (cost $6,304)

Total Investment Securities (cost $351,027) #		446,435
Other Assets and Liabilities — Net		(90,464)

Net Assets		$355,971

FUTURES CONTRACTS:

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

Russell 2000 Mini Index	Long	15	06/17/2011	$81
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Small Core Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $88,858.

‡	Non-income producing security.

U	A portion of this security in the amount of $240, has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $351,027. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $100,769 and $5,361, respectively. Net unrealized appreciation for tax purposes is $95,408.

Г	Contract amounts are not in thousands.
DEFINITION:

ADR American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Common Stocks	$343,144	$5,030	$—	$348,174
Investment Company	625	—	—	625
Repurchase Agreement	—	6,304	—	6,304
Securities Lending Collateral	91,092	—	—	91,092
Short-Term U.S. Government Obligation	—	240	—	240
Total	$434,861	$11,574	$—	$446,435

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	03/31/2011
Futures Contracts — Appreciation	$81	$—	$—	$81

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Small Growth Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 97.5%
Aerospace & Defense - 1.9%
Ceradyne, Inc. ‡	10,900	$491
DigitalGlobe, Inc. ‡^	27,500	772
Esterline Technologies Corp. ‡^	10,806	764
Hexcel Corp. ‡^	36,992	728
Air Freight & Logistics - 1.5%
Atlas Air Worldwide Holdings, Inc. ‡^	16,400	1,144
Hub Group, Inc. - Class A ‡^	27,866	1,008
Auto Components - 1.3%
Drew Industries, Inc. ^	19,295	431
Tenneco, Inc. ‡	8,300	352
Westport Innovations, Inc. ‡^	46,383	1,020
Biotechnology - 1.1%
Myriad Genetics, Inc. ‡	27,600	556
Onyx Pharmaceuticals, Inc. ‡	27,700	975
Capital Markets - 1.0%
Knight Capital Group, Inc. - Class A ‡^	55,200	740
Stifel Financial Corp. ‡^	9,200	660
Chemicals - 1.9%
Kraton Performance Polymers, Inc. ‡^	20,300	776
Kronos Worldwide, Inc.	17,300	1,011
Solutia, Inc. ‡^	34,393	874
Commercial Banks - 2.1%
Boston Private Financial Holdings, Inc. ^	58,712	415
Columbia Banking System, Inc. ^	32,800	629
First Citizens BancShares, Inc. - Class A	2,630	528
Iberiabank Corp. ^	10,800	649
Umpqua Holdings Corp. ^	58,015	664
Commercial Services & Supplies - 4.1%
Consolidated Graphics, Inc. ‡^	16,500	900
Dollar Financial Corp. ‡^	38,341	796
IESI-BFC, Ltd.	34,892	885
Kforce, Inc. ‡^	38,077	697
Schawk, Inc. - Class A ^	13,150	256
Steelcase, Inc. - Class A	70,071	797
Sykes Enterprises, Inc. ‡^	42,252	835
Tal International Group, Inc. ^	21,365	775
Communications Equipment - 2.3%
Aruba Networks, Inc. ‡^	28,300	958
Blue Coat Systems, Inc. ‡^	36,615	1,031
Finisar Corp. ‡	25,300	622
Plantronics, Inc. ^	19,200	703
Computers & Peripherals - 1.0%
Avid Technology, Inc. ‡^	23,700	529
Electronics for Imaging, Inc. ‡	37,800	556
OCZ Technology Group, Inc. ‡^	50,000	402
Construction & Engineering - 0.3%
MYR Group, Inc. ‡^	16,500	395
Containers & Packaging - 0.5%
Rock-Tenn Co. - Class A ^	1,476	102
Silgan Holdings, Inc. ^	17,600	672
Diversified Consumer Services - 0.7%
Hillenbrand, Inc. ^	45,800	985
Diversified Financial Services - 1.7%
Cash America International, Inc. ^	20,496	945
Encore Capital Group, Inc. ‡	35,309	836
First Cash Financial Services, Inc. ‡^	15,531	599
Diversified Telecommunication Services - 0.9%
Atlantic Tele-Network, Inc. ^	10,900	405
Neutral Tandem, Inc. ‡^	62,000	915
Electrical Equipment - 3.4%
AO Smith Corp. ^	21,574	957
EnerSys ‡^	25,137	1,000
Fushi Copperweld, Inc. ‡^	38,125	306
General Cable Corp. ‡^	16,532	716
GrafTech International, Ltd. ‡	29,200	602
Harbin Electric, Inc. ‡^	36,797	761
II-VI, Inc. ‡^	10,280	511
Electronic Equipment & Instruments - 3.3%
Insight Enterprises, Inc. ‡^	46,207	787
Kemet Corp. ‡	29,276	434
Littelfuse, Inc. ^	6,500	371
Maxwell Technologies, Inc. ‡^	19,600	338
Newport Corp. ‡^	28,318	505
OSI Systems, Inc. ‡^	14,373	539
Power-One, Inc. ‡^	92,500	809
Rofin-Sinar Technologies, Inc. ‡^	21,888	866
Energy Equipment & Services - 2.0%
Dawson Geophysical Co. ‡^	15,199	667
Key Energy Services, Inc. ‡^	35,716	555
Newpark Resources, Inc. ‡^	93,355	734
OYO Geospace Corp. ‡	8,700	858
Food & Staples Retailing - 0.1%
QKL Stores, Inc. ‡^	29,201	77
Food Products - 1.7%
Hain Celestial Group, Inc. ‡^	26,377	851
SunOpta, Inc. ‡^	78,300	581
TreeHouse Foods, Inc. ‡^	17,235	981
Health Care Equipment & Supplies - 5.2%
Abaxis, Inc. ‡^	9,149	264
Angiodynamics, Inc. ‡^	34,249	518
Arthrocare Corp. ‡	30,000	1,000
Atrion Corp. ^	2,212	386
ICU Medical, Inc. ‡^	18,679	818
Integra LifeSciences Holdings Corp. ‡^	19,943	946
Invacare Corp. ^	29,700	924
Natus Medical, Inc. ‡^	32,555	547
Sirona Dental Systems, Inc. ‡^	21,600	1,083
Synovis Life Technologies, Inc. ‡^	44,491	853
Health Care Providers & Services - 2.3%
Bio-Reference Labs, Inc. ‡^	26,117	586
Ensign Group, Inc. ^	21,000	671
Healthspring, Inc. ‡^	18,700	699
LHC Group, Inc. ‡^	22,200	666
U.S. Physical Therapy, Inc. ^	29,737	664
Health Care Technology - 0.5%
HealthStream, Inc. ‡^	4,675	36
Medidata Solutions, Inc. ‡	5,300	136
Merge Healthcare, Inc. ‡^	115,630	564
Hotels, Restaurants & Leisure - 1.6%
Caribou Coffee Co., Inc. ‡	49,895	507
Domino’s Pizza, Inc. ‡	51,100	942
Ruby Tuesday, Inc. ‡^	65,316	856
Insurance - 0.3%
Montpelier Re Holdings, Ltd. ^	26,600	470
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Internet & Catalog Retail - 0.7%
Shutterfly, Inc. ‡^	8,170	$428
U.S. Auto Parts Network, Inc. ‡^	59,600	518
Internet Software & Services - 4.8%
Keynote Systems, Inc. ^	27,700	514
Liveperson, Inc. ‡^	61,666	779
NIC, Inc. ^	55,149	687
Open Text Corp. ‡^	14,200	885
Radware, Ltd. ‡	13,800	489
Savvis, Inc. ‡	22,260	826
Travelzoo, Inc. ‡^	16,920	1,127
Valueclick, Inc. ‡^	59,277	857
Zix Corp. ‡^	184,500	679
IT Services - 1.7%
CSG Systems International, Inc. ‡	37,751	753
Teletech Holdings, Inc. ‡^	44,000	852
Wright Express Corp. ‡^	15,793	819
Life Sciences Tools & Services - 2.5%
Bruker Corp. ‡^	49,713	1,036
eResearchTechnology, Inc. ‡^	88,400	598
ICON PLC ADR ‡	28,609	618
Nektar Therapeutics ‡^	50,244	476
Parexel International Corp. ‡^	35,443	883
Machinery - 3.7%
Actuant Corp. - Class A ^	29,400	853
Briggs & Stratton Corp. ^	24,500	555
Columbus McKinnon Corp. ‡^	33,400	617
EnPro Industries, Inc. ‡^	24,313	883
Kennametal, Inc. ^	16,300	636
LB Foster Co. - Class A ^	8,106	349
Nacco Industries, Inc. - Class A	1,331	147
Trimas Corp. ‡	21,600	464
Wabash National Corp. ‡^	71,155	824
Media - 1.1%
APAC Customer Services, Inc. ‡^	63,666	383
Dolan Co. ‡^	49,944	605
Valassis Communications, Inc. ‡^	20,300	592
Metals & Mining - 1.8%
RTI International Metals, Inc. ‡^	25,079	781
Stillwater Mining Co. ‡^	44,229	1,014
Thompson Creek Metals Co., Inc. ‡^	56,987	715
Multiline Retail - 0.8%
99 Cents Only Stores ‡^	27,652	542
PriceSmart, Inc. ^	14,511	532
Multi-Utilities - 0.3%
Avista Corp. ^	21,300	493
Oil, Gas & Consumable Fuels - 5.3%
Abraxas Petroleum Corp. ‡^	111,200	651
GeoResources, Inc. ‡^	24,600	769
International Coal Group, Inc. ‡^	84,400	953
Kodiak Oil & Gas Corp. ‡^	119,900	803
Magnum Hunter Resources Corp. ‡^	116,521	998
North American Energy Partners, Inc. ‡	59,891	738
Petroleum Development Corp. ‡^	14,787	710
Rex Energy Corp. ‡^	67,801	790
Swift Energy Co. ‡^	18,100	773
Triangle Petroleum Corp. ‡	44,400	369
Paper & Forest Products - 0.5%
Buckeye Technologies, Inc. ^	26,044	709
Personal Products - 0.3%
Inter Parfums, Inc.	26,470	490
Pharmaceuticals - 3.1%
Akorn, Inc. ‡^	117,291	677
Cardiome Pharma Corp. ‡^	74,300	318
Impax Laboratories, Inc. ‡^	43,121	1,097
Jazz Pharmaceuticals, Inc. ‡	32,200	1,026
Salix Pharmaceuticals, Ltd. ‡^	22,300	781
SuperGen, Inc. ‡^	151,000	468
Professional Services - 1.9%
FTI Consulting, Inc. ‡^	10,700	410
Huron Consulting Group, Inc. ‡^	22,945	635
Korn/Ferry International ‡^	28,400	632
TrueBlue, Inc. ‡^	40,392	679
VSE Corp. ^	9,599	285
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA ‡	20,800	638
Road & Rail - 2.0%
Celadon Group, Inc. ‡	36,630	595
Marten Transport, Ltd. ^	22,913	511
Old Dominion Freight Line, Inc. ‡^	28,700	1,007
Werner Enterprises, Inc. ^	28,700	760
Semiconductors & Semiconductor Equipment - 5.4%
Amtech Systems, Inc. ‡	12,888	325
Entegris, Inc. ‡^	91,200	800
Ezchip Semiconductor, Ltd. ‡^	29,159	865
Lattice Semiconductor Corp. ‡^	119,991	708
LTX-Credence Corp. ‡^	60,187	550
Mellanox Technologies, Ltd. ‡	24,700	623
Mips Technologies, Inc. - Class A ‡^	73,900	775
Monolithic Power Systems, Inc. ‡^	56,958	808
NVE Corp. ‡^	9,176	517
O2Micro International, Ltd. ADR ‡^	49,500	376
PMC-Sierra, Inc. ‡^	35,600	267
Silicon Image, Inc. ‡^	34,330	308
Volterra Semiconductor Corp. ‡^	31,944	793
Software - 6.4%
ACI Worldwide, Inc. ‡	8,300	272
Clicksoftware Technologies, Ltd. ‡	97,363	836
Compuware Corp. ‡^	88,000	1,016
Fortinet, Inc. ‡	16,231	714
Interactive Intelligence, Inc. ‡^	23,007	891
Netscout Systems, Inc. ‡^	25,100	686
NICE Systems, Ltd. ADR ‡	27,663	1,023
OPNET Technologies, Inc.	10,500	409
Progress Software Corp. ‡	23,599	686
Radiant Systems, Inc. ‡^	33,854	599
Smith Micro Software, Inc. ‡^	43,105	403
Sourcefire, Inc. ‡	6,257	172
TIBCO Software, Inc. ‡^	29,600	807
Ultimate Software Group, Inc. ‡^	10,000	588
Specialty Retail - 7.1%
Ascena Retail Group, Inc. ‡^	24,100	781
Buckle, Inc. ^	25,400	1,026
Casual Male Retail Group, Inc. ‡^	136,498	670
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners Small Growth Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail (continued)
Children’s Place Retail Stores, Inc. ‡^	16,500	$822
Finish Line, Inc. - Class A ^	49,000	973
Genesco, Inc. ‡^	25,544	1,026
Hibbett Sports, Inc. ‡^	19,548	700
JOS A. Bank Clothiers, Inc. ‡^	18,271	930
Lithia Motors, Inc. - Class A	18,195	265
Monro Muffler Brake, Inc. ^	9,743	321
PEP Boys - Manny Moe & Jack ^	68,500	871
Rush Enterprises, Inc. - Class A ‡^	28,719	569
Ulta Salon Cosmetics & Fragrance, Inc. ‡^	11,303	544
Williams-Sonoma, Inc. ^	17,200	697
Textiles, Apparel & Luxury Goods - 3.6%
CROCS, Inc. ‡^	44,300	790
Deckers Outdoor Corp. ‡^	10,375	894
Iconix Brand Group, Inc. ‡^	33,400	717
Perry Ellis International, Inc. ‡^	19,585	539
Steven Madden, Ltd. ‡^	20,244	951
Warnaco Group, Inc. ‡^	15,975	914
Wolverine World Wide, Inc. ^	9,214	343
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc. ^	27,374	910
DXP Enterprises, Inc. ‡^	15,420	356
Wireless Telecommunication Services - 0.5%
Novatel Wireless, Inc. ‡^	118,560	647

Total Common Stocks (cost $111,210)		138,879

INVESTMENT COMPANY - 1.3%
Capital Markets - 1.3%
iShares Russell 2000 Growth Index Fund	18,700	1,783
Total Investment Company (cost $1,783)
WARRANT - 0.0%∞
Krispy Kreme Doughnuts, Inc. ‡
Expiration: 03/02/2012
Exercise Price: $12.21	141	♦
Total Warrant (cost $♦)
SECURITIES LENDING COLLATERAL - 25.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	36,420,264	36,420

Total Securities Lending Collateral (cost $36,420)
Total Investment Securities (cost $149,413) #		177,082
Other Assets and Liabilities — Net		(34,685)

Net Assets		$142,397

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

^	All or a portion of this security is on loan. The value of all securities on loan is $35,496.

∞	Percentage rounds to less than 0.1%.

♦	Value is less than $1 or zero.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $149,413. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $29,681 and $2,012, respectively. Net unrealized appreciation for tax purposes is $27,669.
DEFINITION:
ADR          American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Common Stocks	$133,787	$5,092	$—	$138,879
Investment Company	1,783	—	—	1,783
Securities Lending Collateral	36,420	—	—	36,420
Warrant	♦	—	—	♦
Total	$171,990	$5,092	$—	$177,082

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners International Equity Portfolio
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 2.3%
Germany - 2.3%
Volkswagen AG, 1.49% ▲	128,082	$20,775
Total Preferred Stock (cost $12,001)

COMMON STOCKS - 96.9%
Australia - 2.0%
BHP Billiton, Ltd.	362,101	17,439
Bermuda - 1.1%
SeaDrill, Ltd. ^	266,595	9,641
Brazil - 3.6%
BM&FBOVESPA SA	1,400,300	10,164
Embraer SA ADR ^ ‡	277,400	9,348
Natura Cosmeticos SA	444,800	12,532
Canada - 4.9%
Canadian National Railway Co.	181,650	13,706
Canadian Natural Resources, Ltd. ^	300,700	14,869
Cenovus Energy, Inc. ^	143,988	5,688
Potash Corp., of Saskatchewan, Inc.	154,500	9,105
China - 5.2%
China Life Insurance Co., Ltd. - Class H	1,611,582	6,060
China Merchants Bank Co., Ltd. - Class H	5,346,845	14,813
Industrial & Commercial Bank of China - Class H	19,892,000	16,520
Sinopharm Group Co. - Class H	2,591,590	9,212
Denmark - 3.0%
Novo Nordisk A/S - Class B ^	169,164	21,253
Vestas Wind Systems A/S ‡^	127,753	5,541
France - 8.9%
Air Liquide SA	127,149	16,895
BNP Paribas	238,413	17,438
Lafarge SA	191,525	11,947
LVMH Moet Hennessy Louis Vuitton SA	123,733	19,587
Publicis Groupe SA ^	237,798	13,337
Germany - 9.8%
Adidas AG	138,000	8,694
Allianz SE	95,600	13,417
Deutsche Bank AG	237,300	13,951
Fresenius Medical Care AG & Co., KGaA	221,589	14,882
SAP AG	294,861	18,053
Siemens AG	135,100	18,517
Hong Kong - 4.5%
CNOOC, Ltd.	8,719,847	22,017
Hong Kong Exchanges & Clearing, Ltd.	854,000	18,521
Ireland - 1.2%
Covidien PLC ^	199,500	10,362
Israel - 2.2%
Teva Pharmaceutical Industries, Ltd. ADR	386,494	19,390
Japan - 10.2%
Canon, Inc.	285,224	12,413
Dai-ichi Life Insurance Co., Ltd. ^	5,671	8,556
Fanuc Corp.	68,254	10,331
KDDI Corp. ^	686	4,247
Komatsu, Ltd. ^	696,004	23,638
Mitsubishi UFJ Financial Group, Inc. ^	3,050,100	14,081
Toyota Motor Corp. ^	434,491	17,499
Korea, Republic of - 1.9%
Hyundai Motor Co.	91,930	17,012
Luxembourg - 2.1%
ArcelorMittal	513,200	18,565
Mexico - 2.5%
America Movil SAB de CV - Series L ADR ^	169,209	9,831
Wal-Mart de Mexico SAB de CV - Series V ^	4,202,800	12,614
Netherlands - 1.4%
ING Groep NV ‡	1,011,000	12,796
Netherlands Antilles - 2.1%
Schlumberger, Ltd.	199,000	18,559
Spain - 2.0%
Telefonica SA	701,102	17,552
Sweden - 1.5%
Hennes & Mauritz AB - Class B	414,571	13,767
Switzerland - 6.9%
Credit Suisse Group AG	311,100	13,221
Julius Baer Group, Ltd.	207,896	9,022
Logitech International SA ‡^	243,087	4,377
Nestle SA	312,854	17,933
Novartis AG	316,871	17,187
Taiwan - 2.5%
High Tech Computer Corp.	569,005	22,252
Turkey - 1.1%
Turkiye Garanti Bankasi AS	2,109,300	9,863
United Kingdom - 15.5%
ARM Holdings PLC	944,943	8,716
BG Group PLC	773,386	19,244
British American Tobacco PLC	474,973	19,064
Carnival PLC	361,198	14,208
Kingfisher PLC	3,260,210	12,861
Pearson PLC	526,437	9,298
Reckitt Benckiser Group PLC	243,270	12,496
SABMiller PLC	251,757	8,915
Standard Chartered PLC	577,886	14,990
Tesco PLC	3,070,557	18,767
United States - 0.8%
Southern Copper Corp. ^	172,400	6,943

Total Common Stocks (cost $628,299)		863,717

SECURITIES LENDING COLLATERAL - 10.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28%▲	92,220,198	92,220
Total Securities Lending Collateral (cost $92,220)

	Principal	Value

REPURCHASE AGREEMENT - 0.0% ¥
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $292 on 04/01/2011. Collateralized by a U.S. Government Obligation, 3.13%, due 04/30/2017, with a value of $302.	$292	292
Total Repurchase Agreement (cost $292)

Total Investment Securities (cost $732,812) #		977,004
Other Assets and Liabilities — Net		(84,957)

Net Assets		$892,047

The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners International Equity Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	9.0%	$87,705
Oil, Gas & Consumable Fuels	6.3	61,818
Pharmaceuticals	5.9	57,830
Automobiles	5.6	55,286
Metals & Mining	4.4	42,947
Diversified Financial Services	4.2	41,481
Capital Markets	3.7	36,194
Machinery	3.5	33,969
Food & Staples Retailing	3.2	31,381
Textiles, Apparel & Luxury Goods	2.9	28,281
Energy Equipment & Services	2.9	28,200
Insurance	2.9	28,033
Computers & Peripherals	2.7	26,629
Specialty Retail	2.7	26,628
Chemicals	2.6	26,000
Health Care Providers & Services	2.4	24,094
Media	2.4	22,635
Tobacco	2.0	19,064
Industrial Conglomerates	2.0	18,517
Software	1.8	18,053
Food Products	1.8	17,933
Diversified Telecommunication Services	1.8	17,552
Hotels, Restaurants & Leisure	1.5	14,208
Wireless Telecommunication Services	1.4	14,078
Road & Rail	1.4	13,706
Personal Products	1.3	12,532
Household Products	1.3	12,496
Office Electronics	1.3	12,413
Construction Materials	1.2	11,947
Health Care Equipment & Supplies	1.1	10,362
Aerospace & Defense	1.0	9,348
Beverages	0.9	8,915
Semiconductors & Semiconductor Equipment	0.9	8,716
Electrical Equipment	0.6	5,541

Investment Securities, at Value	90.6	884,492
Short-Term Investments	9.4	92,512

Total Investments	100.0%	$977,004

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Mexican Peso	57,243	05/24/2011	$4,700	$88
Mexican Peso	(262,964)	05/24/2011	(21,020)	(976)

				$(888)

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2011.

^	All or a portion of this security is on loan. The value of all securities on loan is $87,800.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

#	Aggregate cost for federal income tax purposes is $732,812. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $260,223 and $16,031, respectively. Net unrealized appreciation for tax purposes is $244,192.
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Transamerica Partners International Equity Portfolio
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITION:
ADR     American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Common Stocks	$133,000	$730,717	$—	$863,717
Preferred Stocks	—	20,775	—	20,775
Repurchase Agreement	—	292	—	292
Securities Lending Collateral	92,220	—	—	92,220
Total	$225,220	$751,784	$—	$977,004

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	03/31/2011
Forward Foreign Currency Contracts — Appreciation	$—	$88	$—	$88
Forward Foreign Currency Contracts — Depreciation	—	(976)	—	(976)
Total	$—	$(888)	$—	$(888)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.
The notes are an integral part of this report.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Notes to Schedules of Investments
At March 31, 2011
(unaudited)
Transamerica Partners Portfolios is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by Transamerica Partners Portfolios (each a “Portfolio” and collectively, the “Portfolios”).
Repurchase agreements: Securities purchased subject to repurchase agreements are held at the Portfolios’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Transamerica Partners Money Market Portfolio (“Money Market”), enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at March 31, 2011 are listed in the Schedules of Investments.
Option and swaption contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms. The Portfolios write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they invest. The Portfolios purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.
The underlying face amounts of open option and swaption contracts at March 31, 2011 are listed in the Schedules of Investments.
Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of Money Market, use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contract. Upon entering into such contracts, the Portfolios bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The underlying face amounts of open futures at March 31, 2011 are listed in the Schedules of Investments.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2011
(unaudited)
Swap agreements: Swap agreements are privately negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolios, with the exception of Money Market, enter into credit default, cross-currency, interest rate, and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
Certain Portfolios sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolios with interest rate swap agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
Short sales: A short sale is a transaction in which a Portfolio, with the exception of the Money Market, sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that are subject to the asset coverage requirements of the 1940 Act.
The Portfolios incur a profit or a loss, depending upon whether the market price of the securities decrease or increase between the date of the short sale and the date on which the Portfolios must replace the borrowed securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.
The Portfolios investing in short sales are liable for any income payable on securities while those securities are in a short position and also bear other costs, such as charges for the prime brokerage accounts, in connection with their short positions.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2011
(unaudited)
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Portfolios, with the exception of Money Market, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios that participate in such syndications, or can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Portfolios have direct recourse against the corporate borrowers, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Portfolios held no unsecured loan participations at March 31, 2011.
To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Treasury inflation-protected securities (“TIPS”): Certain Portfolios invest in TIPS, specially structured bonds in which the principal amounts are adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at March 31, 2011 are listed in the Schedules of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.
The PIKs at March 31, 2011 are listed in the Schedules of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Portfolios’ securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.
The value of loaned securities and related collateral outstanding at March 31, 2011 are shown in the Schedules of Investments.
Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2011
(unaudited)
Security valuations: All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing each Portfolio’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Investment company: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2011
(unaudited)
Fair value measurements: (continued)
Short term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Portfolio uses fair valuation methods that use significant unobservable inputs to determine a security’s value, the Valuation Committee will use another method that is believed to accurately reflect fair market value and are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Portfolios’ investments at March 31, 2011 are disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.

Transamerica Partners Portfolios	March 31, 2011 Form N-Q

Master Investment Portfolio —
S&P 500 Index Master Portfolio
II

Schedule of Investments March 31, 2011 (Unaudited)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary - 11.2%

Auto Components - 0.3%
The Goodyear Tire & Rubber Co. (a)	46,147	$691,282
Johnson Controls, Inc.	128,656	5,348,230

		6,039,512

Automobiles - 0.5%
Ford Motor Co. (a)	718,497	10,712,790
Harley-Davidson, Inc.	44,735	1,900,790

		12,613,580

Distributors - 0.1%
Genuine Parts Co. (b)	29,945	1,606,250

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)	23,361	974,387
DeVry, Inc.	11,735	646,247
H&R Block, Inc. (b)	58,143	973,314

		2,593,948

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	81,972	3,144,446
Darden Restaurants, Inc.	26,229	1,288,631
International Game Technology (b)	56,751	921,069
Marriott International, Inc., Class A (b)	55,210	1,964,372
McDonald’s Corp.	198,168	15,078,603
Starbucks Corp. (b)	141,696	5,235,667
Starwood Hotels & Resorts Worldwide, Inc.	36,500	2,121,380
Wyndham Worldwide Corp. (b)	32,968	1,048,712
Wynn Resorts Ltd.	14,439	1,837,363
Yum! Brands, Inc.	88,788	4,561,927

		37,202,170

Household Durables - 0.4%
D.R. Horton, Inc.	53,370	621,761
Fortune Brands, Inc.	29,141	1,803,536
Harman International Industries, Inc.	13,232	619,522
Leggett & Platt, Inc. (b)	27,949	684,751
Lennar Corp., Class A	30,519	553,004
Newell Rubbermaid, Inc.	55,194	1,055,861
Pulte Homes, Inc. (a)	64,217	475,206
Stanley Black & Decker, Inc.	31,759	2,432,739
Whirlpool Corp.	14,444	1,232,940

		9,479,320

Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	67,676	12,190,478
Expedia, Inc. (b)	38,190	865,385
NetFlix, Inc. (a)	8,339	1,979,095
priceline.com, Inc. (a)(b)	9,336	4,728,124

		19,763,082

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (b)	26,029	1,219,198

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mattel, Inc. (b)	66,230	1,651,114

		2,870,312

Media - 3.3%
CBS Corp., Class B	127,715	3,197,984
Cablevision Systems Corp.	44,175	1,528,897
Comcast Corp., Class A (b)	527,376	13,036,735
DIRECTV, Class A (a)	150,724	7,053,883
Discovery Communications, Inc. (a)(b)	53,480	2,133,852
Gannett Co., Inc.	45,522	693,300
Interpublic Group of Cos., Inc.	92,914	1,167,929
The McGraw-Hill Cos., Inc.	58,250	2,295,050
News Corp., Class A	433,776	7,617,107
Omnicom Group, Inc. (b)	53,951	2,646,836
Scripps Networks Interactive, Inc., Class A (b)	17,206	861,848
Time Warner Cable, Inc.	65,224	4,653,080
Time Warner, Inc.	207,575	7,410,427
Viacom, Inc., Class B	113,389	5,274,856
The Walt Disney Co. (b)	360,715	15,543,209
The Washington Post Co., Class B (b)	1,001	437,998

		75,552,991

Multiline Retail - 1.6%
Big Lots, Inc. (a)	14,333	622,482
Family Dollar Stores, Inc.	24,005	1,231,937
J.C. Penney Co., Inc. (b)	44,958	1,614,442
Kohl’s Corp.	55,537	2,945,682
Macy’s, Inc. (b)	80,400	1,950,504
Nordstrom, Inc.	31,883	1,430,909
Sears Holdings Corp. (a)(b)	8,255	682,276
Target Corp.	134,495	6,726,095
Wal-Mart Stores, Inc. (b)	372,117	19,368,690

		36,573,017

Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A	16,643	976,944
AutoNation, Inc. (a)(b)	12,174	430,594
AutoZone, Inc. (a)(b)	5,078	1,389,138
Bed Bath & Beyond, Inc. (a)	48,330	2,332,889
Best Buy Co., Inc.	62,144	1,784,776
CarMax, Inc. (a)	42,841	1,375,196
GameStop Corp., Class A (a)(b)	28,753	647,518
The Gap, Inc. (b)	82,849	1,877,358
The Home Depot, Inc.	311,282	11,536,111
Limited Brands, Inc.	50,237	1,651,792
Lowe’s Cos., Inc.	262,120	6,927,832
O’Reilly Automotive, Inc. (a)(b)	26,806	1,540,273
RadioShack Corp.	20,092	301,581
Ross Stores, Inc.	22,624	1,609,019
The Sherwin-Williams Co. (b)	16,907	1,420,019
Staples, Inc.	136,654	2,653,821
The TJX Cos., Inc. (b)	75,179	3,738,652
Tiffany & Co.	24,008	1,475,051
Urban Outfitters, Inc. (a)	24,439	729,015

		44,397,579

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	56,179	2,923,555
NIKE, Inc., Class B	72,709	5,504,071

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Polo Ralph Lauren Corp.	12,424	1,536,228
VF Corp. (b)	16,442	1,620,030

		11,583,884

Total Consumer Discretionary		260,275,645

Consumer Staples - 9.3%

Beverages - 2.4%
Brown-Forman Corp., Class B (b)	19,579	1,337,246
The Coca-Cola Co.	435,790	28,914,666
Coca-Cola Enterprises, Inc.	62,714	1,712,092
Constellation Brands, Inc. (a)	33,487	679,116
Dr Pepper Snapple Group, Inc. (b)	42,626	1,583,982
Molson Coors Brewing Co., Class B	30,166	1,414,484
PepsiCo, Inc. (b)	301,346	19,409,696

		55,051,282

Food & Staples Retailing - 1.4%
CVS Caremark Corp.	259,874	8,918,876
Costco Wholesale Corp. (b)	82,915	6,079,328
The Kroger Co. (b)	120,792	2,895,384
SUPERVALU, Inc. (b)	40,825	364,567
Safeway, Inc.	69,987	1,647,494
Sysco Corp. (b)	110,680	3,065,836
Walgreen Co.	175,206	7,032,769
Whole Foods Market, Inc. (b)	28,022	1,846,650

		31,850,904

Food Products - 1.6%
Archer Daniels Midland Co.	121,050	4,359,010
Campbell Soup Co. (b)	34,671	1,147,957
ConAgra Foods, Inc. (b)	82,758	1,965,503
Dean Foods Co. (a)	35,265	352,650
General Mills, Inc.	120,767	4,414,034
H.J. Heinz Co.	61,127	2,984,220
The Hershey Co.	29,358	1,595,607
Hormel Foods Corp. (b)	26,295	732,053
The J.M. Smucker Co.	22,613	1,614,342
Kellogg Co.	47,849	2,582,889
Kraft Foods, Inc., Class A	332,196	10,417,667
McCormick & Co., Inc. (b)	25,255	1,207,947
Sara Lee Corp.	118,229	2,089,106
Tyson Foods, Inc., Class A (b)	56,642	1,086,960

		36,549,945

Household Products - 2.0%
Colgate-Palmolive Co.	93,807	7,575,853
The Clorox Co. (b)	26,209	1,836,465
Kimberly-Clark Corp.	76,808	5,013,258
The Procter & Gamble Co.	531,991	32,770,646

		47,196,222

Personal Products - 0.3%
Avon Products, Inc. (b)	81,630	2,207,275
The Estee Lauder Cos., Inc., Class A (b)	21,750	2,095,830

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mead Johnson Nutrition Co.	38,859	2,251,102

		6,554,207

Tobacco - 1.6%
Altria Group, Inc.	397,357	10,343,203
Lorillard, Inc.	27,647	2,626,742
Philip Morris International, Inc. (b)	341,353	22,402,997
Reynolds American, Inc.	64,231	2,282,127

		37,655,069

Total Consumer Staples		214,857,629

Energy - 13.1%

Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	82,484	6,056,800
Cameron International Corp. (a)(b)	46,490	2,654,579
Diamond Offshore Drilling, Inc. (b)	13,203	1,025,873
FMC Technologies, Inc. (a)(b)	22,820	2,156,034
Halliburton Co.	173,485	8,646,492
Helmerich & Payne, Inc. (b)	20,197	1,387,332
Nabors Industries Ltd. (a)	54,349	1,651,123
National Oilwell Varco, Inc.	79,979	6,339,935
Noble Corp.	47,923	2,186,247
Rowan Cos., Inc. (a)(b)	23,994	1,060,055
Schlumberger Ltd.	258,512	24,108,829

		57,273,299

Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	94,261	7,721,861
Apache Corp.	72,701	9,518,015
Cabot Oil & Gas Corp. (b)	19,806	1,049,124
Chesapeake Energy Corp.	124,912	4,187,050
Chevron Corp. (b)	381,302	40,963,274
ConocoPhillips	271,553	21,686,223
CONSOL Energy, Inc. (b)	42,971	2,304,535
Denbury Resources, Inc. (a)(b)	76,168	1,858,499
Devon Energy Corp. (b)	81,106	7,443,098
EOG Resources, Inc. (b)	50,894	6,031,448
El Paso Corp.	133,859	2,409,462
Exxon Mobil Corp. (b)	941,854	79,238,177
Hess Corp.	57,085	4,864,213
Marathon Oil Corp.	134,912	7,192,159
Massey Energy Co.	19,650	1,343,274
Murphy Oil Corp.	36,631	2,689,448
Newfield Exploration Co. (a)	25,516	1,939,471
Noble Energy, Inc.	33,382	3,226,370
Occidental Petroleum Corp.	154,395	16,132,734
Peabody Energy Corp. (b)	51,391	3,698,096
Pioneer Natural Resources Co. (b)	22,119	2,254,369
QEP Resources, Inc.	33,487	1,357,563
Range Resources Corp. (b)	30,483	1,782,036
Southwestern Energy Co. (a)(b)	66,052	2,838,254
Spectra Energy Corp. (b)	123,198	3,348,522
Sunoco, Inc.	22,910	1,044,467
Tesoro Corp. (a)(b)	27,192	729,561
Valero Energy Corp. (b)	108,070	3,222,647
The Williams Cos., Inc.	111,345	3,471,737

		245,545,687

Total Energy		302,818,986

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Financials - 15.5%

Capital Markets - 2.4%
Ameriprise Financial, Inc.	46,822	2,859,888
The Bank of New York Mellon Corp.	235,876	7,045,616
The Charles Schwab Corp. (b)	189,702	3,420,327
E*Trade Financial Corp. (a)	42,020	656,773
Federated Investors, Inc., Class B (b)	17,586	470,425
Franklin Resources, Inc.	27,540	3,444,703
The Goldman Sachs Group, Inc.	98,867	15,667,453
Invesco Ltd.	87,444	2,235,069
Janus Capital Group, Inc.	35,433	441,850
Legg Mason, Inc.	28,915	1,043,542
Morgan Stanley	293,580	8,020,606
Northern Trust Corp.	45,984	2,333,688
State Street Corp.	95,387	4,286,692
T Rowe Price Group, Inc.	49,194	3,267,465

		55,194,097

Commercial Banks - 2.8%
BB&T Corp.	131,933	3,621,561
Comerica, Inc. (b)	33,574	1,232,837
Fifth Third Bancorp	174,317	2,419,520
First Horizon National Corp.	50,018	560,702
Huntington Bancshares, Inc.	163,975	1,088,794
KeyCorp	167,231	1,485,011
M&T Bank Corp.	22,837	2,020,389
Marshall & Ilsley Corp.	100,683	804,457
PNC Financial Services Group, Inc. (c)	99,816	6,287,410
Regions Financial Corp.	238,892	1,734,356
SunTrust Banks, Inc.	95,063	2,741,617
U.S. Bancorp	365,059	9,648,509
Wells Fargo & Co.	1,000,637	31,720,193
Zions BanCorp.	34,760	801,566

		66,166,922

Consumer Finance - 0.8%
American Express Co.	198,698	8,981,150
Capital One Financial Corp.	86,869	4,513,713
Discover Financial Services	103,563	2,497,940
SLM Corp. (a)	100,078	1,531,193

		17,523,996

Diversified Financial Services - 4.1%
Bank of America Corp. (b)	1,922,445	25,626,192
CME Group, Inc.	12,729	3,838,430
Citigroup, Inc. (a)	5,518,993	24,393,949
IntercontinentalExchange, Inc. (a)	13,939	1,722,024
JPMorgan Chase & Co. (b)	756,642	34,881,196
Leucadia National Corp. (b)	37,590	1,411,129
Moody’s Corp.	37,997	1,288,478
The NASDAQ OMX Group, Inc. (a)	28,443	734,967
NYSE Euronext	49,612	1,744,854

		95,641,219

Insurance - 3.8%
ACE Ltd.	63,733	4,123,525
Aon Corp.	63,267	3,350,620
Aflac, Inc.	89,312	4,713,887
The Allstate Corp. (b)	100,626	3,197,894

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

American International Group, Inc. (a)(b)	27,282	958,690
Assurant, Inc.	18,982	730,997
Berkshire Hathaway, Inc., Class B (a)	328,781	27,495,955
Chubb Corp.	56,075	3,437,958
Cincinnati Financial Corp. (b)	30,959	1,015,455
Genworth Financial, Inc., Class A (a)	93,045	1,252,386
Hartford Financial Services Group, Inc.	84,472	2,274,831
Lincoln National Corp.	59,982	1,801,859
Loews Corp.	59,720	2,573,335
Marsh & McLennan Cos., Inc. (b)	103,344	3,080,685
MetLife, Inc. (b)	200,419	8,964,742
Principal Financial Group, Inc. (b)	60,935	1,956,623
The Progressive Corp.	125,366	2,648,984
Prudential Financial, Inc.	92,312	5,684,573
Torchmark Corp.	14,732	979,383
The Travelers Cos., Inc.	81,875	4,869,925
Unum Group	58,760	1,542,450
XL Group Plc	59,074	1,453,220

		88,107,977

Real Estate Investment Trusts (REITs) - 1.4%
Apartment Investment & Management Co.	22,435	571,419
AvalonBay Communities, Inc.	16,351	1,963,428
Boston Properties, Inc.	27,090	2,569,487
Equity Residential (b)	55,839	3,149,878
HCP, Inc.	76,178	2,890,193
Health Care REIT, Inc.	33,454	1,754,328
Host Hotels & Resorts, Inc. (b)	129,239	2,275,899
Kimco Realty Corp.	77,194	1,415,738
Plum Creek Timber Co., Inc. (b)	30,740	1,340,571
ProLogis	108,346	1,731,369
Public Storage	26,546	2,944,217
Simon Property Group, Inc.	56,407	6,044,574
Ventas, Inc. (b)	30,945	1,680,314
Vornado Realty Trust	31,048	2,716,700

		33,048,115

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc., Class A (a)	55,313	1,476,857

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (b)	100,039	968,378
People’s United Financial, Inc.	68,692	864,145

		1,832,523

Total Financials		358,991,706

Health Care - 10.8%

Biotechnology - 1.3%
Amgen, Inc. (a)	177,113	9,466,690
Biogen Idec, Inc. (a)(b)	45,759	3,358,253
Celgene Corp. (a)(b)	88,304	5,080,129
Cephalon, Inc. (a)(b)	14,384	1,090,019
Genzyme Corp. (a)	49,611	3,777,878
Gilead Sciences, Inc. (a)(b)	151,056	6,410,817

		29,183,786

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	110,057	5,917,765
Becton Dickinson & Co.	41,999	3,343,960

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Boston Scientific Corp. (a)	289,344	2,080,383
C.R. Bard, Inc. (b)	16,153	1,604,155
CareFusion Corp. (a)	42,370	1,194,834
Covidien PLC	93,802	4,872,076
DENTSPLY International, Inc. (b)	26,998	998,656
Edwards Lifesciences Corp. (a)	21,794	1,896,078
Hospira, Inc. (a)(b)	31,652	1,747,191
Intuitive Surgical, Inc. (a)	7,383	2,461,935
Medtronic, Inc.	203,120	7,992,772
St. Jude Medical, Inc. (b)	61,831	3,169,457
Stryker Corp.	63,910	3,885,728
Varian Medical Systems, Inc. (a)(b)	22,802	1,542,327
Zimmer Holdings, Inc. (a)(b)	36,493	2,208,921

		44,916,238

Health Care Providers & Services - 2.0%
Aetna, Inc.	73,033	2,733,625
AmerisourceBergen Corp. (b)	52,061	2,059,533
CIGNA Corp.	51,518	2,281,217
Cardinal Health, Inc. (b)	66,431	2,732,307
Coventry Health Care, Inc. (a)	28,447	907,175
DaVita, Inc. (a)(b)	18,255	1,560,985
Express Scripts, Inc. (a)	100,343	5,580,074
Humana, Inc. (a)(b)	32,013	2,238,989
Laboratory Corp. of America Holdings (a)(b)	18,969	1,747,614
McKesson Corp.	48,295	3,817,720
Medco Health Solutions, Inc. (a)	76,824	4,314,436
Patterson Cos., Inc.	18,026	580,257
Quest Diagnostics, Inc.	29,590	1,707,935
Tenet Healthcare Corp. (a)	90,436	673,748
UnitedHealth Group, Inc.	207,739	9,389,803
WellPoint, Inc.	71,326	4,977,842

		47,303,260

Health Care Technology - 0.1%
Cerner Corp. (a)(b)	13,620	1,514,544

Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	34,190	1,792,240
PerkinElmer, Inc.	21,536	565,751
Thermo Fisher Scientific, Inc. (a)(b)	74,137	4,118,310
Waters Corp. (a)(b)	17,346	1,507,367

		7,983,668

Pharmaceuticals - 5.2%
Abbott Laboratories	293,952	14,418,345
Allergan, Inc. (b)	58,061	4,123,492
Bristol-Myers Squibb Co.	323,362	8,546,458
Eli Lilly & Co.	193,503	6,805,500
Forest Laboratories, Inc. (a)	54,339	1,755,150
Johnson & Johnson (b)	519,536	30,782,508
Merck & Co., Inc.	585,610	19,330,986
Mylan, Inc. (a)	83,013	1,881,905
Pfizer, Inc.	1,518,638	30,843,538
Watson Pharmaceuticals, Inc. (a)(b)	23,899	1,338,583

		119,826,465

Total Health Care		250,727,961

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials - 11.2%

Aerospace & Defense - 2.7%
The Boeing Co.	139,854	10,339,406
General Dynamics Corp. (b)	70,792	5,419,835
Goodrich Corp. (b)	23,858	2,040,575
Honeywell International, Inc.	148,938	8,893,088
Huntington Ingalls Industries, Inc. (a)	1	41
ITT Corp. (b)	34,892	2,095,265
L-3 Communications Holdings, Inc.	21,499	1,683,587
Lockheed Martin Corp. (b)	54,491	4,381,076
Northrop Grumman Corp.	55,332	3,469,870
Precision Castparts Corp. (b)	27,248	4,010,361
Raytheon Co. (b)	68,321	3,475,489
Rockwell Collins, Inc.	29,466	1,910,281
United Technologies Corp. (b)	174,834	14,799,698

		62,518,572

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (b)	31,541	2,338,134
Expeditors International of Washington, Inc.	40,305	2,020,893
FedEx Corp.	59,836	5,597,658
United Parcel Service, Inc., Class B	187,496	13,934,703

		23,891,388

Airlines - 0.1%
Southwest Airlines Co. (b)	141,989	1,793,321

Building Products - 0.0%
Masco Corp. (b)	68,016	946,783

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	20,387	855,439
Cintas Corp.	24,008	726,722
Iron Mountain, Inc.	38,024	1,187,490
Pitney Bowes, Inc. (b)	38,705	994,331
R.R. Donnelley & Sons Co. (b)	39,225	742,137
Republic Services, Inc. (b)	58,358	1,753,074
Stericycle, Inc. (a)(b)	16,220	1,438,227
Waste Management, Inc.	90,314	3,372,325

		11,069,745

Construction & Engineering - 0.2%
Fluor Corp. (b)	33,534	2,470,114
Jacobs Engineering Group, Inc. (a)(b)	24,005	1,234,577
Quanta Services, Inc. (a)	40,932	918,105

		4,622,796

Electrical Equipment - 0.6%
Emerson Electric Co.	143,238	8,369,396
First Solar, Inc. (a)(b)	10,279	1,653,274
Rockwell Automation, Inc. (b)	27,037	2,559,052
Roper Industries, Inc. (b)	18,108	1,565,618

		14,147,340

Industrial Conglomerates - 2.5%
3M Co. (b)	135,203	12,641,480
General Electric Co.	2,016,912	40,439,086
Textron, Inc. (b)	52,427	1,435,976

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Tyco International Ltd.	89,986	4,028,673

		58,545,215

Machinery - 2.4%
Caterpillar, Inc.	121,340	13,511,209
Cummins, Inc.	37,580	4,119,520
Danaher Corp.	102,669	5,328,521
Deere & Co. (b)	79,974	7,748,681
Dover Corp.	35,432	2,329,300
Eaton Corp. (b)	64,656	3,584,529
Flowserve Corp. (b)	10,585	1,363,348
Illinois Tool Works, Inc.	94,671	5,085,726
Ingersoll-Rand Plc	62,600	3,024,206
Joy Global, Inc. (b)	19,903	1,966,615
PACCAR, Inc.	69,391	3,632,619
Pall Corp.	21,932	1,263,502
Parker Hannifin Corp.	30,748	2,911,221
Snap-on, Inc. (b)	11,070	664,864

		56,533,861

Professional Services - 0.1%
Dun & Bradstreet Corp. (b)	9,465	759,472
Equifax, Inc. (b)	23,312	905,671
Monster Worldwide, Inc. (a)(b)	24,861	395,290
Robert Half International, Inc. (b)	27,844	852,026

		2,912,459

Road & Rail - 0.9%
CSX Corp. (b)	70,350	5,529,510
Norfolk Southern Corp. (b)	67,624	4,684,315
Ryder System, Inc. (b)	9,748	493,249
Union Pacific Corp. (b)	93,262	9,170,452

		19,877,526

Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	28,003	1,815,435
W.W. Grainger, Inc. (b)	11,080	1,525,494

		3,340,929

Total Industrials		260,199,935

Information Technology - 17.9%

Communications Equipment - 2.0%
Cisco Systems, Inc.	1,050,004	18,007,569
F5 Networks, Inc. (a)	15,337	1,573,116
Harris Corp.	24,299	1,205,230
JDS Uniphase Corp. (a)	42,587	887,513
Juniper Networks, Inc. (a)(b)	101,604	4,275,496
Motorola Mobility Holdings, Inc. (a)(b)	55,889	1,363,692
Motorola Solutions, Inc. (a)(b)	63,955	2,858,149
QUALCOMM, Inc.	312,218	17,118,913
Tellabs, Inc.	68,814	360,585

		47,650,263

Computers & Peripherals - 6.0%
Apple, Inc. (a)	174,991	60,975,614
Dell, Inc. (a)(b)	318,977	4,628,356
EMC Corp. (a)(b)	392,914	10,431,867

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Hewlett-Packard Co.	413,041	16,922,290
International Business Machines Corp. (b)	231,643	37,774,024
Lexmark International, Inc., Class A (a)(b)	14,930	553,007
NetApp, Inc. (a)	69,874	3,366,529
SanDisk Corp. (a)	44,958	2,072,114
Teradata Corp. (a)	31,948	1,619,764
Western Digital Corp. (a)	44,002	1,640,835

		139,984,400

Electronic Equipment, Instruments & Components - 0.6%
Agilent Technologies, Inc. (a)	65,553	2,935,463
Amphenol Corp., Class A	33,417	1,817,551
Corning, Inc.	297,393	6,135,218
FLIR Systems, Inc.	30,296	1,048,544
Jabil Circuit, Inc. (b)	37,239	760,793
Molex, Inc. (b)	26,235	659,023

		13,356,592

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	35,546	1,350,748
eBay, Inc. (a)	217,021	6,736,332
Google, Inc., Class A (a)	47,636	27,924,700
VeriSign, Inc.	32,944	1,192,902
Yahoo!, Inc. (a)	248,710	4,141,021

		41,345,703

IT Services - 1.4%
Automatic Data Processing, Inc. (b)	94,290	4,838,020
Cognizant Technology Solutions Corp., Class A (a)(b)	57,783	4,703,536
Computer Sciences Corp.	29,457	1,435,440
Fidelity National Information Services, Inc.	50,569	1,653,100
Fiserv, Inc. (a)	27,722	1,738,724
MasterCard, Inc., Class A	18,357	4,620,824
Paychex, Inc. (b)	61,141	1,917,382
SAIC, Inc. (a)(b)	55,789	943,950
Total System Services, Inc. (b)	30,855	556,007
Visa, Inc., Class A	92,051	6,776,795
The Western Union Co. (b)	122,609	2,546,589

		31,730,367

Office Electronics - 0.1%
Xerox Corp. (b)	265,808	2,830,855

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	109,321	940,161
Altera Corp. (b)	60,773	2,675,228
Analog Devices, Inc. (b)	56,908	2,241,037
Applied Materials, Inc. (b)	250,608	3,914,497
Broadcom Corp., Class A	90,330	3,557,195
Intel Corp. (b)	1,042,408	21,025,369
KLA-Tencor Corp. (b)	31,761	1,504,519
LSI Corp. (a)(b)	117,000	795,600
Linear Technology Corp.	43,089	1,449,083
MEMC Electronic Materials, Inc. (a)	43,740	566,870
Microchip Technology, Inc. (b)	35,788	1,360,302
Micron Technology, Inc. (a)	162,902	1,866,857
NVIDIA Corp. (a)(b)	110,353	2,037,116
National Semiconductor Corp.	45,798	656,743
Novellus Systems, Inc. (a)(b)	17,128	635,963
Teradyne, Inc. (a)(b)	35,201	626,930
Texas Instruments, Inc. (b)	222,622	7,693,816

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Xilinx, Inc. (b)	49,585	1,626,388

		55,173,674

Software - 3.6%
Adobe Systems, Inc. (a)(b)	96,131	3,187,704
Autodesk, Inc. (a)(b)	43,477	1,917,770
BMC Software, Inc. (a)	33,927	1,687,529
CA, Inc. (b)	72,658	1,756,870
Citrix Systems, Inc. (a)(b)	35,636	2,617,821
Compuware Corp. (a)	41,170	475,514
Electronic Arts, Inc. (a)(b)	63,497	1,240,096
Intuit, Inc. (a)	51,726	2,746,651
Microsoft Corp. (b)	1,404,268	35,612,236
Novell, Inc. (a)	67,203	398,514
Oracle Corp.	738,948	24,658,695
Red Hat, Inc. (a)	36,650	1,663,543
Salesforce.com, Inc. (a)	22,463	3,000,608
Symantec Corp. (a)	144,786	2,684,332

		83,647,883

Total Information Technology		415,719,737

Materials - 3.7%

Chemicals - 2.1%
Air Products & Chemicals, Inc.	40,822	3,681,328
Airgas, Inc.	14,233	945,356
CF Industries Holdings, Inc.	13,543	1,852,547
The Dow Chemical Co. (b)	221,838	8,374,384
E.I. du Pont de Nemours & Co.	175,058	9,622,938
Eastman Chemical Co.	13,466	1,337,443
Ecolab, Inc. (b)	44,192	2,254,676
FMC Corp. (b)	13,643	1,158,700
International Flavors & Fragrances, Inc. (b)	15,243	949,639
Monsanto Co.	101,942	7,366,329
PPG Industries, Inc.	30,522	2,906,000
Praxair, Inc. (b)	57,611	5,853,278
Sigma-Aldrich Corp.	23,160	1,473,902

		47,776,520

Construction Materials - 0.0%
Vulcan Materials Co. (b)	24,512	1,117,747

Containers & Packaging - 0.1%
Ball Corp.	32,138	1,152,148
Bemis Co., Inc.	20,352	667,749
Owens-Illinois, Inc. (a)	31,095	938,758
Sealed Air Corp. (b)	30,256	806,625

		3,565,280

Metals & Mining - 1.2%
AK Steel Holding Corp. (b)	20,937	330,386
Alcoa, Inc. (b)	201,847	3,562,599
Allegheny Technologies, Inc. (b)	18,748	1,269,615
Cliffs Natural Resources, Inc. (b)	25,730	2,528,744
Freeport-McMoRan Copper & Gold, Inc.	179,780	9,986,779
Newmont Mining Corp.	93,692	5,113,709
Nucor Corp.	60,002	2,761,292
Titanium Metals Corp. (a)	17,365	322,642

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States Steel Corp. (b)	27,305	1,472,832

		27,348,598

Paper & Forest Products - 0.3%
International Paper Co.	83,523	2,520,724
MeadWestvaco Corp.	31,978	969,893
Weyerhaeuser Co.	102,032	2,509,987

		6,000,604

Total Materials		85,808,749

Telecommunication Services - 3.0%

Diversified Telecommunication Services - 2.7%
AT&T, Inc. (b)	1,122,838	34,358,843
CenturyLink, Inc.	58,047	2,411,853
Frontier Communications Corp. (b)	188,753	1,551,550
Qwest Communications International, Inc.	331,007	2,260,778
Verizon Communications, Inc. (b)	537,173	20,702,647
Windstream Corp. (b)	95,783	1,232,727

		62,518,398

Wireless Telecommunication Services - 0.3%
American Tower Corp., Class A (a)	75,523	3,913,602
MetroPCS Communications, Inc. (a)(b)	50,122	813,981
Sprint Nextel Corp. (a)	567,978	2,635,418

		7,363,001

Total Telecommunication Services		69,881,399

Utilities - 3.2%

Electric Utilities - 1.7%
American Electric Power Co., Inc.	91,325	3,209,160
Duke Energy Corp.	252,458	4,582,113
Edison International	61,884	2,264,336
Entergy Corp.	34,007	2,285,610
Exelon Corp. (b)	125,715	5,184,487
FirstEnergy Corp.	79,434	2,946,207
NextEra Energy, Inc.	79,956	4,407,175
Northeast Utilities (b)	33,524	1,159,930
PPL Corp. (b)	92,004	2,327,701
Pepco Holdings, Inc. (b)	42,749	797,269
Pinnacle West Capital Corp.	20,661	884,084
Progress Energy, Inc.	55,755	2,572,536
Southern Co. (b)	160,618	6,121,152

		38,741,760

Gas Utilities - 0.1%
EQT Corp. (b)	28,333	1,413,816
Nicor, Inc.	8,697	467,029
Oneok, Inc. (b)	20,327	1,359,470

		3,240,315

Independent Power Producers & Energy Traders - 0.2%
The AES Corp. (a)(b)	125,762	1,634,906
Constellation Energy Group, Inc.	37,959	1,181,664

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

NRG Energy, Inc. (a)	47,015	1,012,703

		3,829,273

Multi-Utilities - 1.2%
Ameren Corp. (b)	45,687	1,282,434
CMS Energy Corp.	47,889	940,540
Centerpoint Energy, Inc. (b)	80,693	1,416,969
Consolidated Edison, Inc.	55,457	2,812,779
DTE Energy Co. (b)	32,184	1,575,729
Dominion Resources, Inc.	110,327	4,931,617
Integrys Energy Group, Inc.	14,816	748,356
NiSource, Inc. (b)	53,046	1,017,422
PG&E Corp.	75,265	3,325,208
Public Service Enterprise Group, Inc. (b)	96,117	3,028,647
SCANA Corp. (b)	21,616	851,022
Sempra Energy (b)	45,681	2,443,933
TECO Energy, Inc.	40,813	765,652
Wisconsin Energy Corp. (b)	44,398	1,354,139
Xcel Energy, Inc. (b)	91,680	2,190,235

		28,684,682

Total Utilities		74,496,030

Total Long-Term Investments (Cost - $1,853,566,030) - 98.9%		2,293,777,777

Short-Term Securities

Money Market Funds - 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23% (c)(d)(e)	276,200,038	276,200,038
BlackRock Cash Funds: Prime, SL Agency Shares, 0.22% (c)(d)(e)	42,612,901	42,612,901

		318,812,939

	Par
U.S. Treasury Obligations - 0.2%	(000)	Value

U.S. Treasury Bill, 0.14%, 6/23/11 (f)(g)	4,500	4,499,095

Total Short-Term Securities (Cost - $323,311,974) - 13.9%		323,312,034

Total Investments (Cost - $2,176,878,004*) - 112.8%		2,617,089,811

Liabilities in Excess of Other Assets - (12.8)%		(297,932,249)

Net Assets - 100.0%		$2,319,157,562

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,257,370,019

Gross unrealized appreciation	$618,829,103
Gross unrealized depreciation	(259,109,311)

Net unrealized appreciation	$359,719,792

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Schedule of Investments (continued)
S&P 500 Stock Master Portfolio

	Shares Held at			Shares Held at	Value at
	December 31,	Shares	Shares	March 31,	March 31,	Realized
Affiliate	2010	Purchased	Sold	2011	2011	Gain	Income

BlackRock Cash Funds: Institutional,
SL Agency Shares	350,818,795	—	(74,618,757)[1]	276,200,038	$276,200,038	—	$203,731
BlackRock Cash Funds: Prime, SL
Agency Shares	53,051,433	—	(10,438,532)[1]	42,612,901	$42,612,901	—	$30,268

PNC Financial Services Group, Inc.	98,114	1,702	—	99,816	$6,287,410	—	$9,811

[1]	Represents net activity.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
• For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.
• Financial futures contracts purchased as of March 31, 2011 were as follows:

			Expiration	Notional	Unrealized
Contracts	Issue	Exchange	Date	Value	Appreciation

381	S&P 500 Index	Chicago	June 2011	$25,165,050	$233,581

• Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
• Level 1—price quotations in active markets/exchanges for identical assets and liabilities
• Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives.)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.
The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Schedule of Investments (concluded)
S&P 500 Stock Master Portfolio

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:

Long-Term Investments[1]:
Common Stocks	$2,293,777,777	—	—	$2,293,777,777

Short-Term Securities:

Money Market Funds	318,812,939	—	—	318,812,939

U.S. Government Obligations	—	$4,499,095	—	4,499,095

Total	$2,612,590,716	$4,499,095	—	$2,617,089,811

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity Contracts	$233,581	—	—	$233,581

Total	$233,581	—	—	$233,581

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Partners Funds Group II (Registrant)
By:	/s/ John K. Carter
Chief Executive Officer
Date: May 24, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter Chief Executive Officer
Date:	May 24, 2011

By:	/s/ Robert A. DeVault, Jr. Principal Financial Officer
Date:	May 24, 2011